Schedule of Investments (unaudited)
November 30, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Citibank Credit Card Issuance Trust, 6.15%, 06/15/39	$100	$112,005
Total Asset-Backed Securities — 0.0% (Cost: $109,067)		112,005
Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The), 5.40%, 10/01/48	19	17,855
Aerospace & Defense — 1.1%
Airbus SE, 3.95%, 04/10/47(a)	30	25,033
BAE Systems Holdings Inc., 4.75%, 10/07/44(a)	85	79,691
BAE Systems PLC
3.00%, 09/15/50(a)	50	34,075
5.80%, 10/11/41(a)	60	63,485
Boeing Co. (The)
3.38%, 06/15/46	85	60,965
3.50%, 03/01/39	40	33,018
3.55%, 03/01/38	45	38,094
3.63%, 03/01/48	35	25,307
3.65%, 03/01/47	30	22,145
3.75%, 02/01/50	120	88,864
3.83%, 03/01/59	40	28,225
3.85%, 11/01/48	35	26,234
3.90%, 05/01/49	110	83,165
3.95%, 08/01/59	100	72,169
5.71%, 05/01/40	295	303,052
5.81%, 05/01/50	510	508,372
5.88%, 02/15/40	55	57,325
5.93%, 05/01/60	340	336,954
6.63%, 02/15/38	40	45,060
6.86%, 05/01/54	185	210,853
6.88%, 03/15/39	35	39,703
7.01%, 05/01/64	130	148,940
General Dynamics Corp.
2.85%, 06/01/41	25	19,029
3.60%, 11/15/42	41	33,840
4.25%, 04/01/40	95	88,277
4.25%, 04/01/50	110	95,186
General Electric Co.
4.50%, 03/11/44	50	45,776
4.90%, 01/29/36	85	87,133
5.88%, 01/14/38	70	76,914
6.88%, 01/10/39	60	71,461
Howmet Aerospace Inc., 5.95%, 02/01/37	90	98,451
L3Harris Technologies Inc.
5.05%, 04/27/45	65	62,789
5.50%, 08/15/54	55	54,846
5.60%, 07/31/53	50	50,367
6.15%, 12/15/40	30	32,995
Lockheed Martin Corp.
2.80%, 06/15/50	130	84,337
3.80%, 03/01/45	115	93,854
4.07%, 12/15/42	160	138,874
4.09%, 09/15/52	137	111,048
4.15%, 06/15/53	115	93,703
4.30%, 06/15/62	60	48,518
4.50%, 05/15/36	75	74,065
4.70%, 05/15/46	147	135,028
Security	Par (000)	Value
Aerospace & Defense (continued)
5.20%, 02/15/55	$75	$71,996
5.20%, 02/15/64	10	9,461
5.70%, 11/15/54	125	128,966
5.72%, 06/01/40	55	59,439
5.90%, 11/15/63	50	52,735
Series B, 6.15%, 09/01/36	50	56,053
Northrop Grumman Corp.
3.85%, 04/15/45	75	61,182
4.03%, 10/15/47	218	178,497
4.75%, 06/01/43	108	100,721
4.95%, 03/15/53	105	96,538
5.05%, 11/15/40(b)	40	39,789
5.15%, 05/01/40	55	55,283
5.20%, 06/01/54	95	90,734
5.25%, 05/01/50	100	96,431
RTX Corp.
2.82%, 09/01/51	90	57,296
3.03%, 03/15/52	110	72,988
3.13%, 07/01/50	105	71,816
3.75%, 11/01/46	125	98,483
4.05%, 05/04/47	75	61,683
4.15%, 05/15/45	51	43,161
4.35%, 04/15/47	115	98,957
4.45%, 11/16/38	50	47,517
4.50%, 06/01/42	350	319,593
4.63%, 11/16/48	180	159,652
4.70%, 12/15/41	60	56,439
4.80%, 12/15/43	50	46,788
4.88%, 10/15/40	46	45,040
5.38%, 02/27/53	110	107,626
5.70%, 04/15/40	10	10,614
6.05%, 06/01/36	70	76,902
6.13%, 07/15/38	65	72,034
6.40%, 03/15/54	175	196,187
		6,667,821
Agriculture — 0.6%
Altria Group Inc.
3.40%, 02/04/41	150	116,758
3.70%, 02/04/51	140	100,644
3.88%, 09/16/46	125	95,323
4.00%, 02/04/61(b)	110	80,905
4.25%, 08/09/42	108	91,523
4.45%, 05/06/50	75	60,872
4.50%, 05/02/43	80	69,247
5.38%, 01/31/44	195	191,034
5.80%, 02/14/39	200	208,264
5.95%, 02/14/49	180	183,299
Archer-Daniels-Midland Co.
2.70%, 09/15/51	85	53,164
3.75%, 09/15/47	40	31,432
4.02%, 04/16/43	40	34,001
4.50%, 03/15/49	60	52,311
4.54%, 03/26/42	42	38,761
BAT Capital Corp.
4.39%, 08/15/37	240	222,128
4.54%, 08/15/47	202	169,961
4.76%, 09/06/49	105	90,013
5.28%, 04/02/50	50	45,705
5.65%, 03/16/52	70	67,128
6.25%, 08/15/55	45	47,156
7.08%, 08/02/43	80	90,520

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
7.08%, 08/02/53	$95	$108,880
Cargill Inc.
3.13%, 05/25/51(a)	80	54,864
3.88%, 05/23/49(a)	20	15,910
4.38%, 04/22/52(a)	55	46,740
4.76%, 11/23/45(a)	55	50,838
5.38%, 10/23/55(a)	50	48,986
Philip Morris International Inc.
3.88%, 08/21/42	64	53,403
4.13%, 03/04/43	90	77,219
4.25%, 11/10/44	130	112,219
4.38%, 11/15/41	82	73,493
4.50%, 03/20/42	55	49,772
4.88%, 11/15/43	75	70,142
6.38%, 05/16/38	90	101,275
Reynolds American Inc.
5.85%, 08/15/45	225	223,990
6.15%, 09/15/43	60	62,134
7.25%, 06/15/37	56	65,068
		3,355,082
Airlines — 0.0%
United Airlines Pass-Through Trust
5.80%, 07/15/37	70	73,453
Series AA, 5.45%, 08/15/38	5	5,003
		78,456
Apparel — 0.1%
NIKE Inc.
3.25%, 03/27/40	95	77,477
3.38%, 11/01/46	55	41,234
3.38%, 03/27/50	135	98,376
3.63%, 05/01/43	55	44,466
3.88%, 11/01/45	100	81,856
VF Corp., 6.45%, 11/01/37	35	33,441
		376,850
Auto Manufacturers — 0.2%
Cummins Inc.
2.60%, 09/01/50	65	40,282
4.88%, 10/01/43	56	54,963
5.45%, 02/20/54	100	99,973
Ford Motor Co.
4.75%, 01/15/43	205	165,056
5.29%, 12/08/46	130	109,650
7.40%, 11/01/46	20	21,533
General Motors Co.
5.15%, 04/01/38	90	87,369
5.20%, 04/01/45	90	81,852
5.40%, 04/01/48(b)	85	78,123
5.95%, 04/01/49	85	83,411
6.25%, 10/02/43	153	157,115
6.60%, 04/01/36	100	109,350
6.75%, 04/01/46	75	81,334
		1,170,011
Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings Ltd.
3.10%, 12/01/51	155	100,941
4.15%, 05/01/52	105	81,891
4.40%, 10/01/46	20	16,310
5.40%, 03/15/49	45	41,699
BorgWarner Inc., 4.38%, 03/15/45	61	51,929
Security	Par (000)	Value
Auto Parts & Equipment (continued)
Lear Corp.
3.55%, 01/15/52	$25	$17,060
5.25%, 05/15/49	75	68,479
		378,309
Banks — 3.5%
Bank of America Corp.
2.68%, 06/19/41, (1-day SOFR + 1.93%)(c)	489	367,884
2.83%, 10/24/51, (1-day SOFR + 1.88%)(c)	75	48,846
2.97%, 07/21/52, (1-day SOFR + 1.56%)(b)(c)	250	168,084
3.31%, 04/22/42, (1-day SOFR + 1.58%)(c)	350	280,135
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.45%)(c)	145	118,097
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.58%)(c)	153	138,474
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.41%)(c)	495	408,106
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.08%)(c)	191	180,616
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.78%)(c)	256	219,846
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.25%)(c)	225	199,965
4.88%, 04/01/44	20	19,289
5.00%, 01/21/44	185	182,185
5.88%, 02/07/42	160	172,728
6.00%, 10/15/36	85	93,226
6.11%, 01/29/37	120	130,566
7.75%, 05/14/38	175	214,924
Series L, 4.75%, 04/21/45	65	59,308
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.65%)(c)	80	59,380
Barclays PLC
3.33%, 11/24/42, (1-year CMT + 1.30%)(c)	200	156,018
3.81%, 03/10/42, (1-year CMT + 1.70%)(c)	10	8,050
4.95%, 01/10/47	200	185,885
5.25%, 08/17/45	200	194,023
Blackstone Reg Finance Co. LLC, 4.95%, 02/15/36	35	34,872
BNP Paribas SA, 2.82%, 01/26/41(a)	100	72,384
Citigroup Inc.
2.90%, 11/03/42, (1-day SOFR + 1.38%)(c)	130	96,759
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.43%)(c)	105	93,625
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.10%)(c)	100	85,294
4.65%, 07/30/45	112	102,136
4.65%, 07/23/48	265	238,269
4.75%, 05/18/46	195	173,897
5.30%, 05/06/44	95	92,527
5.32%, 03/26/41, (1-day SOFR + 4.55%)(c)	132	133,743
5.61%, 03/04/56, (1-day SOFR + 1.75%)(c)	190	193,528
5.88%, 01/30/42	90	95,648
6.68%, 09/13/43	105	118,588
8.13%, 07/15/39	196	253,549
Commonwealth Bank of Australia
3.31%, 03/11/41(a)	200	155,364
3.74%, 09/12/39(a)	210	176,960
3.90%, 07/12/47(a)	170	141,426
Cooperatieve Rabobank UA
5.25%, 05/24/41	90	91,231
5.25%, 08/04/45	250	239,833
5.75%, 12/01/43	35	35,853

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Fifth Third Bancorp, 8.25%, 03/01/38	$102	$126,337
Goldman Sachs Group Inc. (The)
2.91%, 07/21/42, (1-day SOFR + 1.47%)(c)	155	115,499
3.21%, 04/22/42, (1-day SOFR + 1.51%)(c)	245	190,925
3.44%, 02/24/43, (1-day SOFR + 1.63%)(c)	220	174,143
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.64%)(c)	250	227,087
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.69%)(c)	151	141,748
4.75%, 10/21/45	120	110,295
4.80%, 07/08/44	186	174,871
5.15%, 05/22/45	210	199,948
5.56%, 11/19/45, (1-day SOFR + 1.58%)(c)	280	285,489
5.73%, 01/28/56, (1-day SOFR + 1.70%)(c)	305	317,143
6.25%, 02/01/41	231	255,075
6.45%, 05/01/36	80	88,239
6.75%, 10/01/37	513	577,512
HSBC Holdings PLC
5.25%, 03/14/44	200	196,846
6.10%, 01/14/42	95	103,901
6.33%, 03/09/44, (1-day SOFR + 2.65%)(c)	315	347,650
6.50%, 09/15/37	230	252,409
6.80%, 06/01/38	100	112,363
Intesa Sanpaolo SpA
4.95%, 06/01/42, (1-year CMT + 2.75%)(a)(c)	80	68,236
7.78%, 06/20/54, (1-year CMT + 3.90%)(a)(c)	105	125,908
7.80%, 11/28/53(a)	200	248,527
JPMorgan Chase & Co.
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.51%)(c)	202	147,528
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.46%)(c)	160	127,494
3.11%, 04/22/51, (1-day SOFR + 2.44%)(c)	236	164,008
3.16%, 04/22/42, (3-mo. CME Term SOFR + 1.46%)(c)	220	172,961
3.33%, 04/22/52, (1-day SOFR + 1.58%)(c)	340	246,155
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.62%)(c)	272	247,515
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.48%)(c)	145	117,889
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.64%)(c)	310	254,980
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.72%)(c)	75	62,603
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.84%)(c)	210	181,760
4.85%, 02/01/44	115	110,583
4.95%, 06/01/45	115	110,346
5.40%, 01/06/42	165	169,743
5.50%, 10/15/40	146	154,278
5.53%, 11/29/45, (1-day SOFR + 1.55%)(c)	250	258,094
5.60%, 07/15/41	90	94,985
5.63%, 08/16/43	145	151,006
6.40%, 05/15/38	173	198,244
Kreditanstalt fuer Wiederaufbau, 0.00%, 06/29/37(d)	315	194,695
Lloyds Banking Group PLC
3.37%, 12/14/46, (5-year CMT + 1.50%)(c)	20	15,035
4.34%, 01/09/48	205	170,838
5.30%, 12/01/45	200	191,323
Mitsubishi UFJ Financial Group Inc.
3.75%, 07/18/39	200	176,675
Security	Par (000)	Value
Banks (continued)
4.15%, 03/07/39(b)	$81	$76,471
4.29%, 07/26/38(b)	65	62,441
Morgan Stanley
2.80%, 01/25/52, (1-day SOFR + 1.43%)(c)	210	135,963
3.22%, 04/22/42, (1-day SOFR + 1.49%)(c)	200	157,837
3.97%, 07/22/38(c)	215	195,611
4.30%, 01/27/45	255	224,539
4.38%, 01/22/47	230	202,416
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.69%)(c)	127	120,255
5.52%, 11/19/55, (1-day SOFR + 1.71%)(c)	290	293,331
5.60%, 03/24/51, (1-day SOFR + 4.84%)(c)	201	205,061
6.38%, 07/24/42	177	200,044
Regions Financial Corp., 7.38%, 12/10/37	15	17,367
Societe Generale SA
3.63%, 03/01/41(a)	200	149,043
4.03%, 01/21/43, (1-year CMT + 1.90%)(a)(c)	115	89,636
7.13%, 01/19/55, (1-year CMT + 2.95%)(a)(c)	100	106,257
7.37%, 01/10/53(a)	100	108,840
Standard Chartered PLC
5.30%, 01/09/43(a)	10	9,688
5.70%, 03/26/44(a)	205	206,621
Sumitomo Mitsui Financial Group Inc.
2.30%, 01/12/41	200	142,207
2.93%, 09/17/41	75	55,938
3.05%, 01/14/42	40	31,155
5.84%, 07/09/44	90	94,453
6.18%, 07/13/43	90	99,005
UBS Group AG
3.18%, 02/11/43, (1-year CMT + 1.10%)(a)(c)	225	172,335
4.88%, 05/15/45	225	210,610
5.38%, 09/06/45, (1-year USD ICE Swap +1.86%)(a)(c)	200	199,208
Wells Fargo & Co.
3.07%, 04/30/41, (1-day SOFR + 2.53%)(c)	285	225,052
3.90%, 05/01/45	210	173,567
4.40%, 06/14/46	215	182,899
4.61%, 04/25/53, (1-day SOFR + 2.13%)(c)	295	259,986
4.65%, 11/04/44	215	191,323
4.75%, 12/07/46	200	178,480
4.90%, 11/17/45	188	171,297
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.50%)(c)	525	492,500
5.38%, 11/02/43	201	197,854
5.61%, 01/15/44	250	251,837
5.95%, 12/01/86	55	57,513
Wells Fargo Bank NA, 6.60%, 01/15/38	250	283,234
Westpac Banking Corp.
2.96%, 11/16/40	70	54,163
3.13%, 11/18/41	70	53,593
4.42%, 07/24/39	95	89,008
		20,818,648
Beverages — 1.0%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36	448	448,229
4.90%, 02/01/46	890	837,900
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	95	86,830
4.70%, 02/01/36	100	99,730
4.90%, 02/01/46	195	182,860

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
Anheuser-Busch InBev Worldwide Inc.
4.38%, 04/15/38	$100	$96,234
4.44%, 10/06/48	216	189,107
4.50%, 06/01/50	20	18,283
4.60%, 04/15/48	6	4,975
4.75%, 04/15/58	45	40,260
4.95%, 01/15/42	140	135,944
5.45%, 01/23/39	225	235,762
5.55%, 01/23/49	340	345,746
5.80%, 01/23/59	170	177,357
8.00%, 11/15/39	5	6,452
8.20%, 01/15/39	145	188,556
Brown-Forman Corp.
4.00%, 04/15/38	60	54,550
4.50%, 07/15/45	47	41,343
Coca-Cola Co. (The)
2.50%, 06/01/40	131	98,752
2.50%, 03/15/51	155	95,133
2.60%, 06/01/50	180	114,097
2.75%, 06/01/60	95	57,286
2.88%, 05/05/41	85	65,987
3.00%, 03/05/51	175	119,538
4.20%, 03/25/50	80	68,544
5.20%, 01/14/55	140	138,134
5.30%, 05/13/54	105	104,783
5.40%, 05/13/64	130	129,455
Constellation Brands Inc.
3.75%, 05/01/50	65	48,206
4.10%, 02/15/48	65	51,729
4.50%, 05/09/47	45	37,896
5.25%, 11/15/48	50	46,919
Diageo Capital PLC
3.88%, 04/29/43	60	50,017
5.88%, 09/30/36	60	65,405
Diageo Investment Corp., 4.25%, 05/11/42	47	40,971
Fomento Economico Mexicano SAB de CV, 4.38%, 05/10/43	15	13,278
Heineken NV
4.00%, 10/01/42(a)	20	16,998
4.35%, 03/29/47(a)	90	76,589
Keurig Dr Pepper Inc.
3.35%, 03/15/51	55	37,152
3.80%, 05/01/50	80	58,920
4.42%, 12/15/46	40	33,092
4.50%, 11/15/45	50	42,527
4.50%, 04/15/52	95	78,021
5.09%, 05/25/48	45	40,524
Molson Coors Beverage Co.
4.20%, 07/15/46	164	134,286
5.00%, 05/01/42	110	102,554
PepsiCo Inc.
2.63%, 10/21/41	90	66,083
2.75%, 10/21/51	85	54,640
2.88%, 10/15/49	35	23,598
3.38%, 07/29/49	72	53,158
3.45%, 10/06/46	110	84,707
3.50%, 03/19/40	100	85,352
3.60%, 08/13/42	20	16,519
3.63%, 03/19/50	109	84,056
3.88%, 03/19/60	70	54,296
4.00%, 03/05/42	60	52,475
Security	Par (000)	Value
Beverages (continued)
4.00%, 05/02/47	$75	$62,598
4.20%, 07/18/52	65	54,289
4.25%, 10/22/44	20	17,620
4.45%, 04/14/46	70	62,934
4.65%, 02/15/53	45	40,502
4.88%, 11/01/40	60	59,174
5.25%, 07/17/54	75	74,305
5.50%, 01/15/40	15	15,890
Pernod Ricard International Finance LLC, 2.75%, 10/01/50(a)	40	24,571
		6,143,678
Biotechnology — 0.8%
Amgen Inc.
2.77%, 09/01/53	122	74,107
2.80%, 08/15/41	70	51,824
3.00%, 01/15/52	90	59,761
3.15%, 02/21/40	175	139,811
3.38%, 02/21/50	170	123,658
4.20%, 02/22/52	115	92,826
4.40%, 05/01/45	155	135,006
4.40%, 02/22/62	120	96,084
4.56%, 06/15/48	155	134,961
4.66%, 06/15/51	360	315,234
4.88%, 03/01/53	110	99,078
4.95%, 10/01/41	91	87,144
5.15%, 11/15/41	96	94,112
5.60%, 03/02/43	185	188,722
5.65%, 06/15/42	55	56,508
5.65%, 03/02/53	355	356,658
5.75%, 03/02/63	250	250,868
6.38%, 06/01/37	57	63,908
6.40%, 02/01/39	25	27,872
Biogen Inc.
3.15%, 05/01/50	150	99,282
3.25%, 02/15/51	54	36,134
5.20%, 09/15/45	110	103,221
6.45%, 05/15/55	15	16,097
CSL Finance PLC
4.63%, 04/27/42(a)	30	27,514
4.75%, 04/27/52(a)	115	100,804
4.95%, 04/27/62(a)	50	44,416
5.42%, 04/03/54(a)	80	77,297
Gilead Sciences Inc.
2.60%, 10/01/40	65	48,557
2.80%, 10/01/50	170	110,338
4.00%, 09/01/36	85	79,992
4.15%, 03/01/47	190	160,609
4.50%, 02/01/45	175	157,615
4.75%, 03/01/46	230	212,472
4.80%, 04/01/44	170	159,330
5.50%, 11/15/54	75	75,725
5.55%, 10/15/53	115	117,000
5.60%, 11/15/64	75	76,145
5.65%, 12/01/41	115	120,672
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50	80	50,216
Royalty Pharma PLC
3.30%, 09/02/40	115	90,197
3.35%, 09/02/51	75	50,521
3.55%, 09/02/50	85	59,760
5.90%, 09/02/54	35	34,977

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
5.95%, 09/25/55	$50	$50,469
		4,607,502
Building Materials — 0.3%
Carrier Global Corp.
3.38%, 04/05/40	175	142,845
3.58%, 04/05/50	173	129,740
6.20%, 03/15/54	31	33,990
CRH America Finance Inc.
4.50%, 04/04/48(a)	85	73,753
5.00%, 02/09/36	150	151,547
5.60%, 02/09/56	55	55,153
CRH America Inc., 5.13%, 05/18/45(a)	120	114,784
Fortune Brands Innovations Inc., 4.50%, 03/25/52	50	40,920
Johnson Controls International PLC
4.50%, 02/15/47	75	65,639
4.63%, 07/02/44	30	26,950
4.95%, 07/02/64(e)	28	24,600
6.00%, 01/15/36	60	65,809
Martin Marietta Materials Inc.
3.20%, 07/15/51	125	85,678
4.25%, 12/15/47	60	50,468
5.50%, 12/01/54	50	49,657
Masco Corp.
3.13%, 02/15/51	35	23,407
4.50%, 05/15/47	42	36,210
Owens Corning
4.30%, 07/15/47	68	56,007
4.40%, 01/30/48	60	49,824
5.95%, 06/15/54	55	56,431
7.00%, 12/01/36	30	34,457
Trane Technologies Financing Ltd.
4.50%, 03/21/49	15	13,118
4.65%, 11/01/44	20	18,385
Trane Technologies Holdco, Inc.
4.30%, 02/21/48	55	47,078
5.75%, 06/15/43	70	74,052
Vulcan Materials Co.
4.50%, 06/15/47	70	61,320
4.70%, 03/01/48	85	76,041
5.70%, 12/01/54	35	35,706
		1,693,569
Chemicals — 0.7%
Air Products and Chemicals Inc.
2.70%, 05/15/40	75	56,978
2.80%, 05/15/50	120	78,386
Albemarle Corp.
5.45%, 12/01/44	40	36,845
5.65%, 06/01/52	50	45,306
Ashland Inc., 6.88%, 05/15/43	55	57,140
Braskem America Finance Co., 7.13%, 07/22/41(f)	200	70,006
CF Industries Inc.
4.95%, 06/01/43	82	74,424
5.38%, 03/15/44	75	71,426
Dow Chemical Co. (The)
3.60%, 11/15/50	120	79,699
4.38%, 11/15/42	107	86,452
4.63%, 10/01/44	65	52,995
4.80%, 05/15/49	80	64,443
5.25%, 11/15/41	90	82,509
5.55%, 11/30/48	60	53,878
Security	Par (000)	Value
Chemicals (continued)
5.60%, 02/15/54	$75	$66,927
5.65%, 03/15/36	50	50,269
5.95%, 03/15/55	55	51,447
6.90%, 05/15/53(b)	95	99,856
9.40%, 05/15/39	53	69,211
DuPont de Nemours Inc.
5.32%, 11/15/38	116	118,377
5.42%, 11/15/48	46	43,851
Eastman Chemical Co.
4.65%, 10/15/44	99	84,737
4.80%, 09/01/42	50	44,653
Ecolab Inc.
2.13%, 08/15/50	55	30,896
2.70%, 12/15/51	90	56,700
2.75%, 08/18/55	97	59,670
3.95%, 12/01/47	55	45,078
FMC Corp.
4.50%, 10/01/49	60	39,301
6.38%, 05/18/53	35	28,265
ICL Group Ltd., 6.38%, 05/31/38(a)(f)	60	62,191
International Flavors & Fragrances Inc.
3.27%, 11/15/40(a)	47	36,559
3.47%, 12/01/50(a)	60	41,768
4.38%, 06/01/47	50	40,787
5.00%, 09/26/48	75	66,979
Linde Inc./CT
2.00%, 08/10/50	20	10,941
3.55%, 11/07/42	85	68,986
LYB International Finance BV
4.88%, 03/15/44	98	82,403
5.25%, 07/15/43	75	65,969
LYB International Finance III LLC
3.38%, 10/01/40	70	51,656
3.63%, 04/01/51	100	65,715
3.80%, 10/01/60	60	38,153
4.20%, 10/15/49	95	69,707
4.20%, 05/01/50	90	65,549
LyondellBasell Industries NV, 4.63%, 02/26/55	91	70,059
Methanex Corp., 5.65%, 12/01/44	35	30,719
Mosaic Co. (The)
4.88%, 11/15/41	50	45,507
5.63%, 11/15/43	50	48,644
Nutrien Ltd.
3.95%, 05/13/50	60	46,570
4.90%, 06/01/43	60	55,059
5.00%, 04/01/49	25	22,870
5.25%, 01/15/45	55	52,408
5.63%, 12/01/40	41	41,710
5.80%, 03/27/53	90	91,718
5.88%, 12/01/36	60	63,677
6.13%, 01/15/41	25	26,451
OCP SA, 5.13%, 06/23/51(f)	200	165,440
Orbia Advance Corp. SAB de CV, 5.88%, 09/17/44(f)	200	152,650
RPM International Inc.
4.25%, 01/15/48	40	33,453
5.25%, 06/01/45	35	33,739
Sherwin-Williams Co. (The)
2.90%, 03/15/52	50	31,444
3.30%, 05/15/50	55	38,247
3.80%, 08/15/49	60	45,892
4.00%, 12/15/42	30	25,058

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
4.50%, 06/01/47	$125	$108,468
4.55%, 08/01/45	35	30,474
Sociedad Quimica y Minera de Chile SA, 3.50%, 09/10/51(f)	200	141,944
Westlake Corp.
2.88%, 08/15/41	30	20,587
3.13%, 08/15/51	70	43,174
4.38%, 11/15/47	55	42,980
5.00%, 08/15/46	71	61,229
6.38%, 11/15/55	40	40,090
		4,177,349
Commercial Services — 0.7%
American University (The), Series 2019, 3.67%, 04/01/49	35	27,151
Brown University, Series A, 2.92%, 09/01/50	5	3,389
California Endowment (The), Series 2021, 2.50%, 04/01/51(b)	55	33,341
California Institute of Technology
3.65%, 09/01/2119	10	6,536
4.32%, 08/01/45	80	71,136
4.70%, 11/01/2111	65	54,603
Case Western Reserve University, 5.41%, 06/01/2122	30	28,445
DP World Ltd./United Arab Emirates
5.63%, 09/25/48(f)	200	199,081
6.85%, 07/02/37(a)	200	228,746
Duke University
Series 2020, 2.68%, 10/01/44	80	59,571
Series 2020, 2.76%, 10/01/50	45	29,613
Series 2020, 2.83%, 10/01/55	70	45,044
Emory University, Series 2020, 2.97%, 09/01/50	45	30,555
ERAC USA Finance LLC
4.20%, 11/01/46(a)	55	46,467
4.50%, 02/15/45(a)	50	44,322
5.40%, 05/01/53(a)	85	83,677
5.63%, 03/15/42(a)	35	35,971
7.00%, 10/15/37(a)	150	175,564
Ford Foundation (The), Series 2020, 2.42%, 06/01/50	50	30,900
George Washington University (The)
4.87%, 09/15/45	75	70,356
Series 2014, 4.30%, 09/15/44	70	61,148
Series 2018, 4.13%, 09/15/48	40	33,299
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	55	36,416
Series A, 5.22%, 10/01/2118	10	9,068
Series B, 4.32%, 04/01/49	61	51,758
Global Payments Inc.
4.15%, 08/15/49	65	48,735
5.95%, 08/15/52(b)	60	57,626
Howard University, 5.21%, 10/01/52	20	17,490
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	60	49,577
Series A, 2.81%, 01/01/60	40	23,795
Leland Stanford Junior University (The)
2.41%, 06/01/50	40	24,603
3.65%, 05/01/48	125	100,582
Massachusetts Institute of Technology
3.07%, 04/01/52	50	34,660
3.89%, 07/01/2116	15	10,758
3.96%, 07/01/38	30	28,043
4.68%, 07/01/2114	30	25,715
5.60%, 07/01/2111	65	66,141
Security	Par (000)	Value
Commercial Services (continued)
Series F, 2.99%, 07/01/50	$80	$55,559
Series G, 2.29%, 07/01/51(b)	55	32,122
Moody's Corp.
2.75%, 08/19/41	50	36,385
3.10%, 11/29/61	35	22,193
3.25%, 05/20/50	20	13,830
3.75%, 02/25/52	60	45,455
4.88%, 12/17/48	25	22,654
5.25%, 07/15/44	56	54,147
Northeastern University, Series 2020, 2.89%, 10/01/50(b)	30	20,655
Northwestern University
4.64%, 12/01/44	90	87,008
Series 2017, 3.66%, 12/01/57	30	22,280
Series 2020, 2.64%, 12/01/50	50	32,080
PayPal Holdings Inc.
3.25%, 06/01/50	95	66,105
5.05%, 06/01/52	95	88,271
5.25%, 06/01/62	30	28,075
5.50%, 06/01/54	40	39,526
President and Fellows of Harvard College
2.52%, 10/15/50	70	43,400
3.15%, 07/15/46	55	41,101
3.30%, 07/15/56	55	38,907
3.75%, 11/15/52	5	3,944
4.88%, 10/15/40	80	80,489
6.50%, 01/15/39(a)	30	34,806
Quanta Services Inc., 3.05%, 10/01/41	55	41,218
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50	90	55,942
S&P Global Inc.
2.30%, 08/15/60	40	20,787
3.25%, 12/01/49	51	36,613
3.70%, 03/01/52	90	69,456
3.90%, 03/01/62	45	34,484
Thomas Jefferson University, 3.85%, 11/01/57	30	21,549
TR Finance LLC
5.65%, 11/23/43	25	25,341
5.85%, 04/15/40	20	21,072
Transurban Finance Co. Pty Ltd., 4.92%, 03/24/36(a)	50	50,094
Trustees of Boston College, 3.13%, 07/01/52	45	31,713
Trustees of Princeton University (The)
4.20%, 03/01/52	5	4,288
5.70%, 03/01/39	60	65,591
Series 2020, 2.52%, 07/01/50	110	69,616
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119	35	22,911
4.67%, 09/01/2112	10	8,455
Series 2020, 2.40%, 10/01/50	65	39,272
University of Chicago (The)
4.00%, 10/01/53	100	80,193
Series 20B, 2.76%, 04/01/45	25	20,030
Series C, 2.55%, 04/01/50	25	16,468
University of Miami, 4.06%, 04/01/52	5	4,096
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	75	59,336
Series 2017, 3.39%, 02/15/48	71	54,265
University of Southern California
2.81%, 10/01/50	50	32,471
3.03%, 10/01/39	85	71,379
4.98%, 10/01/53	5	4,744

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
5.25%, 10/01/2111	$30	$28,973
Series 2017, 3.84%, 10/01/47	105	85,835
Series 21A, 2.95%, 10/01/51	35	23,483
Series A, 3.23%, 10/01/2120	10	5,968
Verisk Analytics Inc.
3.63%, 05/15/50	30	21,986
5.13%, 02/15/36	50	50,693
5.50%, 06/15/45	30	29,739
Washington University (The)
3.52%, 04/15/54	35	26,031
4.35%, 04/15/2122	5	3,890
William Marsh Rice University, 3.57%, 05/15/45	100	80,933
WK Kellogg Foundation Trust, 2.44%, 10/01/50(a)	5	3,036
Yale University, Series 2020, 2.40%, 04/15/50	43	26,457
		4,241,282
Computers — 0.9%
Apple Inc.
2.38%, 02/08/41	190	138,088
2.40%, 08/20/50	130	79,441
2.55%, 08/20/60	145	83,964
2.65%, 05/11/50	183	117,952
2.65%, 02/08/51	315	201,198
2.70%, 08/05/51	210	134,405
2.80%, 02/08/61	130	78,885
2.85%, 08/05/61	140	85,322
2.95%, 09/11/49	125	86,139
3.45%, 02/09/45	225	179,136
3.75%, 09/12/47	135	109,133
3.75%, 11/13/47	135	109,333
3.85%, 05/04/43	250	214,697
3.85%, 08/04/46	230	190,459
3.95%, 08/08/52	210	170,688
4.10%, 08/08/62	75	60,616
4.25%, 02/09/47	120	105,222
4.38%, 05/13/45	230	208,901
4.45%, 05/06/44	115	107,380
4.50%, 02/23/36	110	112,357
4.65%, 02/23/46	260	243,801
4.85%, 05/10/53(b)	155	150,014
Crane NXT Co.
4.20%, 03/15/48	40	26,269
6.55%, 11/15/36	22	23,744
Dell Inc., 6.50%, 04/15/38	35	38,001
Dell International LLC/EMC Corp.
3.38%, 12/15/41	90	69,322
3.45%, 12/15/51	60	41,827
5.10%, 02/15/36	75	74,954
8.10%, 07/15/36	79	96,272
8.35%, 07/15/46	65	83,661
Hewlett Packard Enterprise Co.
5.60%, 10/15/54	140	130,886
6.35%, 10/15/45	135	139,570
HP Inc., 6.00%, 09/15/41(b)	95	97,446
IBM International Capital Pte Ltd.
5.25%, 02/05/44	120	118,020
5.30%, 02/05/54	155	147,867
International Business Machines Corp.
2.85%, 05/15/40	140	106,718
2.95%, 05/15/50	125	81,701
3.43%, 02/09/52	105	73,992
4.00%, 06/20/42	145	123,900
Security	Par (000)	Value
Computers (continued)
4.15%, 05/15/39	$185	$167,280
4.25%, 05/15/49	165	136,389
4.70%, 02/19/46	100	89,841
4.90%, 07/27/52	100	90,284
5.60%, 11/30/39	30	31,516
5.70%, 02/10/55	100	101,098
7.13%, 12/01/96	25	30,085
Kyndryl Holdings Inc., 4.10%, 10/15/41	40	31,792
		5,119,566
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.70%, 08/01/47	45	36,228
4.00%, 08/15/45	60	51,668
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49	90	60,548
4.15%, 03/15/47	55	44,746
4.38%, 06/15/45	45	38,328
5.15%, 05/15/53	35	32,823
6.00%, 05/15/37	50	54,637
Haleon U.S. Capital LLC, 4.00%, 03/24/52	100	80,153
Kenvue Inc.
5.05%, 03/22/53(b)	150	139,342
5.10%, 03/22/43	75	72,680
5.20%, 03/22/63	70	64,782
Perrigo Finance Unlimited Co., 4.90%, 12/15/44	35	27,844
Procter & Gamble Co. (The)
3.50%, 10/25/47	45	35,051
3.55%, 03/25/40	50	43,594
3.60%, 03/25/50	50	38,936
5.55%, 03/05/37	100	109,397
Unilever Capital Corp., Series 30Y, 2.63%, 08/12/51	80	50,304
		981,061
Distribution & Wholesale — 0.0%
WW Grainger Inc.
3.75%, 05/15/46	50	40,430
4.20%, 05/15/47	40	34,063
4.60%, 06/15/45	110	100,822
		175,315
Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/41	170	140,106
American Express Co., 4.05%, 12/03/42	122	105,827
Apollo Global Management Inc., 5.80%, 05/21/54	75	74,251
Ares Finance Co. IV LLC, 3.65%, 02/01/52(a)	20	14,086
Ares Management Corp., 5.60%, 10/11/54	105	99,684
Blackstone Holdings Finance Co. LLC
2.80%, 09/30/50(a)	55	34,405
2.85%, 08/05/51(a)	75	47,266
3.20%, 01/30/52(a)	55	37,400
3.50%, 09/10/49(a)	20	14,438
4.00%, 10/02/47(a)	60	47,769
4.45%, 07/15/45(a)	45	39,204
5.00%, 06/15/44(a)	60	56,487
Blue Owl Finance LLC, 4.13%, 10/07/51	25	17,415
Brookfield Asset Management Ltd., 6.08%, 09/15/55	60	61,771
Brookfield Finance Inc.
3.50%, 03/30/51	70	49,050
3.63%, 02/15/52	45	32,054
4.70%, 09/20/47	113	97,707
5.97%, 03/04/54	100	101,966

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50	$80	$55,579
CI Financial Corp., 4.10%, 06/15/51	5	3,539
CME Group Inc.
4.15%, 06/15/48	60	51,322
5.30%, 09/15/43	102	103,632
FMR LLC, 6.45%, 11/15/39(a)	5	5,582
Franklin Resources Inc., 2.95%, 08/12/51	30	19,210
Intercontinental Exchange Inc.
2.65%, 09/15/40	40	30,036
3.00%, 06/15/50	187	125,176
3.00%, 09/15/60	125	76,637
4.25%, 09/21/48	90	76,035
4.95%, 06/15/52	175	162,575
5.20%, 06/15/62	120	112,885
Invesco Finance PLC, 5.38%, 11/30/43	30	29,597
Jefferies Financial Group Inc.
6.25%, 01/15/36	40	42,479
6.50%, 01/20/43	25	26,321
KKR Group Finance Co. II LLC, 5.50%, 02/01/43(a)(b)	65	64,108
Legg Mason Inc., 5.63%, 01/15/44	85	85,334
Mastercard Inc.
2.95%, 03/15/51	60	40,266
3.65%, 06/01/49	95	73,814
3.80%, 11/21/46	55	44,962
3.85%, 03/26/50	155	124,239
3.95%, 02/26/48	35	28,895
Nasdaq Inc.
2.50%, 12/21/40	85	61,021
3.25%, 04/28/50	60	41,926
3.95%, 03/07/52	40	30,831
5.95%, 08/15/53	80	83,546
6.10%, 06/28/63	40	41,977
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.88%, 04/15/45(a)	60	52,484
Raymond James Financial Inc.
3.75%, 04/01/51	85	63,737
4.95%, 07/15/46	90	83,116
5.65%, 09/11/55	10	9,886
Visa Inc.
2.00%, 08/15/50	160	88,585
2.70%, 04/15/40	97	75,334
3.65%, 09/15/47	60	47,576
4.15%, 12/14/35	135	131,599
4.30%, 12/14/45	320	283,392
Voya Financial Inc.
4.80%, 06/15/46	35	31,494
5.70%, 07/15/43	45	45,460
Western Union Co. (The), 6.20%, 11/17/36(b)	30	31,505
		3,656,578
Electric — 5.7%
Abu Dhabi National Energy Co. PJSC
4.00%, 10/03/49(f)	200	164,378
6.50%, 10/27/36(a)	100	115,004
Adani Transmission Step-One Ltd., 4.25%, 05/21/36(f)	133	119,553
AEP Texas Inc.
3.45%, 05/15/51	60	41,304
3.80%, 10/01/47	50	37,418
5.25%, 05/15/52	60	55,772
5.85%, 10/15/55	25	24,891
Series G, 4.15%, 05/01/49	30	23,511
Security	Par (000)	Value
Electric (continued)
Series H, 3.45%, 01/15/50	$50	$34,771
AEP Transmission Co. LLC
3.15%, 09/15/49	5	3,448
3.75%, 12/01/47	62	48,239
3.80%, 06/15/49	25	19,244
4.00%, 12/01/46	15	12,252
4.25%, 09/15/48	20	16,673
4.50%, 06/15/52	35	30,215
5.40%, 03/15/53	45	44,570
Series M, 3.65%, 04/01/50	55	41,550
Series N, 2.75%, 08/15/51	35	22,035
Alabama Power Co.
3.00%, 03/15/52	50	33,087
3.13%, 07/15/51	55	37,153
3.45%, 10/01/49	85	61,896
3.75%, 03/01/45	85	67,830
4.15%, 08/15/44	30	25,518
4.30%, 01/02/46	30	25,749
6.00%, 03/01/39	40	43,526
Series A, 4.30%, 07/15/48	27	22,913
Series B, 3.70%, 12/01/47	45	34,838
Alfa Desarrollo SpA, 4.55%, 09/27/51(f)	197	161,019
Ameren Illinois Co.
2.90%, 06/15/51	55	35,708
3.25%, 03/15/50	25	17,570
3.70%, 12/01/47	65	50,510
4.15%, 03/15/46	50	42,124
4.50%, 03/15/49	25	21,633
5.55%, 07/01/54	75	75,563
5.63%, 03/01/55	100	102,209
5.90%, 12/01/52	35	36,925
American Electric Power Co. Inc., 3.25%, 03/01/50	55	36,965
American Transmission Systems Inc., 5.00%, 09/01/44(a)	25	23,674
Appalachian Power Co.
4.40%, 05/15/44	60	51,107
4.45%, 06/01/45	30	25,596
7.00%, 04/01/38	46	52,858
Series Y, 4.50%, 03/01/49	55	46,115
Series Z, 3.70%, 05/01/50	75	55,215
Arizona Public Service Co.
2.65%, 09/15/50	30	18,404
3.35%, 05/15/50	60	42,000
3.50%, 12/01/49	30	21,639
3.75%, 05/15/46	35	27,098
4.20%, 08/15/48	30	24,643
4.25%, 03/01/49	35	28,693
4.35%, 11/15/45	30	25,498
4.50%, 04/01/42	31	27,548
5.05%, 09/01/41	30	28,897
5.90%, 08/15/55	45	46,327
Avista Corp.
4.00%, 04/01/52	25	19,576
4.35%, 06/01/48	5	4,198
Baltimore Gas & Electric Co.
2.90%, 06/15/50	45	29,393
3.20%, 09/15/49	25	17,352
3.50%, 08/15/46	25	18,854
3.75%, 08/15/47	35	27,450
4.25%, 09/15/48	10	8,366
4.55%, 06/01/52	75	64,883

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.40%, 06/01/53	$45	$44,203
5.65%, 06/01/54	50	50,737
6.35%, 10/01/36	45	50,622
Basin Electric Power Cooperative, 5.85%, 10/15/55(a)	75	74,978
Berkshire Hathaway Energy Co.
2.85%, 05/15/51	185	117,318
3.80%, 07/15/48	65	49,909
4.25%, 10/15/50	70	57,027
4.45%, 01/15/49	78	65,884
4.50%, 02/01/45	98	85,947
4.60%, 05/01/53	75	64,337
5.15%, 11/15/43	35	34,078
5.95%, 05/15/37	70	76,030
6.13%, 04/01/36	156	170,585
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	50	40,331
3.60%, 03/01/52	45	33,578
3.95%, 03/01/48	45	36,410
4.50%, 04/01/44	54	48,090
5.30%, 04/01/53	25	24,410
Series AD, 2.90%, 07/01/50	15	9,924
Series AF, 3.35%, 04/01/51	50	35,861
Series AJ, 4.85%, 10/01/52	30	27,673
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	23	24,465
CMS Energy Corp., 4.88%, 03/01/44	50	45,085
Comision Federal de Electricidad, 4.68%, 02/09/51(f)	200	150,862
Commonwealth Edison Co.
3.00%, 03/01/50	80	53,341
3.65%, 06/15/46	60	46,799
3.70%, 03/01/45	35	27,803
4.00%, 03/01/48	110	89,282
4.00%, 03/01/49	70	55,922
4.35%, 11/15/45	60	51,780
4.70%, 01/15/44	55	50,336
5.30%, 02/01/53	20	19,342
5.90%, 03/15/36	60	65,309
5.95%, 06/01/55	70	74,258
6.45%, 01/15/38	40	45,143
Series 123, 3.75%, 08/15/47	95	73,998
Series 127, 3.20%, 11/15/49	45	31,115
Series 130, 3.13%, 03/15/51	50	33,948
Series 131, 2.75%, 09/01/51	65	40,995
Series 133, 3.85%, 03/15/52	60	46,221
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	85	68,998
4.30%, 04/15/44	30	26,307
5.25%, 01/15/53	45	43,322
Series A, 4.15%, 06/01/45	50	42,064
Consolidated Edison Co. of New York Inc.
3.20%, 12/01/51	30	20,379
3.60%, 06/15/61	60	42,154
3.70%, 11/15/59	60	42,801
3.85%, 06/15/46	100	80,159
3.95%, 03/01/43	115	96,520
4.45%, 03/15/44	115	101,818
4.50%, 12/01/45	100	88,164
4.50%, 05/15/58	70	58,455
4.63%, 12/01/54	85	73,102
5.70%, 06/15/40	20	20,890
5.70%, 05/15/54	80	81,515
Security	Par (000)	Value
Electric (continued)
5.75%, 11/15/55	$35	$35,855
5.90%, 11/15/53	130	135,609
6.15%, 11/15/52	100	107,297
Series 06-A, 5.85%, 03/15/36	65	70,015
Series 07-A, 6.30%, 08/15/37	15	16,786
Series 08-B, 6.75%, 04/01/38	40	46,280
Series 12-A, 4.20%, 03/15/42	65	56,657
Series 2017, 3.88%, 06/15/47	80	63,381
Series 20B, 3.95%, 04/01/50	75	59,871
Series A, 4.13%, 05/15/49	100	81,157
Series C, 3.00%, 12/01/60	65	39,480
Series C, 4.00%, 11/15/57	40	30,409
Series C, 4.30%, 12/01/56	45	36,409
Series E, 4.65%, 12/01/48	95	84,206
Consorcio Transmantaro SA, 5.20%, 04/11/38(f)	200	198,863
Constellation Energy Generation LLC
5.60%, 06/15/42	65	65,993
5.75%, 10/01/41	25	25,694
5.75%, 03/15/54	75	75,279
6.25%, 10/01/39	88	96,340
6.50%, 10/01/53	80	88,250
Consumers Energy Co.
2.65%, 08/15/52	40	25,647
3.10%, 08/15/50	91	62,299
3.25%, 08/15/46	50	36,952
3.50%, 08/01/51	95	70,442
3.75%, 02/15/50	60	46,359
4.05%, 05/15/48	85	70,224
4.20%, 09/01/52	65	53,656
4.35%, 04/15/49	60	51,196
Dayton Power & Light Co. (The), 3.95%, 06/15/49	10	7,543
Dominion Energy Inc.
4.70%, 12/01/44	45	40,235
4.85%, 08/15/52	45	39,337
7.00%, 06/15/38	40	46,160
Series A, 4.60%, 03/15/49	25	21,120
Series B, 3.30%, 04/15/41	50	38,481
Series C, 4.05%, 09/15/42	80	65,926
Series C, 4.90%, 08/01/41	75	69,969
Dominion Energy South Carolina Inc.
4.60%, 06/15/43	65	59,067
5.10%, 06/01/65	40	36,430
5.45%, 02/01/41	35	35,622
6.05%, 01/15/38	71	77,307
6.25%, 10/15/53	55	60,670
DTE Electric Co.
2.95%, 03/01/50	60	40,698
3.70%, 03/15/45	60	47,971
3.70%, 06/01/46	15	11,785
3.75%, 08/15/47	55	43,007
3.95%, 03/01/49	75	60,529
4.30%, 07/01/44	45	39,239
5.40%, 04/01/53	25	24,806
5.85%, 05/15/55	10	10,509
Series A, 4.00%, 04/01/43	25	21,257
Series A, 4.05%, 05/15/48	55	45,395
Series B, 3.25%, 04/01/51	50	35,356
Series B, 3.65%, 03/01/52	50	37,666
Duke Energy Carolinas LLC
3.20%, 08/15/49	95	66,254
3.45%, 04/15/51	70	50,620

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.55%, 03/15/52	$45	$33,121
3.70%, 12/01/47	70	54,164
3.75%, 06/01/45	75	59,894
3.88%, 03/15/46	80	64,579
3.95%, 03/15/48	38	30,611
4.00%, 09/30/42	60	51,212
4.25%, 12/15/41	70	62,544
5.30%, 02/15/40	80	82,088
5.35%, 01/15/53	105	102,819
5.40%, 01/15/54	53	52,559
6.00%, 01/15/38	40	43,454
6.05%, 04/15/38	40	43,725
6.10%, 06/01/37	50	54,594
Duke Energy Corp.
3.30%, 06/15/41	100	77,884
3.50%, 06/15/51	65	46,049
3.75%, 09/01/46	165	127,159
3.95%, 08/15/47	45	35,338
4.20%, 06/15/49	70	56,212
4.80%, 12/15/45	25	22,496
5.00%, 08/15/52	120	108,278
5.70%, 09/15/55	50	49,875
5.80%, 06/15/54	50	50,565
6.10%, 09/15/53	80	84,197
Duke Energy Florida LLC
3.00%, 12/15/51	60	39,386
3.40%, 10/01/46	45	33,447
3.85%, 11/15/42	50	41,566
4.20%, 07/15/48	30	24,839
5.65%, 04/01/40	20	20,962
5.95%, 11/15/52	45	47,312
6.20%, 11/15/53	80	87,448
6.35%, 09/15/37	55	61,657
6.40%, 06/15/38	100	113,135
Duke Energy Indiana LLC
2.75%, 04/01/50	50	31,748
3.75%, 05/15/46	40	31,592
5.40%, 04/01/53	65	63,154
6.35%, 08/15/38	50	55,861
6.45%, 04/01/39	30	33,567
Series WWW, 4.90%, 07/15/43	30	28,151
Duke Energy Ohio Inc.
5.55%, 03/15/54	15	14,995
5.65%, 04/01/53	55	55,353
Duke Energy Progress LLC
2.50%, 08/15/50	45	27,041
2.90%, 08/15/51	50	32,239
3.60%, 09/15/47	35	26,761
3.70%, 10/15/46	70	54,429
4.00%, 04/01/52	25	19,871
4.10%, 05/15/42	65	56,226
4.10%, 03/15/43	50	42,817
4.15%, 12/01/44	65	55,126
4.20%, 08/15/45	89	75,678
4.38%, 03/30/44	60	52,447
5.35%, 03/15/53	50	48,875
5.55%, 03/15/55	50	50,290
6.30%, 04/01/38	20	22,484
E.ON International Finance BV, 6.65%, 04/30/38(a)	60	67,787
Electricite de France SA
4.88%, 09/21/38(a)	140	132,254
Security	Par (000)	Value
Electric (continued)
4.88%, 01/22/44(a)	$140	$126,184
4.95%, 10/13/45(a)	180	162,134
5.00%, 09/21/48(a)	90	81,126
5.25%, 10/13/55(a)	15	13,426
5.60%, 01/27/40(a)	100	101,952
6.00%, 04/22/64(a)	20	19,802
6.00%, 01/22/2114(a)(b)	65	64,544
6.38%, 01/13/55(a)	105	110,754
6.90%, 05/23/53(a)	130	145,775
6.95%, 01/26/39(a)	290	327,999
Emera U.S. Finance LP, 4.75%, 06/15/46	45	38,886
Enel Finance America LLC, 2.88%, 07/12/41(a)	200	145,233
Enel Finance International NV
4.75%, 05/25/47(a)	85	74,620
5.50%, 06/15/52(a)	155	148,188
6.00%, 10/07/39(a)	50	53,031
6.80%, 09/15/37(a)	100	113,017
7.75%, 10/14/52(a)	75	92,454
Entergy Arkansas LLC
2.65%, 06/15/51	55	33,421
3.35%, 06/15/52	45	31,222
4.20%, 04/01/49	70	57,482
5.75%, 06/01/54	35	36,115
Entergy Corp.
3.75%, 06/15/50	60	44,253
6.10%, 06/15/56, (5-year CMT + 2.01%)(c)	25	25,129
Entergy Louisiana LLC
2.90%, 03/15/51	65	41,693
3.10%, 06/15/41	65	49,675
4.20%, 09/01/48	110	90,414
4.20%, 04/01/50	65	52,786
4.75%, 09/15/52	65	57,883
4.95%, 01/15/45	85	78,898
5.70%, 03/15/54	70	70,943
5.80%, 03/15/55	35	35,921
Entergy Mississippi LLC
3.50%, 06/01/51	30	21,600
3.85%, 06/01/49	39	30,310
5.80%, 04/15/55	25	25,709
5.85%, 06/01/54	45	46,328
Entergy Texas Inc.
3.55%, 09/30/49	45	32,803
4.50%, 03/30/39	35	32,955
5.00%, 09/15/52	45	40,970
5.55%, 09/15/54	35	34,527
5.80%, 09/01/53	25	25,384
Evergy Kansas Central Inc.
3.25%, 09/01/49	35	24,344
3.45%, 04/15/50	10	7,186
4.10%, 04/01/43	45	38,025
4.13%, 03/01/42	41	35,093
4.25%, 12/01/45	35	29,637
5.70%, 03/15/53	35	35,380
Evergy Metro Inc.
4.20%, 06/15/47	35	28,996
4.20%, 03/15/48	25	20,801
5.30%, 10/01/41	40	39,883
Series 2019, 4.13%, 04/01/49	45	36,401
Eversource Energy, 3.45%, 01/15/50	65	46,679
Exelon Corp.
4.10%, 03/15/52	90	70,169

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.45%, 04/15/46	$85	$72,642
4.70%, 04/15/50	85	73,940
5.10%, 06/15/45	50	46,909
5.60%, 03/15/53	70	68,921
5.88%, 03/15/55	65	66,488
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(f)	198	207,229
FirstEnergy Corp.
Series C, 3.40%, 03/01/50	80	56,215
Series C, 4.85%, 07/15/47	80	70,978
FirstEnergy Transmission LLC
4.55%, 04/01/49(a)	55	47,700
5.45%, 07/15/44(a)	45	43,976
Florida Power & Light Co.
2.88%, 12/04/51	65	42,379
3.15%, 10/01/49	50	34,933
3.70%, 12/01/47	60	46,896
3.80%, 12/15/42	50	41,739
3.95%, 03/01/48	120	97,728
3.99%, 03/01/49	45	36,368
4.05%, 06/01/42	60	51,937
4.05%, 10/01/44	80	67,198
4.13%, 02/01/42	55	48,289
4.13%, 06/01/48	65	54,060
5.25%, 02/01/41	75	75,540
5.30%, 04/01/53	95	93,069
5.60%, 06/15/54	85	86,763
5.65%, 02/01/37	40	43,022
5.69%, 03/01/40	55	58,414
5.70%, 03/15/55	75	77,955
5.80%, 03/15/65	35	36,659
5.95%, 02/01/38	50	54,704
5.96%, 04/01/39	50	54,380
Georgia Power Co.
4.30%, 03/15/42	135	119,983
4.30%, 03/15/43	85	74,764
5.13%, 05/15/52	75	71,138
5.50%, 10/01/55	75	74,504
Series 10-C, 4.75%, 09/01/40	75	72,081
Series A, 3.25%, 03/15/51	55	38,190
Series B, 3.70%, 01/30/50	55	41,993
Great River Energy, 6.25%, 07/01/38(a)	69	73,573
Iberdrola International BV, 6.75%, 07/15/36	45	51,185
Idaho Power Co.
5.50%, 03/15/53	25	24,934
5.70%, 03/15/55	35	35,688
5.80%, 04/01/54	40	41,241
Series K, 4.20%, 03/01/48	5	4,191
Indiana Michigan Power Co.
3.25%, 05/01/51	20	13,641
4.25%, 08/15/48	35	28,647
5.63%, 04/01/53	70	70,676
Series K, 4.55%, 03/15/46	71	62,189
Series L, 3.75%, 07/01/47	15	11,510
Indianapolis Power & Light Co.
4.05%, 05/01/46(a)	10	8,081
5.70%, 04/01/54(a)	35	35,108
Infraestructura Energetica Nova SAPI de CV, 4.75%, 01/15/51(f)	200	155,552
Interstate Power & Light Co.
3.70%, 09/15/46	20	15,270
Security	Par (000)	Value
Electric (continued)
5.45%, 09/30/54	$10	$9,646
6.25%, 07/15/39	30	32,673
Interstate Power and Light Co.
3.50%, 09/30/49	10	7,317
5.60%, 10/01/55	50	49,237
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	8	7,522
Kentucky Utilities Co.
3.30%, 06/01/50	80	56,173
4.38%, 10/01/45	70	60,430
5.13%, 11/01/40	40	39,983
5.85%, 08/15/55	65	66,965
Louisville Gas and Electric Co.
4.25%, 04/01/49	40	33,030
5.85%, 08/15/55	80	82,195
Massachusetts Electric Co.
4.00%, 08/15/46(a)	20	16,203
5.87%, 02/26/54(a)	50	50,668
5.90%, 11/15/39(a)	75	79,393
MidAmerican Energy Co.
2.70%, 08/01/52	45	28,158
3.15%, 04/15/50	80	55,322
3.65%, 08/01/48	70	53,065
3.95%, 08/01/47	30	24,107
4.25%, 05/01/46	5	4,268
4.25%, 07/15/49	110	91,726
4.40%, 10/15/44	45	39,532
4.80%, 09/15/43	25	23,203
5.30%, 02/01/55	20	19,314
5.50%, 11/15/56	25	24,923
5.80%, 10/15/36	35	38,022
5.85%, 09/15/54	100	104,791
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	60	52,366
Series B, 3.10%, 07/30/51	50	33,538
Monongahela Power Co., 5.40%, 12/15/43(a)	70	69,276
National Rural Utilities Cooperative Finance Corp., 4.40%, 11/01/48	15	12,912
Nevada Power Co.
6.00%, 03/15/54	70	72,960
Series EE, 3.13%, 08/01/50	20	13,343
Series R, 6.75%, 07/01/37	35	39,984
New England Power Co.
2.81%, 10/06/50(a)	20	12,505
3.80%, 12/05/47(a)	44	34,346
NextEra Energy Capital Holdings Inc.
3.00%, 01/15/52	75	48,443
5.11%, 09/29/57(a)	30	27,310
5.25%, 02/28/53	120	112,984
5.55%, 03/15/54	75	73,417
5.90%, 03/15/55	80	82,420
Niagara Mohawk Power Corp.
3.03%, 06/27/50(a)	55	36,019
4.12%, 11/28/42(a)	25	21,451
5.66%, 01/17/54(a)	75	74,354
5.78%, 09/16/52(a)	60	60,191
6.00%, 07/03/55(a)	35	36,124
Northern States Power Co./MN
2.60%, 06/01/51	63	39,386
2.90%, 03/01/50	70	47,048
3.20%, 04/01/52	55	38,725

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.40%, 08/15/42	$76	$60,152
3.60%, 05/15/46	45	35,197
3.60%, 09/15/47	75	57,552
4.00%, 08/15/45	30	25,161
4.13%, 05/15/44	60	51,324
4.50%, 06/01/52	60	52,028
5.10%, 05/15/53	50	47,333
5.35%, 11/01/39	30	30,698
5.40%, 03/15/54	90	89,017
5.65%, 05/15/55	40	40,948
Northern States Power Co./WI, 5.65%, 06/15/54	75	77,094
NRG Energy Inc., 6.00%, 01/15/36(a)	225	228,326
NSTAR Electric Co.
3.10%, 06/01/51	45	30,832
4.40%, 03/01/44	35	30,894
4.55%, 06/01/52	55	47,491
4.95%, 09/15/52	45	41,376
5.50%, 03/15/40	20	20,631
Oglethorpe Power Corp.
3.75%, 08/01/50	25	18,142
4.50%, 04/01/47	55	46,509
5.05%, 10/01/48	50	45,461
5.38%, 11/01/40	55	54,898
5.80%, 06/01/54	35	34,771
5.90%, 02/01/55	30	30,167
5.95%, 11/01/39	37	39,599
6.20%, 12/01/53	45	47,011
Ohio Edison Co., 6.88%, 07/15/36	35	40,406
Ohio Power Co.
4.00%, 06/01/49	30	23,409
4.15%, 04/01/48	70	55,697
Oklahoma Gas & Electric Co.
3.85%, 08/15/47	15	11,925
4.15%, 04/01/47	15	12,408
5.60%, 04/01/53	55	54,773
5.80%, 04/01/55	25	25,640
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	45	27,531
3.10%, 09/15/49	90	61,061
3.70%, 05/15/50	20	14,939
3.75%, 04/01/45	70	55,912
3.80%, 09/30/47	50	39,319
3.80%, 06/01/49	65	50,149
4.10%, 11/15/48	45	36,699
4.55%, 12/01/41	55	50,196
4.60%, 06/01/52	55	46,850
4.95%, 09/15/52	95	86,524
5.25%, 09/30/40	30	30,349
5.30%, 06/01/42	50	49,554
5.35%, 10/01/52	15	14,513
5.55%, 06/15/54	55	54,478
5.80%, 04/01/55(a)	50	51,376
7.50%, 09/01/38	30	36,393
Pacific Gas and Electric Co.
3.30%, 08/01/40	90	68,818
3.50%, 08/01/50	215	147,964
3.75%, 08/15/42	45	34,448
3.95%, 12/01/47	105	79,204
4.00%, 12/01/46	40	30,488
4.20%, 06/01/41	70	58,154
4.25%, 03/15/46	30	23,780
Security	Par (000)	Value
Electric (continued)
4.30%, 03/15/45	$45	$36,247
4.45%, 04/15/42	40	33,543
4.50%, 07/01/40	165	145,095
4.60%, 06/15/43	25	21,231
4.75%, 02/15/44	95	81,420
4.95%, 07/01/50	270	232,809
5.25%, 03/01/52	75	66,565
6.10%, 10/15/55	100	100,539
6.15%, 03/01/55	60	60,656
6.70%, 04/01/53	65	69,775
6.75%, 01/15/53	160	173,439
PacifiCorp
2.90%, 06/15/52	110	65,755
3.30%, 03/15/51	90	58,262
4.10%, 02/01/42	55	44,142
4.13%, 01/15/49	75	57,193
4.15%, 02/15/50	90	68,464
5.35%, 12/01/53	130	116,188
5.50%, 05/15/54	125	114,505
5.75%, 04/01/37	50	51,393
5.80%, 01/15/55	155	147,812
6.00%, 01/15/39	70	71,750
6.10%, 08/01/36	35	36,762
6.25%, 10/15/37	60	63,287
6.35%, 07/15/38	15	15,845
PECO Energy Co.
2.80%, 06/15/50	35	22,463
2.85%, 09/15/51	35	22,271
3.00%, 09/15/49	40	26,877
3.70%, 09/15/47	75	58,336
3.90%, 03/01/48	100	80,082
4.15%, 10/01/44	50	42,681
4.38%, 08/15/52	10	8,428
4.60%, 05/15/52	40	34,977
5.25%, 09/15/54	30	28,967
5.65%, 09/15/55	25	25,476
5.95%, 10/01/36	15	16,384
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.88%, 07/17/49(f)	200	173,449
6.15%, 05/21/48(f)	200	205,255
PG&E Recovery Funding LLC, Series A-2, 5.23%, 06/01/42	450	464,330
PG&E Wildfire Recovery Funding LLC, Series A-5, 5.10%, 06/01/54	648	617,286
Potomac Electric Power Co.
4.15%, 03/15/43	70	60,065
5.50%, 03/15/54	30	29,678
6.50%, 11/15/37	40	45,356
PPL Electric Utilities Corp.
3.00%, 10/01/49	25	16,948
3.95%, 06/01/47	25	20,416
4.13%, 06/15/44	40	34,031
4.15%, 10/01/45	45	38,534
4.15%, 06/15/48	25	20,888
4.75%, 07/15/43	50	46,416
5.25%, 05/15/53	80	78,267
5.55%, 08/15/55	100	101,177
6.25%, 05/15/39	10	11,141
Progress Energy Inc., 6.00%, 12/01/39	65	69,509

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Public Service Co. of Colorado
3.60%, 09/15/42	$45	$35,950
3.80%, 06/15/47	20	15,583
4.05%, 09/15/49	45	35,581
4.10%, 06/15/48	35	28,292
4.30%, 03/15/44	50	43,120
4.50%, 06/01/52	55	46,843
5.25%, 04/01/53	95	89,672
5.75%, 05/15/54	60	61,010
5.85%, 05/15/55	35	36,004
6.50%, 08/01/38	25	28,192
Series 17, 6.25%, 09/01/37	31	34,200
Series 34, 3.20%, 03/01/50	65	44,989
Series 36, 2.70%, 01/15/51	60	36,978
Public Service Co. of New Hampshire
3.60%, 07/01/49	40	30,026
5.15%, 01/15/53	35	33,192
Public Service Co. of Oklahoma
5.45%, 01/15/36	100	103,036
Series K, 3.15%, 08/15/51	20	13,385
Public Service Electric & Gas Co.
2.05%, 08/01/50(b)	35	19,322
2.70%, 05/01/50	25	15,840
3.00%, 03/01/51	40	26,951
3.15%, 01/01/50	35	24,350
3.20%, 08/01/49	45	31,667
3.60%, 12/01/47	65	49,825
3.80%, 03/01/46	85	68,275
3.85%, 05/01/49	65	51,297
3.95%, 05/01/42	55	47,022
5.13%, 03/15/53	65	62,138
5.30%, 08/01/54	50	48,891
5.45%, 08/01/53	50	49,904
5.45%, 03/01/54	65	64,792
5.50%, 03/01/40	15	15,553
5.80%, 05/01/37	40	43,278
Puget Sound Energy Inc.
2.89%, 09/15/51	30	19,430
3.25%, 09/15/49	45	31,271
4.22%, 06/15/48	53	44,169
4.30%, 05/20/45	30	25,239
5.45%, 06/01/53	25	24,483
5.60%, 09/15/55	100	99,234
5.64%, 04/15/41	31	31,486
5.69%, 06/15/54	40	40,568
5.76%, 10/01/39	35	36,954
5.80%, 03/15/40	30	31,461
6.27%, 03/15/37	30	33,163
San Diego Gas & Electric Co.
3.70%, 03/15/52	55	40,355
4.15%, 05/15/48	45	36,534
4.50%, 08/15/40	60	55,380
5.35%, 04/01/53	90	86,673
5.55%, 04/15/54	65	64,359
6.00%, 06/01/39	30	32,461
Series RRR, 3.75%, 06/01/47	50	38,490
Series TTT, 4.10%, 06/15/49	35	28,197
Series UUU, 3.32%, 04/15/50	45	31,584
Series WWW, 2.95%, 08/15/51	95	61,754
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(f)	200	196,643
Security	Par (000)	Value
Electric (continued)
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(f)	$200	$202,857
Sempra
3.80%, 02/01/38	70	60,570
4.00%, 02/01/48	45	34,811
6.00%, 10/15/39	70	73,736
Sierra Pacific Power Co., 5.90%, 03/15/54	55	55,701
Southern California Edison Co.
3.45%, 02/01/52	65	44,058
3.65%, 02/01/50	125	88,426
4.00%, 04/01/47	195	149,741
4.05%, 03/15/42	61	49,392
4.50%, 09/01/40	35	31,085
4.65%, 10/01/43	50	43,175
5.50%, 03/15/40	60	59,662
5.63%, 02/01/36	10	10,188
5.70%, 03/01/53	60	56,796
5.75%, 04/15/54	40	38,286
5.88%, 12/01/53	80	78,108
5.90%, 03/01/55	40	39,405
6.05%, 03/15/39	60	62,458
6.20%, 09/15/55	70	71,853
Series 06-E, 5.55%, 01/15/37	30	30,333
Series 08-A, 5.95%, 02/01/38	46	47,363
Series 13-A, 3.90%, 03/15/43	35	27,359
Series 20A, 2.95%, 02/01/51	90	56,027
Series B, 4.88%, 03/01/49	70	60,072
Series C, 3.60%, 02/01/45	60	43,942
Series C, 4.13%, 03/01/48	75	58,212
Series E, 5.45%, 06/01/52	25	22,962
Series H, 3.65%, 06/01/51	35	24,573
Southern Co. (The)
4.25%, 07/01/36	50	47,082
4.40%, 07/01/46	195	167,122
Southern Power Co.
5.15%, 09/15/41	65	63,281
5.25%, 07/15/43	40	38,441
Series F, 4.95%, 12/15/46	55	50,064
Southwestern Electric Power Co.
3.25%, 11/01/51	80	53,589
6.20%, 03/15/40	30	32,304
Series J, 3.90%, 04/01/45	60	47,223
Series L, 3.85%, 02/01/48	35	26,446
Southwestern Public Service Co.
3.40%, 08/15/46	25	18,157
3.70%, 08/15/47	55	41,754
3.75%, 06/15/49	40	30,034
4.50%, 08/15/41	35	31,645
6.00%, 06/01/54	50	51,913
Series 6, 4.40%, 11/15/48	40	33,601
Series 8, 3.15%, 05/01/50	70	47,071
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(f)	200	203,571
Talen Energy Supply LLC, 6.50%, 02/01/36(a)	15	15,511
Tampa Electric Co.
3.45%, 03/15/51	29	20,914
3.63%, 06/15/50	30	22,119
4.10%, 06/15/42	25	21,382
4.30%, 06/15/48	33	27,845
4.35%, 05/15/44	14	12,082
4.45%, 06/15/49	20	17,034

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.00%, 07/15/52	$20	$18,407
Tierra Mojada Luxembourg II SARL, 5.75%, 12/01/40(f)	169	167,203
Toledo Edison Co. (The), 6.15%, 05/15/37	26	28,608
TransAlta Corp., 6.50%, 03/15/40	35	35,392
Tri-State Generation & Transmission Association Inc., 6.00%, 06/15/40(a)	5	5,213
Tucson Electric Power Co.
3.25%, 05/01/51	30	20,164
4.00%, 06/15/50	35	27,115
4.85%, 12/01/48	15	13,480
5.50%, 04/15/53	30	29,223
5.90%, 04/15/55	20	20,565
Union Electric Co.
2.63%, 03/15/51	75	45,993
3.25%, 10/01/49	40	28,099
3.65%, 04/15/45	65	51,076
3.90%, 09/15/42	50	41,679
3.90%, 04/01/52	35	27,330
4.00%, 04/01/48	20	16,105
5.13%, 03/15/55	45	42,252
5.25%, 01/15/54	40	38,233
5.30%, 08/01/37	35	35,721
5.45%, 03/15/53	60	58,744
8.45%, 03/15/39	26	33,931
Virginia Electric & Power Co.
2.45%, 12/15/50	65	37,973
2.95%, 11/15/51	110	70,671
3.30%, 12/01/49	75	52,817
4.00%, 01/15/43	70	58,464
4.45%, 02/15/44	80	70,532
4.60%, 12/01/48	25	21,895
5.35%, 01/15/54	55	52,773
5.55%, 08/15/54	15	14,877
5.65%, 03/15/55	25	24,999
5.70%, 08/15/53	60	60,284
6.35%, 11/30/37	10	11,140
8.88%, 11/15/38	55	74,296
Series A, 6.00%, 05/15/37	55	59,597
Series B, 3.80%, 09/15/47	84	65,754
Series B, 4.20%, 05/15/45	35	29,583
Series B, 6.00%, 01/15/36	55	59,585
Series C, 4.00%, 11/15/46	75	60,846
Series C, 4.63%, 05/15/52	85	73,222
Series D, 4.65%, 08/15/43	85	77,315
Virginia Electric and Power Co., Series D, 5.60%, 09/15/55	120	119,398
Wisconsin Electric Power Co.
4.30%, 10/15/48	15	12,754
5.05%, 10/01/54	10	9,409
5.70%, 12/01/36	30	32,374
Wisconsin Power and Light Co.
3.65%, 04/01/50	20	14,813
6.38%, 08/15/37	25	27,795
Wisconsin Public Service Corp.
2.85%, 12/01/51	40	25,667
3.30%, 09/01/49	15	10,668
3.67%, 12/01/42	20	16,116
4.75%, 11/01/44	40	36,569
Security	Par (000)	Value
Electric (continued)
Xcel Energy Inc.
3.50%, 12/01/49	$70	$50,522
6.50%, 07/01/36	40	44,166
		34,201,013
Electrical Components & Equipment — 0.0%
ABB Finance USA Inc., 4.38%, 05/08/42	40	36,314
Emerson Electric Co.
2.75%, 10/15/50	45	29,374
2.80%, 12/21/51	75	48,759
5.25%, 11/15/39	50	51,793
		166,240
Electronics — 0.1%
Amphenol Corp.
4.63%, 02/15/36	100	99,000
5.30%, 11/15/55	90	87,677
Fortive Corp., 4.30%, 06/15/46	50	42,158
Honeywell International Inc.
2.80%, 06/01/50	105	69,545
3.81%, 11/21/47	95	76,098
5.25%, 03/01/54	115	111,275
5.35%, 03/01/64	45	43,925
5.38%, 03/01/41	90	93,638
5.70%, 03/15/36	65	69,804
5.70%, 03/15/37	25	26,818
Tyco Electronics Group SA, 7.13%, 10/01/37	40	47,466
		767,404
Energy - Alternate Sources — 0.0%
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)	65	65,617
Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA, 4.00%, 08/11/41(f)	200	166,753
LBJ Infrastructure Group LLC, 3.80%, 12/31/57(a)	35	24,657
Mexico City Airport Trust, 5.50%, 07/31/47(f)	200	175,872
		367,282
Entertainment — 0.1%
Warnermedia Holdings Inc.
5.05%, 03/15/42	420	336,000
5.14%, 03/15/52	102	76,538
		412,538
Environmental Control — 0.1%
Nature Conservancy (The), Series A, 3.96%, 03/01/52	5	4,021
Republic Services Inc.
3.05%, 03/01/50	55	38,022
5.70%, 05/15/41	40	41,998
6.20%, 03/01/40	50	55,756
Waste Connections Inc.
2.95%, 01/15/52	85	55,999
3.05%, 04/01/50	55	37,455
Waste Management Inc.
2.50%, 11/15/50	50	30,512
2.95%, 06/01/41	30	23,160
4.10%, 03/01/45	40	34,143
4.15%, 07/15/49	85	71,345
5.35%, 10/15/54	130	129,167
		521,578
Food — 1.1%
Campbell's Company/The
3.13%, 04/24/50	55	36,811

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
4.80%, 03/15/48	$55	$48,999
5.25%, 10/13/54	40	37,235
Conagra Brands Inc.
5.30%, 11/01/38	98	94,701
5.40%, 11/01/48	100	91,685
General Mills Inc.
3.00%, 02/01/51	75	49,458
4.15%, 02/15/43	25	21,182
4.70%, 04/17/48	50	44,675
5.40%, 06/15/40	50	50,927
Grupo Bimbo SAB de CV
4.00%, 09/06/49(f)	200	155,061
4.70%, 11/10/47(f)	200	175,662
Hershey Co. (The)
2.65%, 06/01/50	60	37,713
3.13%, 11/15/49	56	38,859
3.38%, 08/15/46	5	3,777
Hormel Foods Corp., 3.05%, 06/03/51	65	43,906
Indofood CBP Sukses Makmur Tbk PT, 4.75%, 06/09/51(f)	200	172,469
Ingredion Inc., 3.90%, 06/01/50	45	34,158
J M Smucker Co. (The)
4.38%, 03/15/45	61	51,725
6.50%, 11/15/43	65	70,706
6.50%, 11/15/53(b)	95	104,689
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings Inc./JBS USA Food Co.
4.38%, 02/02/52	100	78,854
5.50%, 01/15/36(a)	125	128,096
6.25%, 03/01/56(a)	125	126,728
6.38%, 02/25/55(a)	60	62,146
6.38%, 04/15/66(a)	115	117,318
6.50%, 12/01/52	150	156,922
7.25%, 11/15/53	85	96,554
Kellanova
4.50%, 04/01/46	55	48,791
5.75%, 05/16/54	35	35,380
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	52	54,574
Kraft Heinz Foods Co.
4.38%, 06/01/46	290	243,749
4.63%, 10/01/39	36	32,991
4.88%, 10/01/49	145	127,232
5.00%, 06/04/42	115	106,566
5.20%, 07/15/45	140	130,312
5.50%, 06/01/50	85	80,590
6.50%, 02/09/40	55	59,729
6.88%, 01/26/39	75	84,198
7.13%, 08/01/39(a)	85	97,022
Kroger Co. (The)
3.88%, 10/15/46	55	43,202
3.95%, 01/15/50	65	50,776
4.45%, 02/01/47	95	81,345
4.65%, 01/15/48	45	39,357
5.00%, 04/15/42	30	28,405
5.15%, 08/01/43	45	42,841
5.40%, 07/15/40	20	20,274
5.40%, 01/15/49	55	53,244
5.50%, 09/15/54	205	199,846
5.65%, 09/15/64	140	136,186
6.90%, 04/15/38	56	64,887
Security	Par (000)	Value
Food (continued)
Mars Inc.
2.38%, 07/16/40(a)	$80	$58,167
2.45%, 07/16/50(a)	50	30,027
3.88%, 04/01/39(a)	110	97,711
3.95%, 04/01/44(a)	50	42,416
3.95%, 04/01/49(a)	85	68,286
4.13%, 04/01/54(a)	53	42,452
4.20%, 04/01/59(a)	85	68,002
5.65%, 05/01/45(a)	275	281,355
5.70%, 05/01/55(a)	455	464,257
5.80%, 05/01/65(a)	85	87,277
McCormick & Co. Inc./MD, 4.20%, 08/15/47	41	33,878
Mondelez International Inc., 2.63%, 09/04/50	105	63,803
Nestle Holdings Inc.
2.63%, 09/14/51(a)	55	35,164
3.90%, 09/24/38(a)	150	136,641
4.00%, 09/24/48(a)	20	16,563
4.70%, 01/15/53(a)	150	137,084
Sysco Corp.
3.15%, 12/14/51	100	67,337
3.30%, 02/15/50	45	31,668
4.45%, 03/15/48	55	47,370
4.50%, 04/01/46	65	56,618
4.85%, 10/01/45	43	39,416
6.60%, 04/01/40	35	39,351
6.60%, 04/01/50	89	98,983
Tesco PLC, 6.15%, 11/15/37(a)	50	52,743
Tyson Foods Inc.
4.55%, 06/02/47	70	60,272
5.10%, 09/28/48	140	129,690
5.15%, 08/15/44	50	47,267
		6,326,311
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA, 5.50%, 11/02/47	45	40,607
International Paper Co.
4.35%, 08/15/48	62	50,892
4.40%, 08/15/47	64	53,507
4.80%, 06/15/44	75	67,458
5.15%, 05/15/46	45	41,915
6.00%, 11/15/41	60	62,335
7.30%, 11/15/39	5	5,888
Suzano Austria GmbH, 7.00%, 03/16/47(f)	200	220,734
		543,336
Gas — 0.4%
Atmos Energy Corp.
2.85%, 02/15/52	80	50,809
3.38%, 09/15/49	60	43,279
4.13%, 10/15/44	50	42,894
4.13%, 03/15/49	70	57,229
4.15%, 01/15/43	50	43,112
4.30%, 10/01/48	65	55,205
5.00%, 12/15/54	10	9,288
5.45%, 01/15/56	35	34,554
5.50%, 06/15/41	45	46,680
5.75%, 10/15/52	65	67,311
6.20%, 11/15/53	60	66,136
Boston Gas Co.
4.49%, 02/15/42(a)	30	26,167
6.12%, 07/20/53(a)	50	51,028

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
Brooklyn Union Gas Co. (The)
4.27%, 03/15/48(a)	$28	$22,916
4.49%, 03/04/49(a)	45	37,126
4.50%, 03/10/46(a)	50	41,893
6.42%, 07/18/54(a)	55	58,103
CenterPoint Energy Resources Corp., 5.85%, 01/15/41	50	52,769
East Ohio Gas Co. (The), 3.00%, 06/15/50(a)	55	36,033
KeySpan Gas East Corp.
3.59%, 01/18/52(a)	55	37,591
5.82%, 04/01/41(a)	65	65,479
NiSource Inc.
3.95%, 03/30/48	85	67,642
4.38%, 05/15/47	115	97,057
4.80%, 02/15/44	95	86,302
5.00%, 06/15/52	50	45,177
5.25%, 02/15/43	10	9,679
5.65%, 02/01/45	70	69,776
5.85%, 04/01/55	100	101,464
5.95%, 06/15/41	45	47,264
ONE Gas Inc.
4.50%, 11/01/48	15	13,017
4.66%, 02/01/44	105	95,215
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50	60	42,167
3.64%, 11/01/46	50	37,886
4.65%, 08/01/43	10	9,140
5.05%, 05/15/52	50	45,424
Southern California Gas Co.
3.75%, 09/15/42	50	40,697
5.13%, 11/15/40	35	34,729
5.60%, 04/01/54	50	49,955
5.75%, 06/01/53	60	60,872
6.00%, 06/15/55	70	73,344
6.35%, 11/15/52	70	76,920
Series UU, 4.13%, 06/01/48	55	44,713
Series VV, 4.30%, 01/15/49	60	50,092
Series WW, 3.95%, 02/15/50	45	34,990
Southern Co. Gas Capital Corp.
3.95%, 10/01/46	75	59,844
4.40%, 06/01/43	44	38,339
4.40%, 05/30/47	65	54,972
5.88%, 03/15/41	51	53,335
Series 21A, 3.15%, 09/30/51	70	46,144
Southwest Gas Corp.
3.18%, 08/15/51	30	20,896
3.80%, 09/29/46	20	15,442
4.15%, 06/01/49	40	32,473
Washington Gas Light Co.
3.65%, 09/15/49	52	38,593
Series K, 3.80%, 09/15/46	45	35,181
WGL Holdings Inc., 4.60%, 11/01/44	15	12,595
		2,586,938
Hand & Machine Tools — 0.0%
Snap-on Inc.
3.10%, 05/01/50	80	55,662
4.10%, 03/01/48	30	25,192
Stanley Black & Decker Inc.
2.75%, 11/15/50	86	51,616
4.85%, 11/15/48	40	35,289
Security	Par (000)	Value
Hand & Machine Tools (continued)
5.20%, 09/01/40	$30	$29,594
		197,353
Health Care - Products — 0.4%
Abbott Laboratories
4.75%, 11/30/36	179	181,686
4.75%, 04/15/43	65	62,446
4.90%, 11/30/46	305	292,065
5.30%, 05/27/40	60	62,576
6.00%, 04/01/39	55	61,565
6.15%, 11/30/37	68	77,052
Alcon Finance Corp.
3.80%, 09/23/49(a)	50	38,725
5.75%, 12/06/52(a)	20	20,621
Baxter International Inc.
3.13%, 12/01/51(b)	80	51,466
3.50%, 08/15/46	35	25,410
Boston Scientific Corp.
4.55%, 03/01/39	50	48,224
4.70%, 03/01/49	69	63,327
7.38%, 01/15/40	35	42,843
Danaher Corp.
2.60%, 10/01/50	80	49,922
2.80%, 12/10/51	100	64,378
4.38%, 09/15/45	50	44,516
DH Europe Finance II SARL
3.25%, 11/15/39	100	82,901
3.40%, 11/15/49	91	67,452
GE HealthCare Technologies Inc., 6.38%, 11/22/52	105	116,388
Koninklijke Philips NV
5.00%, 03/15/42	45	42,553
6.88%, 03/11/38	55	62,297
Medtronic Inc., 4.63%, 03/15/45	184	170,186
Revvity Inc., 3.63%, 03/15/51	45	32,380
Solventum Corp., 5.90%, 04/30/54	130	133,409
STERIS Irish FinCo Unlimited Co., 3.75%, 03/15/51	65	48,650
Stryker Corp.
2.90%, 06/15/50	65	43,678
4.10%, 04/01/43	55	47,517
4.38%, 05/15/44	45	39,756
4.63%, 03/15/46	95	86,025
Thermo Fisher Scientific Inc.
2.80%, 10/15/41	120	89,363
4.10%, 08/15/47	76	64,382
4.89%, 10/07/37	80	80,240
5.30%, 02/01/44	40	40,033
5.40%, 08/10/43	40	40,728
Zimmer Biomet Holdings Inc.
4.45%, 08/15/45	45	39,556
5.75%, 11/30/39	45	47,279
		2,561,595
Health Care - Services — 2.3%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	30	19,244
Adventist Health System/West, 3.63%, 03/01/49	40	27,962
Advocate Health & Hospitals Corp.
3.39%, 10/15/49	47	34,666
4.27%, 08/15/48	41	34,958
Series 2020, 3.01%, 06/15/50	45	30,542
Aetna Inc.
4.50%, 05/15/42	55	47,676

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
4.75%, 03/15/44	$50	$44,039
6.63%, 06/15/36	76	83,888
6.75%, 12/15/37	45	50,255
AHS Hospital Corp.
5.02%, 07/01/45	50	48,156
Series 2021, 2.78%, 07/01/51	50	31,966
Allina Health System
2.90%, 11/15/51	10	6,479
Series 2019, 3.89%, 04/15/49	55	43,544
Ascension Health
3.95%, 11/15/46	115	95,909
4.85%, 11/15/53(b)	45	41,467
Series B, 3.11%, 11/15/39	45	36,225
Banner Health
2.91%, 01/01/42	35	26,249
2.91%, 01/01/51	30	19,658
Series 2020, 3.18%, 01/01/50	35	24,453
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71	5	3,015
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	60	43,945
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50	60	47,416
Baylor Scott & White Holdings
3.97%, 11/15/46	15	12,343
4.19%, 11/15/45	55	47,194
Series 2021, 2.84%, 11/15/50	110	71,602
Beth Israel Lahey Health Inc., Series L, 3.08%, 07/01/51(b)	10	6,640
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	20	14,031
Children's Health System of Texas, 2.51%, 08/15/50	30	18,095
Children's Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47	30	25,455
Series 2020, 2.59%, 02/01/50	45	28,109
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	40	35,527
Children's Hospital/DC, Series 2020, 2.93%, 07/15/50(b)	30	19,780
Cigna Group (The)
3.20%, 03/15/40	130	103,655
3.40%, 03/15/50	145	103,112
3.40%, 03/15/51	165	116,138
3.88%, 10/15/47	115	89,824
4.80%, 08/15/38	189	182,769
4.80%, 07/15/46	100	90,229
4.90%, 12/15/48	300	272,339
5.25%, 01/15/36	125	128,179
5.60%, 02/15/54	90	88,706
6.00%, 01/15/56	95	98,960
6.13%, 11/15/41	61	65,174
City of Hope
Series 2013, 5.62%, 11/15/43	25	24,988
Series 2018, 4.38%, 08/15/48	45	38,055
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	47	41,130
CommonSpirit Health
3.82%, 10/01/49	72	55,077
3.91%, 10/01/50	75	56,993
4.19%, 10/01/49	101	80,973
4.35%, 11/01/42	90	78,464
Security	Par (000)	Value
Health Care - Services (continued)
5.55%, 12/01/54	$10	$9,744
5.66%, 09/01/55	20	19,827
6.46%, 11/01/52	40	43,841
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50	10	6,564
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	40	29,581
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	60	43,105
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	40	31,779
Dignity Health, 4.50%, 11/01/42(b)	40	35,171
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47	65	53,380
Elevance Health Inc.
3.13%, 05/15/50	105	69,773
3.60%, 03/15/51	120	86,651
3.70%, 09/15/49	95	70,428
4.38%, 12/01/47	133	111,611
4.55%, 03/01/48	95	81,696
4.55%, 05/15/52	70	58,836
4.63%, 05/15/42	105	94,984
4.65%, 01/15/43	45	40,652
4.65%, 08/15/44	95	84,575
5.00%, 01/15/36	75	75,125
5.10%, 01/15/44	56	53,279
5.13%, 02/15/53	120	109,684
5.65%, 06/15/54	100	98,309
5.70%, 02/15/55	130	128,631
5.70%, 09/15/55	75	74,371
5.85%, 01/15/36	25	26,642
5.85%, 11/01/64	70	69,443
6.10%, 10/15/52	85	88,656
6.38%, 06/15/37	40	43,914
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49(b)	5	3,908
Fred Hutchinson Cancer Center, 4.97%, 01/01/52	10	9,224
Hackensack Meridian Health Inc.
4.21%, 07/01/48	50	42,255
4.50%, 07/01/57	45	38,759
Series 2020, 2.68%, 09/01/41	10	7,360
Series 2020, 2.88%, 09/01/50	68	44,489
Hartford HealthCare Corp., 3.45%, 07/01/54	35	25,546
HCA Inc.
3.50%, 07/15/51	150	104,501
4.38%, 03/15/42	40	34,699
4.63%, 03/15/52	205	171,066
5.13%, 06/15/39	130	127,183
5.25%, 06/15/49	180	165,946
5.50%, 06/15/47	155	149,097
5.70%, 11/15/55	60	58,642
5.90%, 06/01/53	105	104,670
5.95%, 09/15/54	110	110,712
6.00%, 04/01/54	155	157,294
6.10%, 04/01/64	55	55,787
6.20%, 03/01/55	100	104,195
Health Care Service Corp. A Mutual Legal Reserve Co.
3.20%, 06/01/50(a)	130	84,440
5.88%, 06/15/54(a)	70	68,515

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52	$20	$15,573
Humana Inc.
3.95%, 08/15/49	65	49,026
4.63%, 12/01/42	46	40,098
4.80%, 03/15/47	60	51,611
4.95%, 10/01/44	90	80,249
5.50%, 03/15/53	75	69,388
5.75%, 04/15/54	75	71,760
6.00%, 05/01/55	15	14,897
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48	50	40,915
Series 2021, 2.85%, 11/01/51	30	19,485
Inova Health System Foundation, 4.07%, 05/15/52	25	20,311
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50	55	40,792
Iowa Health System, Series 2020, 3.67%, 02/15/50	40	30,408
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	35	28,620
Kaiser Foundation Hospitals
4.15%, 05/01/47	124	105,268
4.88%, 04/01/42	75	72,011
Series 2019, 3.27%, 11/01/49	120	85,975
Series 2021, 2.81%, 06/01/41	135	101,554
Series 2021, 3.00%, 06/01/51	125	83,912
Laboratory Corp. of America Holdings, 4.70%, 02/01/45	93	84,053
Mass General Brigham Inc.
Series 2015, 4.12%, 07/01/55	30	24,929
Series 2017, 3.77%, 07/01/48	30	23,680
Series 2020, 3.19%, 07/01/49	40	28,278
Series 2020, 3.34%, 07/01/60	55	37,098
Mayo Clinic
3.77%, 11/15/43	35	29,027
Series 2013, 4.00%, 11/15/47(b)	35	28,587
Series 2016, 4.13%, 11/15/52	30	24,775
Series 2021, 3.20%, 11/15/61	65	42,991
McLaren Health Care Corp., Series A, 4.39%, 05/15/48	50	43,070
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	40	30,140
Memorial Health Services, 3.45%, 11/01/49	40	29,178
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	45	36,988
5.00%, 07/01/42	40	39,106
Series 2015, 4.20%, 07/01/55	5	4,192
Series 2020, 2.96%, 01/01/50	50	33,812
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	15	9,489
Montefiore Obligated Group
4.29%, 09/01/50	30	21,342
Series 18-C, 5.25%, 11/01/48(b)	50	42,221
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	20	15,238
MyMichigan Health, Series 2020, 3.41%, 06/01/50	40	28,494
Nationwide Children's Hospital Inc., 4.56%, 11/01/52	5	4,423
New York and Presbyterian Hospital (The)
2.26%, 08/01/40	35	24,969
2.61%, 08/01/60(b)	20	11,321
4.02%, 08/01/45	75	63,426
4.06%, 08/01/56	15	12,016
Series 2019, 3.95%, 08/01/2119	65	45,894
Security	Par (000)	Value
Health Care - Services (continued)
Northwell Healthcare Inc.
3.81%, 11/01/49	$40	$30,157
3.98%, 11/01/46	55	43,949
4.26%, 11/01/47	85	70,834
Novant Health Inc.
2.64%, 11/01/36	70	56,868
3.17%, 11/01/51	85	58,292
3.32%, 11/01/61	10	6,599
NYU Langone Hospitals
4.37%, 07/01/47	70	62,140
4.78%, 07/01/44	25	23,212
5.75%, 07/01/43	5	5,216
Series 2020, 3.38%, 07/01/55(b)	40	28,125
OhioHealth Corp.
2.83%, 11/15/41	5	3,737
Series 2020, 3.04%, 11/15/50	50	34,765
Orlando Health Obligated Group
3.33%, 10/01/50	30	21,847
4.09%, 10/01/48	40	33,161
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48	45	39,564
Series 2020, 3.22%, 11/15/50	30	19,925
Piedmont Healthcare Inc.
2.86%, 01/01/52(b)	55	35,558
Series 2042, 2.72%, 01/01/42	10	7,199
Providence St. Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51	85	51,390
Series A, 3.93%, 10/01/48	40	31,393
Series I, 3.74%, 10/01/47	35	26,972
Quest Diagnostics Inc., 4.70%, 03/30/45	40	36,693
Rady Children's Hospital-San Diego, Series 21A, 3.15%, 08/15/51	40	27,451
Roche Holdings Inc.
2.61%, 12/13/51(a)	205	127,978
4.00%, 11/28/44(a)	105	90,204
7.00%, 03/01/39(a)	125	151,103
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50	45	28,631
Sentara Health, 2.93%, 11/01/51	15	9,769
Sharp HealthCare, Series 20B, 2.68%, 08/01/50	25	15,813
Stanford Health Care
3.03%, 08/15/51	10	6,731
Series 2018, 3.80%, 11/15/48	83	66,136
Sutter Health
5.55%, 08/15/53	45	45,741
Series 2018, 4.09%, 08/15/48	36	29,942
Series 20A, 3.16%, 08/15/40	25	20,030
Series 20A, 3.36%, 08/15/50(b)	60	43,235
Texas Health Resources
2.33%, 11/15/50	20	11,687
4.33%, 11/15/55	45	38,622
Toledo Hospital (The)
4.98%, 11/15/45	30	25,852
5.75%, 11/15/38	50	50,510
6.02%, 11/15/48	45	44,342
Trinity Health Corp.
4.13%, 12/01/45	50	42,748
Series 2019, 3.43%, 12/01/48	25	19,381
Series 2021, 2.63%, 12/01/40	35	26,125
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	15	14,290

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
UnitedHealth Group Inc.
2.75%, 05/15/40	$70	$53,072
2.90%, 05/15/50	125	81,172
3.05%, 05/15/41	170	130,698
3.13%, 05/15/60	90	56,157
3.25%, 05/15/51	245	169,173
3.50%, 08/15/39	130	109,796
3.70%, 08/15/49	140	105,918
3.75%, 10/15/47	90	69,875
3.88%, 08/15/59	130	95,770
3.95%, 10/15/42	55	46,264
4.20%, 01/15/47	105	87,500
4.25%, 03/15/43	103	89,680
4.25%, 04/15/47	85	71,300
4.25%, 06/15/48	150	125,042
4.38%, 03/15/42	100	89,543
4.45%, 12/15/48	140	119,894
4.63%, 11/15/41	90	83,425
4.75%, 07/15/45	122	111,419
4.75%, 05/15/52	205	181,009
4.95%, 05/15/62	95	83,565
5.05%, 04/15/53	205	188,813
5.20%, 04/15/63	155	142,522
5.38%, 04/15/54	165	159,463
5.50%, 07/15/44	110	110,842
5.50%, 04/15/64	120	115,489
5.63%, 07/15/54	205	205,329
5.75%, 07/15/64	155	155,416
5.80%, 03/15/36	90	96,748
5.88%, 02/15/53	145	149,213
5.95%, 02/15/41	50	53,537
5.95%, 06/15/55	25	26,182
6.05%, 02/15/63	160	167,606
6.50%, 06/15/37	50	56,494
6.63%, 11/15/37	65	74,351
6.88%, 02/15/38	80	93,284
UPMC, 5.38%, 05/15/43	25	24,846
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50(b)	40	25,945
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48	34	30,374
Series 2021, 3.07%, 03/01/51	45	28,833
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50	55	32,992
		13,646,851
Holding Companies - Diversified — 0.2%
Gaci First Investment Co.
5.13%, 02/14/53(f)	200	182,742
5.38%, 01/29/54(f)	200	189,129
JAB Holdings BV
3.75%, 05/28/51(a)	35	24,256
4.50%, 04/08/52(a)	5	3,939
MDGH GMTN RSC Ltd.
3.40%, 06/07/51(f)	200	145,874
3.70%, 11/07/49(f)	200	155,132
3.95%, 05/21/50(f)	200	161,632
Temasek Financial I Ltd.
2.50%, 10/06/70(a)	250	146,297
2.75%, 08/02/61(a)	250	163,898
		1,172,899
Security	Par (000)	Value
Home Builders — 0.0%
Sekisui House U.S., Inc.
3.97%, 08/06/61	$15	$10,283
6.00%, 01/15/43	55	51,583
		61,866
Home Furnishings — 0.0%
Leggett & Platt Inc., 3.50%, 11/15/51	50	32,479
Whirlpool Corp.
4.50%, 06/01/46	56	43,167
4.60%, 05/15/50(b)	60	45,861
		121,507
Household Products & Wares — 0.1%
Church & Dwight Co. Inc.
3.95%, 08/01/47	65	52,593
5.00%, 06/15/52	50	46,435
Kimberly-Clark Corp.
2.88%, 02/07/50	30	19,995
3.20%, 07/30/46	65	47,388
3.90%, 05/04/47	60	48,203
5.30%, 03/01/41	30	30,443
6.63%, 08/01/37	105	122,665
SC Johnson & Son Inc.
4.75%, 10/15/46(a)	40	35,941
4.80%, 09/01/40(a)	50	48,090
		451,753
Housewares — 0.0%
Newell Brands Inc.
7.38%, 04/01/36	48	44,530
7.50%, 04/01/46	72	59,278
		103,808
Insurance — 2.2%
200 Park Funding Trust, 5.74%, 02/15/55(a)	195	196,023
Aflac Inc.
4.00%, 10/15/46	40	32,591
4.75%, 01/15/49	80	71,655
AIA Group Ltd.
3.20%, 09/16/40(a)	225	179,850
4.50%, 03/16/46(a)	55	50,358
5.40%, 09/30/54(a)	35	34,389
Alleghany Corp.
3.25%, 08/15/51	50	34,550
4.90%, 09/15/44	50	46,512
Allstate Corp. (The)
3.85%, 08/10/49	60	46,548
4.20%, 12/15/46	75	62,766
4.50%, 06/15/43	35	31,170
5.95%, 04/01/36	50	53,855
6.50%, 05/15/67, (3-mo. SOFR US + 2.38%)(c)	35	36,798
American Financial Group Inc./OH, 4.50%, 06/15/47	70	59,410
American International Group Inc.
4.38%, 06/30/50	110	92,871
4.50%, 07/16/44	85	75,679
4.75%, 04/01/48	100	89,770
AmFam Holdings Inc., 3.83%, 03/11/51(a)	32	21,632
Aon Corp., 6.25%, 09/30/40	30	33,128
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51	60	37,860
3.90%, 02/28/52	85	64,478
Aon Global Ltd.
4.60%, 06/14/44	50	44,281
4.75%, 05/15/45	54	48,530

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Aon North America Inc., 5.75%, 03/01/54	$190	$192,247
Arch Capital Finance LLC, 5.03%, 12/15/46	50	47,503
Arch Capital Group Ltd., 3.64%, 06/30/50	90	68,074
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	55	53,136
Arthur J Gallagher & Co.
3.05%, 03/09/52	50	32,075
3.50%, 05/20/51	100	70,994
5.55%, 02/15/55	155	150,570
5.75%, 03/02/53	72	71,604
5.75%, 07/15/54	60	59,702
6.75%, 02/15/54	35	39,179
Assured Guaranty Municipal Holdings Inc., 6.40%, 12/15/66, (3-mo. SOFR US + 2.48%)(a)(c)	30	28,013
Assured Guaranty U.S. Holdings Inc., 3.60%, 09/15/51	50	35,984
Athene Holding Ltd.
3.45%, 05/15/52	50	32,357
3.95%, 05/25/51	70	49,402
6.25%, 04/01/54	85	84,072
6.63%, 05/19/55	35	36,277
Beacon Funding Trust, 6.27%, 08/15/54(a)	100	102,416
Belrose Funding Trust II, 6.79%, 05/15/55(a)	100	104,372
Berkshire Hathaway Finance Corp.
2.50%, 01/15/51	60	36,804
2.85%, 10/15/50	155	102,081
3.85%, 03/15/52	240	189,110
4.20%, 08/15/48	233	198,842
4.25%, 01/15/49	196	168,599
4.30%, 05/15/43	50	45,119
4.40%, 05/15/42	95	88,864
5.75%, 01/15/40	63	69,008
Berkshire Hathaway Inc., 4.50%, 02/11/43(b)	105	99,861
Brighthouse Financial Inc.
3.85%, 12/22/51	40	24,931
4.70%, 06/22/47	99	74,082
Brown & Brown Inc.
4.95%, 03/17/52	65	57,001
6.25%, 06/23/55	45	47,172
Chubb Corp. (The)
6.00%, 05/11/37	56	61,368
Series 1, 6.50%, 05/15/38	70	79,564
Chubb INA Holdings LLC
2.85%, 12/15/51	65	42,454
3.05%, 12/15/61	105	65,978
4.15%, 03/13/43	55	48,137
4.35%, 11/03/45	155	137,403
6.70%, 05/15/36	30	34,677
Corebridge Financial Inc.
4.35%, 04/05/42	45	38,755
4.40%, 04/05/52	125	102,038
Empower Finance 2020 LP, 3.08%, 09/17/51(a)	65	42,929
Equitable Holdings Inc., 5.00%, 04/20/48	73	66,228
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	100	64,040
3.50%, 10/15/50	95	67,017
4.87%, 06/01/44	40	36,128
Fairfax Financial Holdings Ltd.
6.10%, 03/15/55	50	50,722
6.35%, 03/22/54	45	47,015
6.50%, 05/20/55	10	10,770
Security	Par (000)	Value
Insurance (continued)
Farmers Insurance Exchange
4.75%, 11/01/57(a)(c)	$45	$38,744
7.00%, 10/15/64, (10-year CMT + 3.86%)(a)(c)	10	10,490
Fidelity National Financial Inc., 3.20%, 09/17/51	60	38,675
Five Corners Funding Trust IV, 6.00%, 02/15/53(a)	30	31,247
Global Atlantic Fin Co., 6.75%, 03/15/54(a)	5	5,128
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48(a)	55	48,500
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47(a)	65	53,604
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70(a)	35	23,806
4.85%, 01/24/77(a)	60	50,666
4.88%, 06/19/64(a)	50	44,091
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51	15	9,806
3.60%, 08/19/49	85	64,315
4.30%, 04/15/43	50	43,783
4.40%, 03/15/48	55	47,599
5.95%, 10/15/36	30	32,741
6.10%, 10/01/41	45	48,752
Jackson Financial Inc., 4.00%, 11/23/51	60	42,466
Liberty Mutual Group Inc.
3.95%, 10/15/50(a)	195	147,503
3.95%, 05/15/60(a)	80	56,604
4.30%, 02/01/61(a)	85	54,883
5.50%, 06/15/52(a)	80	75,745
7.80%, 03/07/87(a)	50	57,328
Lincoln National Corp.
4.35%, 03/01/48	27	21,821
7.00%, 06/15/40	55	62,345
Loews Corp., 4.13%, 05/15/43	65	56,058
Manulife Financial Corp., 5.38%, 03/04/46	80	80,162
Markel Group Inc.
3.45%, 05/07/52	65	44,873
4.15%, 09/17/50	51	40,059
4.30%, 11/01/47	20	16,428
5.00%, 04/05/46	40	36,248
5.00%, 05/20/49	60	53,979
6.00%, 05/16/54	65	66,809
Marsh & McLennan Companies Inc.
2.90%, 12/15/51	40	25,824
4.20%, 03/01/48	40	33,536
4.35%, 01/30/47	55	47,363
4.75%, 03/15/39	60	58,401
4.90%, 03/15/49	140	128,399
5.35%, 11/15/44	50	49,508
5.40%, 03/15/55	180	176,067
5.45%, 03/15/53	70	68,905
5.45%, 03/15/54	60	58,982
5.70%, 09/15/53	45	46,005
6.25%, 11/01/52	45	49,491
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(a)	40	24,567
3.38%, 04/15/50(a)	45	30,964
3.73%, 10/15/70(a)	76	50,202
4.90%, 04/01/77(a)	50	41,634
5.08%, 02/15/69(a)(c)	20	18,312
5.67%, 12/01/52(a)	90	88,148
MetLife Capital Trust IV, 7.88%, 12/15/67(a)	30	33,358

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
MetLife Inc.
4.05%, 03/01/45	$100	$83,368
4.13%, 08/13/42	101	86,840
4.60%, 05/13/46	95	86,006
4.72%, 12/15/44	75	68,743
4.88%, 11/13/43	116	108,730
5.00%, 07/15/52	120	111,328
5.25%, 01/15/54	120	115,997
5.88%, 02/06/41	100	105,769
6.40%, 12/15/66	130	136,533
10.75%, 08/01/69	31	41,276
Mutual of Omaha Insurance Co., 6.14%, 01/16/64, (10-year CMT + 2.95%)(a)(c)	35	36,759
Nationwide Financial Services Inc.
3.90%, 11/30/49(a)	105	81,086
5.30%, 11/18/44(a)	40	38,074
6.75%, 05/15/87	30	30,040
Nationwide Mutual Insurance Co.
4.35%, 04/30/50(a)	140	111,370
9.38%, 08/15/39(a)	70	95,013
New York Life Insurance Co.
3.75%, 05/15/50(a)	150	113,153
4.45%, 05/15/69(a)	100	79,485
6.75%, 11/15/39(a)	100	115,391
Northwestern Mutual Life Insurance Co. (The)
3.45%, 03/30/51(a)	115	82,188
3.63%, 09/30/59(a)	150	105,256
3.85%, 09/30/47(a)	110	86,708
6.06%, 03/30/40(a)	125	134,395
Old Republic International Corp., 3.85%, 06/11/51	75	55,574
Pacific Life Insurance Co.
4.30%, 10/24/67(a)(c)	75	61,021
5.95%, 09/15/55(a)	15	15,376
Pacific LifeCorp
3.35%, 09/15/50(a)	80	56,494
5.13%, 01/30/43(a)	50	47,807
5.40%, 09/15/52(a)	75	73,278
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(a)	60	40,806
Pine Street Trust II, 5.57%, 02/15/49(a)	110	104,452
Pine Street Trust III, 6.22%, 05/15/54(a)	30	30,679
Principal Financial Group Inc.
4.30%, 11/15/46	45	38,519
4.35%, 05/15/43	46	40,246
4.63%, 09/15/42	20	18,313
5.50%, 03/15/53	105	104,588
6.05%, 10/15/36	50	54,685
Progressive Corp. (The)
3.70%, 03/15/52	60	46,168
3.95%, 03/26/50	50	40,169
4.13%, 04/15/47	87	73,437
4.20%, 03/15/48	60	50,884
4.35%, 04/25/44	45	39,944
Provident Financing Trust I, 7.41%, 03/15/38	25	27,422
Prudential Financial Inc.
3.00%, 03/10/40	50	39,278
3.70%, 03/13/51	170	128,701
3.91%, 12/07/47	90	72,065
3.94%, 12/07/49	120	94,798
4.35%, 02/25/50	120	101,304
4.42%, 03/27/48	55	47,280
Security	Par (000)	Value
Insurance (continued)
4.60%, 05/15/44	$88	$79,030
5.70%, 12/14/36	55	58,827
6.63%, 12/01/37	50	57,289
6.63%, 06/21/40	50	57,810
Securian Financial Group Inc., 4.80%, 04/15/48(a)	40	35,604
Selective Insurance Group Inc., 5.38%, 03/01/49	45	41,789
Symetra Life Insurance Co., 6.55%, 10/01/55(a)	5	5,269
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50(a)	145	100,677
4.27%, 05/15/47(a)	210	175,764
4.90%, 09/15/44(a)	145	133,756
6.85%, 12/16/39(a)	100	115,897
Transatlantic Holdings Inc., 8.00%, 11/30/39	35	44,549
Travelers Companies Inc. (The)
2.55%, 04/27/50	50	30,871
3.05%, 06/08/51	50	33,719
3.75%, 05/15/46	45	35,844
4.00%, 05/30/47	85	70,035
4.05%, 03/07/48	60	49,393
4.10%, 03/04/49	60	49,493
4.30%, 08/25/45	35	30,378
4.60%, 08/01/43	35	31,864
5.35%, 11/01/40	95	97,523
5.45%, 05/25/53	85	85,231
5.70%, 07/24/55	25	25,954
6.25%, 06/15/37	65	72,825
6.75%, 06/20/36	40	46,410
Unum Group
4.05%, 08/15/41(a)	65	53,339
4.13%, 06/15/51	25	19,177
4.50%, 12/15/49	50	40,851
5.75%, 08/15/42	65	65,231
6.00%, 06/15/54	25	24,843
W R Berkley Corp.
3.15%, 09/30/61	45	28,371
3.55%, 03/30/52	25	18,003
4.00%, 05/12/50	65	50,842
4.75%, 08/01/44	40	36,958
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61(a)	60	42,023
5.15%, 01/15/49(a)	55	51,214
Willis North America Inc.
3.88%, 09/15/49	55	41,743
5.05%, 09/15/48	35	32,048
5.90%, 03/05/54	80	81,049
XL Group Ltd., 5.25%, 12/15/43	50	47,821
		13,190,412
Internet — 1.3%
Alibaba Group Holding Ltd.
2.70%, 02/09/41	200	148,649
3.15%, 02/09/51	210	146,957
3.25%, 02/09/61	5	3,340
4.00%, 12/06/37	75	69,579
4.20%, 12/06/47	225	192,513
4.40%, 12/06/57	65	55,563
Alphabet Inc.
1.90%, 08/15/40	165	114,297
2.05%, 08/15/50	240	136,023
2.25%, 08/15/60(b)	145	77,448
5.25%, 05/15/55	65	64,615
5.30%, 05/15/65	80	78,675

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
5.35%, 11/15/45	$165	$168,658
5.45%, 11/15/55	175	177,825
5.70%, 11/15/75	160	164,399
Amazon.com Inc.
2.50%, 06/03/50	270	166,017
2.70%, 06/03/60	173	100,614
2.88%, 05/12/41	205	158,279
3.10%, 05/12/51	300	206,945
3.25%, 05/12/61	180	119,154
3.88%, 08/22/37	275	255,403
3.95%, 04/13/52	250	200,739
4.05%, 08/22/47	342	287,686
4.10%, 04/13/62	70	55,351
4.25%, 08/22/57	220	182,002
4.95%, 12/05/44	160	157,205
5.45%, 11/20/55	190	191,783
5.55%, 11/20/65	180	181,003
eBay Inc.
3.65%, 05/10/51	100	74,479
4.00%, 07/15/42	75	62,548
Meta Platforms Inc.
4.45%, 08/15/52	295	248,428
4.65%, 08/15/62	135	113,175
5.40%, 08/15/54	345	333,939
5.50%, 11/15/45	620	619,748
5.55%, 08/15/64	225	217,630
5.60%, 05/15/53	265	264,014
5.63%, 11/15/55	315	314,081
5.75%, 05/15/63	165	164,748
5.75%, 11/15/65	580	576,867
Netflix Inc., 5.40%, 08/15/54	40	39,749
Prosus NV
3.83%, 02/08/51(f)	200	135,635
4.03%, 08/03/50(f)	200	140,799
Tencent Holdings Ltd.
3.24%, 06/03/50(f)	200	147,061
3.84%, 04/22/51(f)	200	162,837
3.93%, 01/19/38(f)	200	188,510
Uber Technologies Inc., 5.35%, 09/15/54	105	101,876
		7,766,846
Iron & Steel — 0.1%
ArcelorMittal SA
6.35%, 06/17/54(b)	50	52,322
6.75%, 03/01/41	50	54,724
7.00%, 10/15/39	65	73,675
Cleveland-Cliffs Inc., 6.25%, 10/01/40	35	30,415
Nucor Corp.
2.98%, 12/15/55	84	53,112
3.85%, 04/01/52	80	61,872
6.40%, 12/01/37	60	67,540
Steel Dynamics Inc.
3.25%, 10/15/50	55	38,171
5.75%, 05/15/55	40	40,702
U.S. Steel Corp., 6.65%, 06/01/37	30	31,836
Vale Overseas Ltd.
6.40%, 06/28/54	105	107,980
6.88%, 11/21/36	80	90,648
6.88%, 11/10/39(b)	65	73,721
Vale SA, 5.63%, 09/11/42	110	111,079
		887,797
Security	Par (000)	Value
Leisure Time — 0.0%
Brunswick Corp., 5.10%, 04/01/52	$35	$28,298
Harley-Davidson Inc., 4.63%, 07/28/45	40	32,926
		61,224
Lodging — 0.0%
Marriott International Inc., 5.50%, 04/15/37	100	103,339
Machinery — 0.2%
Caterpillar Inc.
3.25%, 09/19/49	120	87,238
3.25%, 04/09/50	55	40,115
3.80%, 08/15/42	185	157,172
4.30%, 05/15/44	75	66,786
4.75%, 05/15/64	25	22,474
5.20%, 05/27/41	96	97,812
6.05%, 08/15/36	60	67,303
Deere & Co.
2.88%, 09/07/49	55	37,549
3.75%, 04/15/50	40	31,869
3.90%, 06/09/42	124	108,090
5.70%, 01/19/55	40	42,225
Dover Corp., 5.38%, 03/01/41	45	45,530
Ingersoll Rand Inc., 5.70%, 06/15/54	30	30,511
Otis Worldwide Corp.
3.11%, 02/15/40	105	82,800
3.36%, 02/15/50	85	61,000
Rockwell Automation Inc.
2.80%, 08/15/61	15	8,911
4.20%, 03/01/49	75	63,582
Xylem Inc./New York, 4.38%, 11/01/46	30	25,875
		1,076,842
Manufacturing — 0.2%
3M Co.
3.13%, 09/19/46	70	49,544
3.25%, 08/26/49	95	66,674
3.63%, 10/15/47	35	26,761
3.70%, 04/15/50	45	34,170
3.88%, 06/15/44	50	41,474
4.00%, 09/14/48	120	97,783
5.70%, 03/15/37	77	82,442
Eaton Corp.
3.92%, 09/15/47	25	20,515
4.15%, 11/02/42	115	101,461
4.70%, 08/23/52	90	81,863
Illinois Tool Works Inc.
3.90%, 09/01/42	135	115,533
4.88%, 09/15/41	56	54,856
Parker-Hannifin Corp.
4.00%, 06/14/49	90	73,495
4.10%, 03/01/47	60	50,479
4.45%, 11/21/44	55	49,113
6.25%, 05/15/38	25	28,189
Siemens Financieringsmaatschappij NV
2.88%, 03/11/41(a)	250	191,403
3.30%, 09/15/46(a)	15	11,293
4.20%, 03/16/47(a)	255	219,595
4.40%, 05/27/45(a)	50	44,657
Textron Inc., 4.95%, 03/15/36	25	25,014
		1,466,314

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media — 1.6%
Charter Communications Operating LLC,/Charter Communications Operating Capital, 6.70%, 12/01/55	$55	$53,451
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41	170	121,093
3.50%, 03/01/42	145	101,759
3.70%, 04/01/51	125	80,095
3.85%, 04/01/61	180	110,006
3.90%, 06/01/52	250	164,198
3.95%, 06/30/62	125	76,821
4.40%, 12/01/61	130	86,960
4.80%, 03/01/50	285	218,810
5.13%, 07/01/49	130	104,489
5.25%, 04/01/53	165	133,191
5.38%, 04/01/38	90	83,551
5.38%, 05/01/47	245	205,469
5.50%, 04/01/63	85	68,407
5.75%, 04/01/48	258	225,924
6.48%, 10/23/45	326	312,925
6.83%, 10/23/55	45	44,187
Comcast Corp.
2.45%, 08/15/52	155	84,285
2.65%, 08/15/62(b)	140	72,035
2.80%, 01/15/51	160	95,479
2.89%, 11/01/51	515	310,963
2.94%, 11/01/56	565	328,755
2.99%, 11/01/63	264	147,244
3.20%, 07/15/36	95	81,269
3.25%, 11/01/39	126	100,140
3.40%, 07/15/46	180	128,057
3.45%, 02/01/50	220	151,302
3.75%, 04/01/40	175	146,573
3.90%, 03/01/38	105	92,136
3.97%, 11/01/47	227	174,542
4.00%, 08/15/47	85	65,627
4.00%, 03/01/48	140	107,682
4.00%, 11/01/49	201	152,056
4.05%, 11/01/52	95	71,159
4.60%, 10/15/38	99	93,319
4.60%, 08/15/45	105	90,395
4.65%, 07/15/42	90	79,784
4.70%, 10/15/48	115	98,085
4.75%, 03/01/44	80	70,830
4.95%, 10/15/58	70	59,677
5.35%, 05/15/53	140	129,340
5.50%, 05/15/64	115	106,062
5.65%, 06/01/54	125	120,102
6.05%, 05/15/55(b)	100	101,316
6.45%, 03/15/37	45	50,074
6.55%, 07/01/39	60	67,746
6.95%, 08/15/37	30	34,690
Cox Communications Inc.
2.95%, 10/01/50(a)	75	42,396
3.60%, 06/15/51(a)	70	43,805
4.50%, 06/30/43(a)	36	28,233
4.60%, 08/15/47(a)	30	22,566
4.70%, 12/15/42(a)	35	28,239
5.80%, 12/15/53(a)	70	60,819
5.95%, 09/01/54(a)	75	66,470
8.38%, 03/01/39(a)	50	58,517
Security	Par (000)	Value
Media (continued)
Discovery Communications LLC
5.00%, 09/20/37	$80	$67,872
5.20%, 09/20/47	2	1,309
6.35%, 06/01/40	20	17,714
Fox Corp.
5.48%, 01/25/39	165	167,226
5.58%, 01/25/49	75	73,110
Grupo Televisa SAB
5.00%, 05/13/45	50	35,227
5.25%, 05/24/49	45	31,739
6.13%, 01/31/46	65	52,227
6.63%, 01/15/40	94	86,640
NBCUniversal Media LLC
4.45%, 01/15/43	70	60,260
5.95%, 04/01/41	80	83,261
6.40%, 04/30/40	5	5,507
Paramount Global
4.38%, 03/15/43	135	102,083
4.60%, 01/15/45	55	41,766
4.85%, 07/01/42	49	39,234
4.90%, 08/15/44	50	39,079
4.95%, 05/19/50	95	73,930
5.25%, 04/01/44	30	24,357
5.85%, 09/01/43	110	98,948
5.90%, 10/15/40	25	22,937
6.88%, 04/30/36	129	135,451
Time Warner Cable LLC
4.50%, 09/15/42	119	92,653
5.50%, 09/01/41	120	106,291
5.88%, 11/15/40	115	106,837
6.55%, 05/01/37	155	158,443
6.75%, 06/15/39	150	152,361
7.30%, 07/01/38	125	132,978
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	85	59,943
3.70%, 12/01/42	70	57,801
4.13%, 06/01/44	96	82,057
4.38%, 08/16/41	50	45,461
Series E, 4.13%, 12/01/41	80	70,679
Walt Disney Co. (The)
2.75%, 09/01/49	130	84,203
3.50%, 05/13/40	190	160,418
3.60%, 01/13/51	290	219,591
3.80%, 05/13/60	40	29,890
4.63%, 03/23/40	50	48,378
4.70%, 03/23/50	180	164,134
4.75%, 09/15/44	30	27,781
4.75%, 11/15/46	20	18,489
4.95%, 10/15/45	65	61,781
5.40%, 10/01/43	95	96,426
6.15%, 03/01/37	31	34,469
6.15%, 02/15/41	50	55,144
6.40%, 12/15/35	91	103,630
6.65%, 11/15/37	140	161,985
7.75%, 12/01/45	35	45,216
		9,590,021
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.90%, 01/15/43	55	46,690
4.38%, 06/15/45	40	35,676

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Metal Fabricate & Hardware (continued)
Valmont Industries Inc.
5.00%, 10/01/44	$65	$61,354
5.25%, 10/01/54	20	19,031
		162,751
Mining — 0.7%
Anglo American Capital PLC, 4.75%, 03/16/52(f)	200	172,593
AngloGold Ashanti Holdings PLC, 6.50%, 04/15/40(b)	30	32,083
Barrick International Barbados Corp., 6.35%, 10/15/36(a)	10	11,031
Barrick North America Finance LLC
5.70%, 05/30/41	94	96,600
5.75%, 05/01/43	84	86,761
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	95	101,500
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	105	92,019
5.00%, 02/15/36	50	50,870
5.00%, 09/30/43	245	235,300
5.50%, 09/08/53	75	75,972
5.75%, 09/05/55	40	41,735
Corp. Nacional del Cobre de Chile
3.70%, 01/30/50(f)	200	142,347
4.25%, 07/17/42(a)	200	165,134
4.38%, 02/05/49(f)	200	158,456
4.50%, 08/01/47(f)	200	164,164
5.63%, 10/18/43(f)	200	193,116
6.30%, 09/08/53(f)	200	206,158
Freeport-McMoRan Inc., 5.45%, 03/15/43	175	170,188
Glencore Finance Canada Ltd.
5.55%, 10/25/42(a)	55	53,912
6.00%, 11/15/41(a)	40	41,707
6.90%, 11/15/37(a)	49	55,868
Glencore Funding LLC
3.38%, 09/23/51(a)	50	34,356
3.88%, 04/27/51(a)	90	68,059
5.89%, 04/04/54(a)	35	35,224
6.14%, 04/01/55(a)	50	52,300
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 5.80%, 05/15/50(f)	200	196,743
Industrias Penoles SAB de CV, 4.75%, 08/06/50(f)	200	165,928
Newmont Corp.
4.88%, 03/15/42	62	59,856
5.45%, 06/09/44	45	45,265
Newmont Corp./Newcrest Finance Pty. Ltd., 4.20%, 05/13/50	40	33,237
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	131	82,468
5.20%, 11/02/40	105	106,006
Rio Tinto Finance USA PLC
4.13%, 08/21/42	45	39,169
4.75%, 03/22/42	55	52,005
5.13%, 03/09/53	115	108,976
5.75%, 03/14/55	175	180,990
5.88%, 03/14/65	50	52,242
Southern Copper Corp.
5.25%, 11/08/42	120	114,882
5.88%, 04/23/45	120	123,746
6.75%, 04/16/40	100	113,470
		4,012,436
Security	Par (000)	Value
Office & Business Equipment — 0.0%
Xerox Corp., 6.75%, 12/15/39	$50	$16,993
Oil & Gas — 3.1%
Adnoc Murban Rsc Ltd., 5.13%, 09/11/54(f)	200	191,583
Aker BP ASA, 5.80%, 10/01/54(a)	5	4,628
APA Corp.
5.10%, 09/01/40	10	8,904
5.35%, 07/01/49	45	38,013
6.75%, 02/15/55	55	55,580
BP Capital Markets America Inc.
2.77%, 11/10/50	135	85,307
2.94%, 06/04/51	210	136,869
3.00%, 02/24/50	215	143,446
3.00%, 03/17/52	135	88,423
3.06%, 06/17/41	140	107,883
3.38%, 02/08/61	190	127,290
Burlington Resources LLC, 5.95%, 10/15/36	45	48,986
Canadian Natural Resources Ltd.
4.95%, 06/01/47	75	66,504
6.25%, 03/15/38	110	118,076
6.50%, 02/15/37	45	49,155
6.75%, 02/01/39	35	38,952
Cenovus Energy Inc.
3.75%, 02/15/52	65	46,196
5.25%, 06/15/37	32	31,267
5.40%, 03/20/36	50	50,518
5.40%, 06/15/47	62	57,332
6.75%, 11/15/39	53	59,070
Chevron Corp., 3.08%, 05/11/50	95	65,897
Chevron USA Inc.
2.34%, 08/12/50	85	50,551
5.25%, 11/15/43	53	53,645
6.00%, 03/01/41	45	49,499
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	400	402,858
CNOOC Petroleum North America ULC, 6.40%, 05/15/37	40	47,698
ConocoPhillips Co.
3.76%, 03/15/42	135	111,206
3.80%, 03/15/52	160	120,079
4.03%, 03/15/62	130	96,809
4.30%, 11/15/44	110	94,873
4.88%, 10/01/47	15	13,674
5.30%, 05/15/53	110	104,444
5.50%, 01/15/55	140	136,919
5.55%, 03/15/54	80	78,922
5.65%, 01/15/65	65	64,240
5.70%, 09/15/63	45	44,592
5.90%, 05/15/38	25	27,124
5.95%, 03/15/46	55	57,950
6.50%, 02/01/39	150	170,531
Continental Resources Inc./OK, 4.90%, 06/01/44	70	56,278
Coterra Energy Inc., 5.90%, 02/15/55	75	72,993
Devon Energy Corp.
4.75%, 05/15/42	84	73,316
5.00%, 06/15/45	70	61,226
5.60%, 07/15/41	130	126,321
5.75%, 09/15/54	105	97,719
Diamondback Energy Inc.
4.25%, 03/15/52	75	59,436
4.40%, 03/24/51	75	61,056
5.75%, 04/18/54	150	144,652

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
5.90%, 04/18/64	$80	$77,062
6.25%, 03/15/53	70	71,930
Ecopetrol SA
5.88%, 05/28/45	241	181,978
5.88%, 11/02/51	100	72,767
7.38%, 09/18/43	90	82,622
8.38%, 01/19/36	130	133,431
Eni SpA, 5.70%, 10/01/40(a)	50	49,747
EOG Resources Inc.
4.95%, 04/15/50	105	95,583
5.35%, 01/15/36	100	103,747
5.65%, 12/01/54	35	35,009
5.95%, 07/15/55	45	46,861
Equinor ASA
3.25%, 11/18/49	100	71,972
3.63%, 04/06/40	50	43,018
3.70%, 04/06/50	100	77,667
3.95%, 05/15/43	102	87,396
4.25%, 11/23/41	70	63,003
4.80%, 11/08/43	50	47,409
5.10%, 08/17/40	95	95,984
Exxon Mobil Corp.
3.00%, 08/16/39	80	64,843
3.10%, 08/16/49	140	97,805
3.45%, 04/15/51	310	227,843
3.57%, 03/06/45	60	47,729
4.11%, 03/01/46	225	191,735
4.23%, 03/19/40	180	166,919
4.33%, 03/19/50	285	244,061
Hess Corp.
5.60%, 02/15/41	110	115,182
5.80%, 04/01/47	55	57,341
6.00%, 01/15/40	85	92,973
KazMunayGas National Co. JSC, 6.38%, 10/24/48(f)	200	202,716
Marathon Petroleum Corp.
4.50%, 04/01/48	55	44,721
4.75%, 09/15/44	80	69,494
5.00%, 09/15/54	30	25,561
6.50%, 03/01/41	120	128,883
Motiva Enterprises LLC, 6.85%, 01/15/40(a)	100	109,072
Murphy Oil Corp., 5.88%, 12/01/42	40	34,684
Occidental Petroleum Corp.
4.20%, 03/15/48	55	41,162
4.40%, 04/15/46	40	31,812
6.05%, 10/01/54	120	116,732
6.20%, 03/15/40	74	75,784
6.45%, 09/15/36	155	165,508
6.60%, 03/15/46	55	57,286
7.95%, 06/15/39	35	41,521
Ovintiv Inc.
6.50%, 02/01/38	45	47,338
6.63%, 08/15/37	40	42,497
7.10%, 07/15/53	40	42,976
Pertamina Persero PT
4.18%, 01/21/50(f)	200	157,290
5.63%, 05/20/43(f)	200	197,158
6.00%, 05/03/42(f)	200	205,003
6.45%, 05/30/44(f)	200	214,732
Petrobras Global Finance BV
5.50%, 06/10/51(b)	50	41,908
6.75%, 01/27/41	60	60,936
Security	Par (000)	Value
Oil & Gas (continued)
6.85%, 06/05/2115	$150	$144,400
6.88%, 01/20/40	90	92,340
7.25%, 03/17/44(b)	60	62,474
Petroleos del Peru SA, 5.63%, 06/19/47(f)	200	141,862
Petroleos Mexicanos
5.50%, 06/27/44(b)	90	67,991
5.63%, 01/23/46	10	7,477
6.35%, 02/12/48	150	116,987
6.38%, 01/23/45(b)	150	119,483
6.50%, 06/02/41	100	86,505
6.75%, 09/21/47	575	468,114
6.95%, 01/28/60	380	306,545
7.69%, 01/23/50	750	669,941
Petronas Capital Ltd.
3.40%, 04/28/61(f)	200	138,813
4.50%, 03/18/45(f)	200	180,836
4.55%, 04/21/50(f)	300	267,378
5.85%, 04/03/55(f)	200	212,763
Phillips 66
3.30%, 03/15/52	120	79,765
4.88%, 11/15/44	195	173,299
5.88%, 05/01/42	110	111,670
Phillips 66 Co.
4.68%, 02/15/45	65	55,642
4.90%, 10/01/46	65	56,871
5.50%, 03/15/55	30	27,958
5.65%, 06/15/54	70	66,853
PTTEP Treasury Center Co. Ltd., 3.90%, 12/06/59(f)	200	152,824
Qatar Energy
3.13%, 07/12/41(f)	400	309,450
3.30%, 07/12/51(f)	400	284,474
Raizen Fuels Finance SA, 6.95%, 03/05/54(f)	200	159,545
Reliance Industries Ltd., 3.63%, 01/12/52(f)	250	184,648
Saudi Arabian Oil Co.
3.25%, 11/24/50(f)	400	271,700
3.50%, 11/24/70(f)	200	129,752
4.25%, 04/16/39(f)	400	364,011
4.38%, 04/16/49(f)	200	168,354
5.75%, 07/17/54(f)	200	197,764
5.88%, 07/17/64(f)	200	197,428
Shell Finance U.S. Inc.
3.25%, 04/06/50	205	144,850
3.75%, 09/12/46	125	99,064
4.00%, 05/10/46	205	169,164
4.38%, 05/11/45	290	254,043
4.55%, 08/12/43	50	45,399
Shell International Finance BV
2.88%, 11/26/41	70	52,125
3.00%, 11/26/51	80	53,173
3.13%, 11/07/49	100	68,935
3.63%, 08/21/42	60	49,039
4.00%, 05/10/46	20	16,484
4.38%, 05/11/45	15	13,221
5.50%, 03/25/40	80	83,350
6.38%, 12/15/38	265	296,394
Sinopec Group Overseas Development 2015 Ltd., 4.10%, 04/28/45(f)	200	182,471
Sinopec Group Overseas Development 2017 Ltd., 4.25%, 04/12/47(f)	300	278,193
Sinopec Group Overseas Development 2018 Ltd., 3.10%, 01/08/51(f)	200	150,775

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Suncor Energy Inc.
3.75%, 03/04/51	$75	$54,053
4.00%, 11/15/47	74	56,830
6.80%, 05/15/38	66	73,136
6.85%, 06/01/39	45	50,625
Thaioil Treasury Center Co. Ltd., 3.50%, 10/17/49(f)	200	141,046
TotalEnergies Capital International SA
2.99%, 06/29/41	112	85,552
3.13%, 05/29/50	266	182,070
3.39%, 06/29/60	35	23,321
3.46%, 07/12/49	115	83,711
TotalEnergies Capital SA
5.28%, 09/10/54	75	72,166
5.43%, 09/10/64	110	105,499
5.49%, 04/05/54	155	152,919
5.64%, 04/05/64	95	94,534
Transocean International Ltd., 6.80%, 03/15/38	45	40,307
Valero Energy Corp.
3.65%, 12/01/51	80	56,088
4.00%, 06/01/52	50	37,356
4.90%, 03/15/45	65	58,796
6.63%, 06/15/37	135	150,626
Vista Energy Argentina SAU, 7.63%, 12/10/35(f)	40	39,922
Woodside Finance Ltd., 5.70%, 09/12/54	75	71,890
YPF SA, 7.00%, 12/15/47(f)	90	78,226
		18,738,151
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	120	118,620
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47	128	103,441
Halliburton Co.
4.50%, 11/15/41	60	53,024
4.75%, 08/01/43	98	87,579
5.00%, 11/15/45	140	127,837
6.70%, 09/15/38	78	87,566
7.45%, 09/15/39	85	101,825
NOV Inc., 3.95%, 12/01/42	109	86,478
Yinson Boronia Production BV, 8.95%, 07/31/42(f)	196	213,680
		980,050
Packaging & Containers — 0.0%
Packaging Corp. of America
3.05%, 10/01/51	75	49,442
4.05%, 12/15/49	50	40,201
Smurfit Kappa Treasury ULC, 5.78%, 04/03/54	25	25,506
Sonoco Products Co., 5.75%, 11/01/40	50	50,966
Stora Enso OYJ, 7.25%, 04/15/36(a)	35	39,309
		205,424
Pharmaceuticals — 2.8%
AbbVie Inc.
4.05%, 11/21/39	380	343,647
4.25%, 11/21/49	490	414,110
4.30%, 05/14/36	120	116,247
4.40%, 11/06/42	290	263,014
4.45%, 05/14/46	201	178,033
4.63%, 10/01/42	75	69,383
4.70%, 05/14/45	275	253,748
4.75%, 03/15/45	70	64,879
4.85%, 06/15/44	90	85,051
4.88%, 11/14/48	115	106,975
5.35%, 03/15/44	70	70,267
Security	Par (000)	Value
Pharmaceuticals (continued)
5.40%, 03/15/54	$300	$298,532
5.50%, 03/15/64	150	150,076
5.60%, 03/15/55	90	92,146
AstraZeneca PLC
2.13%, 08/06/50	50	28,830
3.00%, 05/28/51	65	44,892
4.00%, 09/18/42	101	88,315
4.38%, 11/16/45	98	87,907
4.38%, 08/17/48	75	66,661
6.45%, 09/15/37	245	282,235
Bayer U.S. Finance II LLC
3.95%, 04/15/45(a)	118	87,701
4.40%, 07/15/44(a)	140	112,976
4.63%, 06/25/38(a)	110	100,213
4.70%, 07/15/64(a)	76	57,606
4.88%, 06/25/48(a)	85	71,904
Bayer U.S. Finance LLC, 6.88%, 11/21/53(a)	60	64,980
Becton Dickinson & Co.
3.79%, 05/20/50	55	41,885
4.67%, 06/06/47	148	130,951
4.69%, 12/15/44	93	83,221
Bristol-Myers Squibb Co.
2.35%, 11/13/40	105	75,334
2.55%, 11/13/50	110	66,738
3.25%, 08/01/42	75	58,612
3.55%, 03/15/42	100	81,695
3.70%, 03/15/52	225	169,994
3.90%, 03/15/62	45	33,319
4.13%, 06/15/39	225	206,974
4.25%, 10/26/49	375	314,392
4.35%, 11/15/47	80	69,110
4.50%, 03/01/44	35	31,444
4.55%, 02/20/48	130	114,566
4.63%, 05/15/44	100	91,589
5.00%, 08/15/45	85	81,597
5.50%, 02/22/44	55	56,034
5.55%, 02/22/54(b)	220	221,872
Cardinal Health Inc.
4.37%, 06/15/47	61	51,464
4.50%, 11/15/44	35	30,398
4.60%, 03/15/43	40	35,428
4.90%, 09/15/45	35	31,963
5.75%, 11/15/54	60	60,841
Cencora Inc.
4.25%, 03/01/45	55	47,154
4.30%, 12/15/47	50	42,204
CVS Health Corp.
2.70%, 08/21/40	40	28,904
4.13%, 04/01/40	85	73,418
4.25%, 04/01/50	60	47,140
4.78%, 03/25/38	475	451,947
5.05%, 03/25/48	765	687,239
5.13%, 07/20/45	270	246,609
5.30%, 12/05/43	95	89,902
5.63%, 02/21/53	140	133,540
5.88%, 06/01/53	150	148,287
6.00%, 06/01/44	40	40,806
6.00%, 06/01/63	45	44,416
6.05%, 06/01/54	90	91,245
6.13%, 09/15/39	25	26,383
6.20%, 09/15/55	100	103,730

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
6.25%, 09/15/65	$60	$61,453
Eli Lilly & Co.
2.25%, 05/15/50	120	70,973
2.50%, 09/15/60	90	50,662
3.70%, 03/01/45	35	28,613
3.95%, 05/15/47	40	33,194
3.95%, 03/15/49	100	82,114
4.15%, 03/15/59	55	44,353
4.88%, 02/27/53	120	112,475
4.95%, 02/27/63	60	55,792
5.00%, 02/09/54	160	152,401
5.05%, 08/14/54	115	110,541
5.10%, 02/09/64	150	142,056
5.20%, 08/14/64	75	72,271
5.50%, 02/12/55	95	97,502
5.55%, 03/15/37	45	49,241
5.55%, 10/15/55	65	67,122
5.60%, 02/12/65	95	97,476
5.65%, 10/15/65	95	98,294
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	28	24,692
6.38%, 05/15/38	297	338,204
Johnson & Johnson
2.10%, 09/01/40	110	78,587
2.25%, 09/01/50	70	42,336
2.45%, 09/01/60	85	48,391
3.40%, 01/15/38	120	106,754
3.50%, 01/15/48	48	37,750
3.55%, 03/01/36	120	111,263
3.63%, 03/03/37	167	152,999
3.70%, 03/01/46	205	169,308
3.75%, 03/03/47	105	86,384
4.50%, 09/01/40	50	49,016
4.50%, 12/05/43	40	37,686
4.85%, 05/15/41	30	30,025
5.25%, 06/01/54	50	51,149
5.85%, 07/15/38	75	83,395
5.95%, 08/15/37	50	56,314
Mead Johnson Nutrition Co.
4.60%, 06/01/44	55	49,632
5.90%, 11/01/39	25	27,128
Merck & Co. Inc.
2.35%, 06/24/40	110	80,409
2.45%, 06/24/50	145	87,436
2.75%, 12/10/51	135	85,851
2.90%, 12/10/61	165	99,083
3.60%, 09/15/42	75	61,574
3.70%, 02/10/45	195	158,145
3.90%, 03/07/39	90	81,380
4.00%, 03/07/49	160	131,304
4.15%, 05/18/43	125	109,526
4.90%, 05/17/44	45	43,003
5.00%, 05/17/53	145	137,104
5.15%, 05/17/63	70	66,173
5.70%, 09/15/55	85	88,116
6.55%, 09/15/37	35	40,526
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	45	49,199
Mylan Inc.
5.20%, 04/15/48	75	61,023
5.40%, 11/29/43	40	34,476
Security	Par (000)	Value
Pharmaceuticals (continued)
Novartis Capital Corp.
2.75%, 08/14/50	$130	$85,311
3.70%, 09/21/42	50	42,038
4.00%, 11/20/45	110	93,516
4.40%, 05/06/44	162	146,987
4.70%, 09/18/54	70	63,709
5.20%, 11/05/45	25	24,914
5.30%, 11/05/55	25	24,782
Pfizer Inc.
2.55%, 05/28/40	100	74,471
2.70%, 05/28/50	87	55,580
3.90%, 03/15/39	70	62,825
4.00%, 12/15/36	95	90,001
4.00%, 03/15/49	140	114,234
4.10%, 09/15/38	70	64,653
4.13%, 12/15/46	140	117,583
4.20%, 09/15/48	115	96,967
4.30%, 06/15/43	50	44,370
4.40%, 05/15/44	70	63,408
5.60%, 09/15/40	55	57,628
5.60%, 11/15/55	15	15,186
7.20%, 03/15/39	240	290,819
Pfizer Investment Enterprises Pte Ltd.
5.11%, 05/19/43	300	292,401
5.30%, 05/19/53	570	552,178
5.34%, 05/19/63	390	370,571
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40	200	154,871
3.18%, 07/09/50	200	136,178
3.38%, 07/09/60	200	130,839
Takeda U.S. Financing Inc., 5.90%, 07/07/55	200	207,606
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	65	68,607
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	250	189,865
Utah Acquisition Sub Inc., 5.25%, 06/15/46	85	70,386
Viatris Inc.
3.85%, 06/22/40	150	114,633
4.00%, 06/22/50	200	133,932
Wyeth LLC
5.95%, 04/01/37	205	223,566
6.00%, 02/15/36	55	60,301
Zoetis Inc.
3.00%, 05/15/50	45	30,370
3.95%, 09/12/47	60	48,913
4.45%, 08/20/48	40	34,877
4.70%, 02/01/43	120	111,420
		17,025,043
Pipelines — 2.3%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(f)	200	187,657
Boardwalk Pipelines LP, 5.38%, 02/15/36	45	45,301
Buckeye Partners LP
5.60%, 10/15/44	35	32,383
5.85%, 11/15/43	45	42,715
Cameron LNG LLC
3.40%, 01/15/38(a)	40	35,090
3.70%, 01/15/39(a)	90	77,952
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39	45	38,386
Colonial Pipeline Co.
4.20%, 04/15/43(a)	5	3,936

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
4.25%, 04/15/48(a)	$65	$49,906
Columbia Pipeline Group Inc., 5.80%, 06/01/45	50	49,859
Columbia Pipelines Operating Co. LLC
5.70%, 10/01/54(a)	25	24,019
5.96%, 02/15/55(a)	25	24,872
6.50%, 08/15/43(a)	70	74,842
6.54%, 11/15/53(a)	140	150,937
6.71%, 08/15/63(a)	40	44,045
DCP Midstream Operating LP
5.60%, 04/01/44	35	33,924
6.45%, 11/03/36(a)	30	32,017
6.75%, 09/15/37(a)	45	49,287
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54	20	19,709
6.20%, 01/15/55	25	26,264
Eastern Gas Transmission & Storage Inc.
4.60%, 12/15/44	55	48,436
4.80%, 11/01/43	35	31,623
EIG Pearl Holdings SARL, 4.39%, 11/30/46(f)	200	167,796
Enbridge Energy Partners LP
5.50%, 09/15/40	56	56,243
7.38%, 10/15/45	35	41,362
Series B, 7.50%, 04/15/38	40	47,524
Enbridge Inc.
3.40%, 08/01/51	60	41,416
4.00%, 11/15/49	70	53,974
4.50%, 06/10/44	25	21,428
5.50%, 12/01/46	93	92,559
5.95%, 04/05/54	125	128,614
6.70%, 11/15/53	130	145,099
Energy Transfer LP
4.95%, 01/15/43	35	31,165
5.00%, 05/15/44	60	52,722
5.00%, 05/15/50	140	119,078
5.15%, 02/01/43	70	63,249
5.15%, 03/15/45	110	98,368
5.30%, 04/01/44	80	73,136
5.30%, 04/15/47	125	112,651
5.35%, 05/15/45	95	87,134
5.40%, 10/01/47	160	145,639
5.95%, 10/01/43	65	64,146
5.95%, 05/15/54	185	178,457
6.00%, 06/15/48	120	117,667
6.05%, 06/01/41	35	35,590
6.05%, 09/01/54	150	146,642
6.10%, 02/15/42	40	40,487
6.13%, 12/15/45	100	99,916
6.20%, 04/01/55	30	29,966
6.25%, 04/15/49	130	130,840
6.50%, 02/01/42	125	132,627
6.63%, 10/15/36	45	49,186
6.75%, 02/15/56, (5-year CMT + 2.48%)(c)	50	49,662
7.50%, 07/01/38	45	52,594
Series 20Y, 5.80%, 06/15/38	50	51,306
Enterprise Products Operating LLC
3.20%, 02/15/52	125	84,688
3.30%, 02/15/53	75	51,345
3.70%, 01/31/51	115	85,764
3.95%, 01/31/60	60	44,821
4.20%, 01/31/50	135	110,595
4.25%, 02/15/48	140	117,079
Security	Par (000)	Value
Pipelines (continued)
4.45%, 02/15/43	$115	$102,867
4.80%, 02/01/49	130	116,926
4.85%, 08/15/42	93	86,926
4.85%, 03/15/44	125	116,024
4.90%, 05/15/46	70	64,444
4.95%, 10/15/54	50	45,260
5.10%, 02/15/45	95	90,924
5.20%, 01/15/36	50	51,301
5.55%, 02/16/55	140	138,631
5.70%, 02/15/42	80	82,186
5.95%, 02/01/41	75	79,707
6.13%, 10/15/39	80	87,370
6.45%, 09/01/40	80	90,051
7.55%, 04/15/38	26	31,629
Flex Intermediate Holdco LLC, 4.32%, 12/30/39(a)	45	38,436
FLNG Liquefaction 2 LLC
4.13%, 03/31/38(a)	57	53,403
Series B, 6.17%, 12/31/39	5	5,296
Galaxy Pipeline Assets Bidco Ltd.
2.94%, 09/30/40(f)	173	147,444
3.25%, 09/30/40(f)	200	163,549
Greensaif Pipelines Bidco SARL
6.13%, 02/23/38(f)	200	213,126
6.51%, 02/23/42(f)	400	435,372
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	50	44,316
5.00%, 08/15/42	75	69,854
5.00%, 03/01/43	80	73,719
5.40%, 09/01/44	65	62,315
5.50%, 03/01/44	70	68,158
5.63%, 09/01/41	30	29,951
6.38%, 03/01/41	70	75,083
6.50%, 02/01/37	25	27,441
6.50%, 09/01/39	75	82,119
6.55%, 09/15/40	45	49,290
6.95%, 01/15/38	75	85,320
7.50%, 11/15/40	45	53,741
Kinder Morgan Inc.
3.25%, 08/01/50	35	23,342
3.60%, 02/15/51	120	85,449
5.05%, 02/15/46	90	82,137
5.20%, 03/01/48	80	74,086
5.45%, 08/01/52	85	80,321
5.55%, 06/01/45	175	170,859
5.95%, 08/01/54	60	60,826
MPLX LP
4.50%, 04/15/38	165	151,372
4.70%, 04/15/48	155	130,116
4.90%, 04/15/58	35	29,131
4.95%, 03/14/52	120	102,315
5.20%, 03/01/47	115	103,441
5.20%, 12/01/47	60	54,085
5.50%, 02/15/49	152	141,040
5.65%, 03/01/53	60	56,332
5.95%, 04/01/55	75	73,462
6.20%, 09/15/55	85	85,911
NGPL PipeCo LLC, 7.77%, 12/15/37(a)	53	62,014
Northern Natural Gas Co.
3.40%, 10/16/51(a)	75	51,112
4.30%, 01/15/49(a)	85	69,488
5.63%, 02/01/54(a)	60	58,938

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
ONEOK Inc.
3.95%, 03/01/50	$65	$47,706
4.20%, 10/03/47	60	47,187
4.25%, 09/15/46	80	63,789
4.45%, 09/01/49	85	69,191
4.50%, 03/15/50	60	49,303
4.85%, 02/01/49	45	38,665
4.95%, 07/13/47	90	79,836
5.05%, 04/01/45	44	39,151
5.15%, 10/15/43	50	46,016
5.20%, 07/15/48	110	100,204
5.45%, 06/01/47	50	46,094
5.60%, 04/01/44	40	38,058
5.70%, 11/01/54	95	89,616
5.85%, 11/01/64	50	47,796
6.25%, 10/15/55	100	101,577
6.63%, 09/01/53	145	153,407
7.15%, 01/15/51	25	27,744
ONEOK Partners LP
6.13%, 02/01/41	55	56,895
6.20%, 09/15/43	25	25,688
6.65%, 10/01/36	60	65,816
6.85%, 10/15/37	60	66,615
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/43	35	28,764
4.70%, 06/15/44	70	60,324
4.90%, 02/15/45	65	57,107
5.15%, 06/01/42	45	41,188
5.60%, 01/15/36	40	40,677
6.65%, 01/15/37	30	32,854
Rockies Express Pipeline LLC
6.88%, 04/15/40(a)	55	57,312
7.50%, 07/15/38(a)	28	30,333
Sabal Trail Transmission LLC
4.68%, 05/01/38(a)	65	62,114
4.83%, 05/01/48(a)	45	39,233
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37	44	46,426
South Bow USA Infrastructure Holdings LLC, 6.18%, 10/01/54	70	67,958
Southern Natural Gas Co. LLC, 4.80%, 03/15/47(a)	55	49,252
Spectra Energy Partners LP
4.50%, 03/15/45	65	55,915
5.95%, 09/25/43	60	61,140
Targa Resources Corp.
4.95%, 04/15/52	85	72,807
5.40%, 07/30/36	85	85,902
5.65%, 02/15/36	75	77,450
6.13%, 05/15/55	70	70,404
6.25%, 07/01/52	55	56,179
6.50%, 02/15/53	90	95,009
Tennessee Gas Pipeline Co. LLC, 7.63%, 04/01/37	30	35,769
Texas Eastern Transmission LP, 4.15%, 01/15/48(a)	44	35,590
TransCanada PipeLines Ltd.
5.10%, 03/15/49	86	80,836
5.85%, 03/15/36	45	47,354
6.10%, 06/01/40	80	84,921
6.20%, 10/15/37	110	118,647
7.25%, 08/15/38	60	69,801
7.63%, 01/15/39	100	120,275
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50	60	46,886
Security	Par (000)	Value
Pipelines (continued)
4.45%, 08/01/42	$25	$22,155
4.60%, 03/15/48	65	56,887
5.10%, 03/15/36(a)	25	25,429
5.40%, 08/15/41	40	39,936
5.75%, 03/15/56(a)	30	30,365
Venture Global Plaquemines LNG LLC, 6.75%, 01/15/36(a)	100	104,869
Western Midstream Operating LP
5.25%, 02/01/50	80	69,409
5.30%, 03/01/48	66	57,402
5.45%, 04/01/44	65	59,584
5.50%, 08/15/48	40	35,463
Williams Companies Inc. (The)
3.50%, 10/15/51	75	53,029
4.85%, 03/01/48	90	80,060
4.90%, 01/15/45	50	45,466
5.10%, 09/15/45	100	92,874
5.30%, 08/15/52	95	89,103
5.40%, 03/04/44	60	58,392
5.75%, 06/24/44	75	75,780
5.80%, 11/15/43	55	55,536
5.80%, 11/15/54	65	65,535
6.00%, 03/15/55	10	10,333
6.30%, 04/15/40	105	114,520
		13,454,559
Private Equity — 0.1%
Apollo Management Holdings LP, 5.00%, 03/15/48(a)(b)	65	58,884
Brookfield Finance Inc., 5.81%, 03/03/55	25	24,818
Carlyle Finance LLC, 5.65%, 09/15/48(a)	55	54,188
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)	40	39,575
KKR Group Finance Co. III LLC, 5.13%, 06/01/44(a)	60	56,749
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50(a)	65	47,214
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50(a)	85	60,518
KKR Group Finance Co. X LLC, 3.25%, 12/15/51(a)	90	60,594
		402,540
Real Estate — 0.0%
China Overseas Finance Cayman V Ltd., 5.35%, 11/15/42(f)	200	192,368
Sinochem Overseas Capital Co. Ltd., 6.30%, 11/12/40(a)	100	115,966
		308,334
Real Estate Investment Trusts — 0.6%
Alexandria Real Estate Equities Inc.
3.00%, 05/18/51	75	46,134
3.55%, 03/15/52	90	61,282
4.00%, 02/01/50	70	52,355
4.85%, 04/15/49	45	38,557
5.15%, 04/15/53	35	30,933
5.25%, 05/15/36	55	54,781
5.63%, 05/15/54	50	47,004
American Homes 4 Rent LP
3.38%, 07/15/51	35	23,939
4.30%, 04/15/52	35	28,174
American Tower Corp.
2.95%, 01/15/51	77	49,846
3.10%, 06/15/50	70	46,995
3.70%, 10/15/49	40	29,976
AvalonBay Communities Inc.
3.90%, 10/15/46	40	32,419

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.15%, 07/01/47	$30	$25,127
4.35%, 04/15/48	35	30,168
Camden Property Trust, 3.35%, 11/01/49	45	32,311
Crown Castle Inc.
2.90%, 04/01/41	110	80,615
3.25%, 01/15/51	91	60,995
4.00%, 11/15/49	35	26,702
4.15%, 07/01/50	50	39,368
4.75%, 05/15/47	41	35,854
5.20%, 02/15/49	41	37,443
Equinix Inc.
2.95%, 09/15/51	60	38,504
3.00%, 07/15/50	60	39,136
3.40%, 02/15/52	20	13,946
ERP Operating LP
4.00%, 08/01/47	20	16,316
4.50%, 07/01/44	75	66,976
4.50%, 06/01/45	55	48,888
Essex Portfolio LP
2.65%, 09/01/50	40	24,568
4.50%, 03/15/48	35	30,265
Federal Realty OP LP, 4.50%, 12/01/44	65	57,510
GLP Capital LP/GLP Financing II Inc.
5.75%, 11/01/37	25	24,973
6.25%, 09/15/54	45	44,789
Goodman U.S. Finance Four LLC, 4.50%, 10/15/37(a)	50	47,158
Healthpeak OP LLC, 6.75%, 02/01/41	40	44,496
Kilroy Realty LP, 6.25%, 01/15/36	45	46,790
Kimco Realty OP LLC
3.70%, 10/01/49	10	7,555
4.13%, 12/01/46	60	50,001
4.25%, 04/01/45	25	21,331
4.45%, 09/01/47	70	60,620
5.30%, 02/01/36	50	51,512
Mid-America Apartments LP, 2.88%, 09/15/51	30	19,148
NNN REIT Inc.
3.00%, 04/15/52	45	28,624
3.10%, 04/15/50	40	26,334
3.50%, 04/15/51	55	39,082
4.80%, 10/15/48	30	26,735
Prologis LP
2.13%, 10/15/50	55	30,271
3.00%, 04/15/50	65	43,561
3.05%, 03/01/50	30	20,348
4.38%, 09/15/48	45	38,468
5.25%, 06/15/53	60	57,900
5.25%, 03/15/54	90	86,815
Public Storage Operating Co., 5.35%, 08/01/53	90	88,372
Realty Income Corp.
4.65%, 03/15/47	70	62,829
5.38%, 09/01/54	30	29,371
Regency Centers LP
4.40%, 02/01/47	45	38,907
4.65%, 03/15/49	35	30,946
Simon Property Group LP
3.25%, 09/13/49	125	87,497
3.80%, 07/15/50	65	49,548
4.25%, 10/01/44	45	38,514
4.25%, 11/30/46	55	46,419
4.75%, 03/15/42	40	37,211
5.85%, 03/08/53	64	66,064
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
6.65%, 01/15/54	$55	$62,314
6.75%, 02/01/40	71	82,236
Trust Fibra Uno, 6.39%, 01/15/50(f)	200	185,062
Ventas Realty LP
4.38%, 02/01/45	25	21,218
4.88%, 04/15/49	40	35,492
5.70%, 09/30/43	30	30,141
VICI Properties LP
5.63%, 05/15/52	85	79,870
6.13%, 04/01/54	40	40,025
WEA Finance LLC, 4.63%, 09/20/48(a)	60	49,435
WEA Finance LLC/Westfield U.K. & Europe Finance PLC, 4.75%, 09/17/44(a)	10	8,701
Welltower OP LLC
4.95%, 09/01/48	55	52,003
6.50%, 03/15/41	40	44,897
Weyerhaeuser Co., 4.00%, 03/09/52	65	50,728
		3,381,398
Retail — 1.3%
7-Eleven Inc.
2.50%, 02/10/41(a)	80	56,052
2.80%, 02/10/51(a)	125	77,471
Alimentation Couche-Tard Inc.
3.44%, 05/13/41(a)	80	63,066
3.63%, 05/13/51(a)	45	32,803
3.80%, 01/25/50(a)	20	15,308
4.50%, 07/26/47(a)	65	55,937
5.62%, 02/12/54(a)	65	65,117
Bath & Body Works Inc.
6.75%, 07/01/36	65	64,431
6.88%, 11/01/35	85	85,266
7.60%, 07/15/37	25	24,880
CK Hutchison International 20 Ltd., 3.38%, 05/08/50(a)	200	148,364
CK Hutchison International 21 Ltd., 3.13%, 04/15/41(a)	105	81,951
Darden Restaurants Inc., 4.55%, 02/15/48	45	37,687
Dick's Sporting Goods Inc., 4.10%, 01/15/52	80	59,304
Dollar General Corp.
4.13%, 04/03/50	55	43,744
5.50%, 11/01/52	40	38,375
Dollar Tree Inc., 3.38%, 12/01/51	35	23,969
Home Depot Inc. (The)
2.38%, 03/15/51	100	58,518
2.75%, 09/15/51	80	50,393
3.13%, 12/15/49	130	90,352
3.30%, 04/15/40	110	91,048
3.35%, 04/15/50	175	126,323
3.50%, 09/15/56	80	57,038
3.63%, 04/15/52	175	130,487
3.90%, 06/15/47	132	106,533
4.20%, 04/01/43	110	96,647
4.25%, 04/01/46	185	159,326
4.40%, 03/15/45	110	97,333
4.50%, 12/06/48	115	100,952
4.88%, 02/15/44	70	66,297
4.95%, 09/15/52	115	107,094
5.30%, 06/25/54	130	126,895
5.40%, 09/15/40	61	63,394
5.40%, 06/25/64	25	24,440
5.88%, 12/16/36	294	321,269

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
5.95%, 04/01/41	$102	$110,202
Kohl's Corp., 5.55%, 07/17/45	45	32,273
Lowe's Companies Inc.
2.80%, 09/15/41	133	96,549
3.00%, 10/15/50	195	126,005
3.50%, 04/01/51	25	17,739
3.70%, 04/15/46	138	105,696
4.05%, 05/03/47	115	92,323
4.25%, 04/01/52	165	132,172
4.38%, 09/15/45	63	53,532
4.45%, 04/01/62	80	63,749
4.55%, 04/05/49	40	34,157
4.65%, 04/15/42	60	54,880
5.00%, 04/15/40	35	34,243
5.13%, 04/15/50	70	64,862
5.63%, 04/15/53	130	128,426
5.75%, 07/01/53	60	60,118
5.80%, 09/15/62	90	89,594
5.85%, 04/01/63	45	45,180
Macy's Retail Holdings LLC
4.30%, 02/15/43	25	18,016
5.13%, 01/15/42	30	24,748
6.38%, 03/15/37	20	18,672
Marks & Spencer PLC, 7.13%, 12/01/37(a)	35	38,814
McDonald's Corp.
3.63%, 05/01/43	60	48,340
3.63%, 09/01/49	130	97,416
3.70%, 02/15/42	50	41,296
4.20%, 04/01/50	70	57,584
4.45%, 03/01/47	100	86,655
4.45%, 09/01/48	80	68,952
4.60%, 05/26/45	55	49,312
4.70%, 12/09/35	64	64,108
4.88%, 07/15/40	35	34,176
4.88%, 12/09/45	180	167,228
5.15%, 09/09/52	75	70,927
5.45%, 08/14/53	80	79,191
5.70%, 02/01/39	30	32,075
6.30%, 10/15/37	90	100,718
6.30%, 03/01/38	75	83,795
Nordstrom Inc., 5.00%, 01/15/44	110	82,594
QVC Inc., 5.95%, 03/15/43(b)	30	11,744
Starbucks Corp.
3.35%, 03/12/50	55	38,430
3.50%, 11/15/50	115	82,125
3.75%, 12/01/47	65	49,730
4.30%, 06/15/45	50	42,723
4.45%, 08/15/49	95	80,108
4.50%, 11/15/48	75	63,768
Target Corp.
2.95%, 01/15/52	100	64,980
3.63%, 04/15/46	60	46,529
3.90%, 11/15/47	65	51,957
4.00%, 07/01/42	120	102,652
4.80%, 01/15/53(b)	110	99,286
5.25%, 02/15/36	25	25,815
7.00%, 01/15/38	100	117,800
TJX Companies Inc. (The), 4.50%, 04/15/50	60	52,807
Walmart Inc.
2.50%, 09/22/41	140	102,241
2.65%, 09/22/51	180	115,578
Security	Par (000)	Value
Retail (continued)
2.95%, 09/24/49	$45	$31,403
3.63%, 12/15/47	20	15,837
3.95%, 06/28/38	125	117,852
4.00%, 04/11/43	50	43,966
4.05%, 06/29/48	180	152,713
4.30%, 04/22/44	60	54,452
4.50%, 09/09/52	80	71,878
4.50%, 04/15/53	95	85,710
5.00%, 10/25/40	60	61,761
5.63%, 04/01/40	85	91,942
5.63%, 04/15/41	80	86,045
6.20%, 04/15/38	75	85,644
6.50%, 08/15/37	35	40,978
Yum! Brands Inc.
5.35%, 11/01/43	30	29,286
6.88%, 11/15/37	40	44,842
		7,616,963
Semiconductors — 1.1%
Advanced Micro Devices Inc., 4.39%, 06/01/52	50	42,760
Analog Devices Inc.
2.80%, 10/01/41	75	55,972
2.95%, 10/01/51	110	72,759
5.30%, 12/15/45	50	49,517
5.30%, 04/01/54	35	34,432
Applied Materials Inc.
2.75%, 06/01/50	75	49,090
4.35%, 04/01/47	92	80,856
5.85%, 06/15/41	55	58,999
Broadcom Inc.
3.19%, 11/15/36(a)	280	241,772
3.50%, 02/15/41	285	236,941
3.75%, 02/15/51	185	143,629
4.80%, 02/15/36	175	175,424
4.90%, 02/15/38	170	169,668
4.93%, 05/15/37(a)	245	245,940
Foundry JV Holdco LLC
6.10%, 01/25/36(a)	200	212,645
6.20%, 01/25/37(a)	200	213,400
6.30%, 01/25/39(a)	200	214,807
Intel Corp.
2.80%, 08/12/41	85	60,368
3.05%, 08/12/51	155	97,779
3.10%, 02/15/60	90	52,729
3.20%, 08/12/61	75	44,555
3.25%, 11/15/49	190	124,973
3.73%, 12/08/47	195	142,597
4.10%, 05/19/46	146	114,304
4.10%, 05/11/47	110	85,065
4.25%, 12/15/42	70	57,869
4.60%, 03/25/40	80	72,549
4.75%, 03/25/50	220	185,508
4.80%, 10/01/41	90	81,117
4.90%, 07/29/45	60	52,815
4.90%, 08/05/52	185	158,289
4.95%, 03/25/60	80	67,112
5.05%, 08/05/62	90	75,740
5.60%, 02/21/54	95	90,503
5.63%, 02/10/43	55	54,170
5.70%, 02/10/53	185	177,493
5.90%, 02/10/63	120	116,033

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
KLA Corp.
3.30%, 03/01/50	$80	$56,980
4.95%, 07/15/52	140	129,912
5.00%, 03/15/49	50	46,908
5.25%, 07/15/62	60	57,325
Lam Research Corp.
2.88%, 06/15/50	60	39,860
3.13%, 06/15/60	40	25,627
4.88%, 03/15/49	75	69,894
Micron Technology Inc.
3.37%, 11/01/41	45	34,740
3.48%, 11/01/51	45	31,899
NVIDIA Corp.
3.50%, 04/01/40	96	82,742
3.50%, 04/01/50	185	141,094
3.70%, 04/01/60	30	22,841
NXP BV/NXP Funding LLC/NXP USA Inc.
3.13%, 02/15/42	35	25,921
3.25%, 05/11/41	95	72,506
3.25%, 11/30/51	50	33,541
QUALCOMM Inc.
3.25%, 05/20/50	95	66,895
4.30%, 05/20/47	157	134,271
4.50%, 05/20/52	115	99,167
4.80%, 05/20/45	175	163,029
6.00%, 05/20/53	115	123,577
Texas Instruments Inc.
2.70%, 09/15/51	45	28,209
3.88%, 03/15/39	65	58,677
4.10%, 08/16/52	25	20,415
4.15%, 05/15/48	130	108,942
5.00%, 03/14/53	65	60,879
5.05%, 05/18/63	135	124,117
5.15%, 02/08/54(b)	75	72,104
TSMC Arizona Corp., 3.25%, 10/25/51	215	166,506
		6,308,757
Software — 1.2%
Fidelity National Information Services Inc.
3.10%, 03/01/41	65	48,682
4.50%, 08/15/46	30	25,508
Fiserv Inc., 4.40%, 07/01/49	175	139,554
Intuit Inc., 5.50%, 09/15/53	105	105,484
Microsoft Corp.
2.50%, 09/15/50	170	106,770
2.53%, 06/01/50	584	370,032
2.68%, 06/01/60	299	177,954
2.92%, 03/17/52	570	386,442
3.04%, 03/17/62	177	114,558
3.45%, 08/08/36	175	161,858
3.50%, 11/15/42	65	54,012
3.70%, 08/08/46	100	82,212
3.75%, 02/12/45	65	55,344
3.95%, 08/08/56	25	20,268
4.00%, 02/12/55	45	36,965
4.10%, 02/06/37	95	93,340
4.25%, 02/06/47	130	118,371
4.45%, 11/03/45	150	142,031
4.50%, 10/01/40	90	88,998
4.50%, 06/15/47	80	73,468
4.50%, 02/06/57	40	36,569
5.20%, 06/01/39	20	21,290
Security	Par (000)	Value
Software (continued)
5.30%, 02/08/41	$55	$58,683
MSCI Inc., 5.15%, 03/15/36	50	49,890
Oracle Corp.
3.60%, 04/01/40	325	250,834
3.60%, 04/01/50	465	307,731
3.65%, 03/25/41	240	182,467
3.80%, 11/15/37	165	137,466
3.85%, 07/15/36	140	120,663
3.85%, 04/01/60	295	192,738
3.95%, 03/25/51	350	243,677
4.00%, 07/15/46	315	230,189
4.00%, 11/15/47	240	175,080
4.10%, 03/25/61	170	114,779
4.13%, 05/15/45	125	94,406
4.38%, 05/15/55	135	98,746
4.50%, 07/08/44	125	100,383
5.38%, 07/15/40	170	158,738
5.38%, 09/27/54	195	166,809
5.50%, 09/27/64	105	88,803
5.55%, 02/06/53	210	184,107
5.88%, 09/26/45	315	296,196
5.95%, 09/26/55	175	163,388
6.00%, 08/03/55	150	139,331
6.10%, 09/26/65	225	209,469
6.13%, 07/08/39	145	146,479
6.13%, 08/03/65	80	74,431
6.50%, 04/15/38	121	126,915
6.90%, 11/09/52	190	197,283
Salesforce Inc.
2.70%, 07/15/41	120	88,272
2.90%, 07/15/51	175	113,605
3.05%, 07/15/61	110	67,713
Synopsys Inc., 5.70%, 04/01/55	185	185,584
		7,224,565
Telecommunications — 2.4%
America Movil SAB de CV
4.38%, 07/16/42	40	35,190
4.38%, 04/22/49	50	42,692
6.13%, 11/15/37	120	130,386
6.13%, 03/30/40	154	166,302
AT&T Inc.
3.10%, 02/01/43	115	85,561
3.30%, 02/01/52	130	86,595
3.50%, 06/01/41	200	159,295
3.50%, 09/15/53	715	491,918
3.50%, 02/01/61	45	29,433
3.55%, 09/15/55	735	503,028
3.65%, 06/01/51	325	233,557
3.65%, 09/15/59	591	402,552
3.80%, 12/01/57	570	404,897
3.85%, 06/01/60	115	81,578
4.30%, 12/15/42	170	146,433
4.35%, 06/15/45	105	88,396
4.50%, 03/09/48	160	134,931
4.55%, 03/09/49	125	105,658
4.65%, 06/01/44	85	74,828
4.75%, 05/15/46	185	164,086
4.80%, 06/15/44	35	31,506
4.85%, 03/01/39	70	67,431
4.90%, 08/15/37	95	93,546
5.15%, 03/15/42	50	48,251

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
5.15%, 11/15/46	$60	$55,951
5.15%, 02/15/50	60	55,096
5.25%, 03/01/37	90	92,009
5.45%, 03/01/47	95	92,029
5.55%, 08/15/41	60	60,653
5.55%, 11/01/45	100	98,323
5.65%, 02/15/47	80	82,124
5.70%, 11/01/54	90	88,339
5.70%, 03/01/57	55	53,912
6.00%, 08/15/40	25	26,367
6.05%, 08/15/56	70	72,219
6.38%, 03/01/41	40	43,549
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52	57	40,823
4.30%, 07/29/49	35	28,093
4.46%, 04/01/48	110	91,981
5.55%, 02/15/54(b)	75	72,572
Series US-4, 3.65%, 03/17/51	40	29,125
Cisco Systems Inc.
5.30%, 02/26/54	185	181,585
5.35%, 02/26/64	75	72,795
5.50%, 01/15/40	220	231,751
5.50%, 02/24/55	70	70,569
5.90%, 02/15/39	180	196,269
Corning Inc.
3.90%, 11/15/49	20	15,790
4.38%, 11/15/57	65	53,469
4.70%, 03/15/37	30	29,496
4.75%, 03/15/42	45	41,826
5.35%, 11/15/48	55	54,083
5.45%, 11/15/79	95	87,836
5.75%, 08/15/40	36	37,807
5.85%, 11/15/68	35	34,795
Deutsche Telekom AG, 3.63%, 01/21/50(a)	150	110,719
Deutsche Telekom International Finance BV, 4.75%, 06/21/38(a)	20	19,450
Embarq LLC, 8.00%, 06/01/36	127	49,534
Fibercop SpA
Series 2036, 7.20%, 07/18/36(a)	38	37,769
Series 2038, 7.72%, 06/04/38(a)	70	70,611
Juniper Networks Inc., 5.95%, 03/15/41	31	31,131
Lumen Technologies Inc.
Series P, 7.60%, 09/15/39	43	41,838
Series U, 7.65%, 03/15/42	35	33,724
Motorola Solutions Inc., 5.50%, 09/01/44	26	25,584
Nokia OYJ, 6.63%, 05/15/39	55	59,123
Orange SA
5.38%, 01/13/42	20	19,835
5.50%, 02/06/44	5	4,980
Rogers Communications Inc.
3.70%, 11/15/49	60	43,923
4.30%, 02/15/48	75	60,928
4.50%, 03/15/42	95	82,456
4.50%, 03/15/43	50	42,680
4.55%, 03/15/52	200	162,479
5.00%, 03/15/44	80	72,736
5.45%, 10/01/43	35	33,484
7.50%, 08/15/38	60	70,161
SES AMERICOM, Inc., 5.30%, 03/25/44(a)	4	3,069
Security	Par (000)	Value
Telecommunications (continued)
Telecom Italia Capital SA
7.20%, 07/18/36	$55	$60,034
7.72%, 06/04/38	55	61,003
Telefonica Emisiones SA
4.90%, 03/06/48	150	127,538
5.21%, 03/08/47	265	236,272
5.52%, 03/01/49	150	138,346
7.05%, 06/20/36	195	220,032
T-Mobile USA Inc.
3.00%, 02/15/41	190	143,094
3.30%, 02/15/51	310	211,435
3.40%, 10/15/52	290	198,990
3.60%, 11/15/60	150	102,321
4.38%, 04/15/40	200	181,972
4.50%, 04/15/50	300	252,368
5.25%, 06/15/55	105	97,759
5.50%, 01/15/55	85	82,051
5.65%, 01/15/53	90	88,922
5.70%, 01/15/56	50	49,724
5.75%, 01/15/54	140	140,146
5.80%, 09/15/62	65	65,494
5.88%, 11/15/55	105	106,954
6.00%, 06/15/54	110	114,044
Verizon Communications Inc.
2.65%, 11/20/40	335	243,647
2.85%, 09/03/41	140	102,218
2.88%, 11/20/50	280	177,028
2.99%, 10/30/56	313	190,710
3.00%, 11/20/60	165	98,692
3.40%, 03/22/41	395	312,085
3.55%, 03/22/51	470	340,905
3.70%, 03/22/61	300	208,344
3.85%, 11/01/42	100	81,015
3.88%, 03/01/52	125	94,759
4.00%, 03/22/50	145	112,828
4.13%, 08/15/46	100	81,404
4.27%, 01/15/36	135	127,499
4.52%, 09/15/48	155	132,313
4.67%, 03/15/55	80	68,011
4.75%, 11/01/41	42	38,618
4.81%, 03/15/39	135	130,045
4.86%, 08/21/46	190	171,623
5.01%, 04/15/49	60	54,884
5.01%, 08/21/54	75	67,493
5.25%, 03/16/37	70	71,124
5.40%, 07/02/37(a)	25	25,571
5.50%, 03/16/47	75	73,559
5.50%, 02/23/54(b)	105	102,661
5.75%, 11/30/45	175	176,500
5.88%, 11/30/55	125	126,072
6.00%, 11/30/65	130	131,392
6.55%, 09/15/43	50	55,496
Vodafone Group PLC
4.25%, 09/17/50	87	69,166
4.88%, 06/19/49	190	167,993
5.00%, 05/30/38	50	49,550
5.13%, 06/04/81, (5-year CMT + 3.07%)(c)	115	91,166
5.25%, 05/30/48	115	108,177
5.63%, 02/10/53	90	87,434
5.75%, 06/28/54	205	202,279
5.75%, 02/10/63	30	28,956

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
5.88%, 06/28/64	$75	$74,043
6.15%, 02/27/37	98	107,337
		14,336,596
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
5.10%, 05/15/44	35	31,248
6.35%, 03/15/40	60	63,503
Mattel Inc., 5.45%, 11/01/41	35	33,480
		128,231
Transportation — 1.5%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	55	35,368
3.05%, 02/15/51	60	40,587
3.30%, 09/15/51	80	56,629
3.55%, 02/15/50	110	82,276
3.90%, 08/01/46	80	65,151
4.05%, 06/15/48	100	82,537
4.13%, 06/15/47	50	41,852
4.15%, 04/01/45	120	102,378
4.15%, 12/15/48	60	50,142
4.38%, 09/01/42	90	81,361
4.40%, 03/15/42	85	77,043
4.45%, 03/15/43	50	45,192
4.45%, 01/15/53	115	98,788
4.55%, 09/01/44	90	81,403
4.70%, 09/01/45	35	32,075
4.90%, 04/01/44	65	62,066
4.95%, 09/15/41	55	53,659
5.05%, 03/01/41	25	24,780
5.15%, 09/01/43	85	83,702
5.20%, 04/15/54	160	153,861
5.40%, 06/01/41	60	61,429
5.50%, 03/15/55	130	130,576
5.75%, 05/01/40	75	80,269
5.80%, 03/15/56	85	88,979
6.15%, 05/01/37	65	72,930
6.20%, 08/15/36	25	28,172
Canadian National Railway Co.
2.45%, 05/01/50	30	18,028
3.20%, 08/02/46	55	40,427
3.65%, 02/03/48	55	42,638
4.40%, 08/05/52	60	51,397
4.45%, 01/20/49	60	52,469
6.13%, 11/01/53	25	27,446
6.20%, 06/01/36	65	72,873
6.38%, 11/15/37	57	64,559
Canadian Pacific Railway Co.
3.00%, 12/02/41	60	45,322
3.10%, 12/02/51	180	121,851
3.50%, 05/01/50	75	54,922
4.20%, 11/15/69	20	15,320
4.30%, 05/15/43	50	43,859
4.70%, 05/01/48	60	54,004
4.80%, 08/01/45	70	65,070
4.95%, 08/15/45	65	61,307
5.95%, 05/15/37	40	43,307
6.13%, 09/15/2115	68	69,508
CSX Corp.
2.50%, 05/15/51	35	21,147
3.35%, 09/15/49	75	53,955
Security	Par (000)	Value
Transportation (continued)
3.80%, 11/01/46	$82	$65,650
3.80%, 04/15/50	65	50,582
3.95%, 05/01/50	51	40,494
4.10%, 03/15/44	128	108,952
4.25%, 11/01/66	35	27,591
4.30%, 03/01/48	100	85,105
4.40%, 03/01/43	71	63,242
4.50%, 03/15/49	75	65,298
4.50%, 11/15/52	110	95,209
4.50%, 08/01/54	55	47,219
4.65%, 03/01/68	35	29,392
4.75%, 05/30/42	105	98,738
4.75%, 11/15/48	10	9,085
4.90%, 03/15/55	30	27,483
5.50%, 04/15/41	45	46,482
6.00%, 10/01/36	50	54,754
6.15%, 05/01/37	50	55,485
6.22%, 04/30/40	105	116,757
Empresa de Transporte de Pasajeros Metro SA, 5.00%, 01/25/47(f)	200	188,375
FedEx Corp.
3.25%, 05/15/41	25	18,472
4.05%, 02/15/48	75	57,688
4.10%, 04/15/43	25	19,854
4.10%, 02/01/45	80	61,992
4.40%, 01/15/47	75	59,393
4.55%, 04/01/46	90	73,592
4.75%, 11/15/45	60	51,342
4.95%, 10/17/48(b)	50	43,042
5.10%, 01/15/44	78	70,225
5.25%, 05/15/50(b)	80	73,351
Indian Railway Finance Corp. Ltd., 3.95%, 02/13/50(f)	200	159,336
MTR Corp. Ltd., 5.25%, 04/01/55(f)	200	206,305
Norfolk Southern Corp.
2.90%, 08/25/51	60	38,690
3.05%, 05/15/50	95	63,918
3.16%, 05/15/55	80	52,889
3.40%, 11/01/49	45	32,366
3.70%, 03/15/53	60	44,422
3.94%, 11/01/47	94	75,804
3.95%, 10/01/42	55	46,502
4.05%, 08/15/52	95	75,542
4.10%, 05/15/49	45	36,747
4.10%, 05/15/2121	35	24,918
4.15%, 02/28/48	70	58,111
4.45%, 06/15/45	30	26,476
4.55%, 06/01/53	85	73,428
4.65%, 01/15/46	50	45,032
4.84%, 10/01/41	75	71,590
5.10%, 08/01/2118	20	17,745
5.35%, 08/01/54	70	68,196
5.95%, 03/15/64	45	47,236
Polar Tankers Inc., 5.95%, 05/10/37(a)	25	27,108
Union Pacific Corp.
2.95%, 03/10/52	120	78,412
2.97%, 09/16/62	50	29,932
3.20%, 05/20/41	95	74,994
3.25%, 02/05/50	225	158,872
3.35%, 08/15/46	5	3,713
3.38%, 02/14/42	35	27,966
3.50%, 02/14/53	95	68,863

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
3.55%, 08/15/39	$65	$56,095
3.55%, 05/20/61	35	24,180
3.60%, 09/15/37	76	68,203
3.75%, 02/05/70	65	45,056
3.80%, 10/01/51	105	81,003
3.80%, 04/06/71	70	49,342
3.84%, 03/20/60	210	155,375
3.85%, 02/14/72	50	35,577
3.88%, 02/01/55	80	61,533
3.95%, 08/15/59	40	30,426
4.00%, 04/15/47	90	73,508
4.05%, 11/15/45	95	79,394
4.05%, 03/01/46	100	83,140
4.10%, 09/15/67	35	26,759
4.30%, 03/01/49	85	71,551
4.50%, 09/10/48	35	30,526
4.95%, 09/09/52	15	13,962
5.15%, 01/20/63	40	37,541
5.60%, 12/01/54	140	142,367
United Parcel Service Inc.
3.40%, 11/15/46	25	18,823
3.63%, 10/01/42	45	36,643
3.75%, 11/15/47	132	103,723
4.25%, 03/15/49	75	63,135
4.88%, 11/15/40	65	63,440
5.05%, 03/03/53	115	107,178
5.20%, 04/01/40	60	61,062
5.30%, 04/01/50(b)	125	122,428
5.50%, 05/22/54	115	114,116
5.60%, 05/22/64	30	29,562
5.95%, 05/14/55	130	137,000
6.05%, 05/14/65	90	94,803
6.20%, 01/15/38	170	189,192
		8,679,214
Trucking & Leasing — 0.0%
GATX Corp.
3.10%, 06/01/51	50	32,423
5.20%, 03/15/44	55	52,405
6.05%, 06/05/54	75	76,947
		161,775
Water — 0.1%
American Water Capital Corp.
3.25%, 06/01/51	55	37,965
3.45%, 05/01/50	55	39,954
3.75%, 09/01/47	35	27,325
4.00%, 12/01/46	45	36,960
4.15%, 06/01/49	60	49,208
4.20%, 09/01/48	80	66,182
4.30%, 12/01/42	55	48,335
4.30%, 09/01/45	40	34,867
5.45%, 03/01/54	75	74,076
5.70%, 09/01/55	90	91,583
6.59%, 10/15/37	50	57,196
Essential Utilities Inc.
3.35%, 04/15/50	75	51,992
4.28%, 05/01/49	75	60,703
Security	Par (000)	Value
Water (continued)
5.30%, 05/01/52	$35	$32,934
		709,280
Total Corporate Bonds & Notes — 44.5% (Cost: $290,241,194)		265,930,676
Foreign Government Obligations(g)
Angola — 0.0%
Angolan Government International Bonds, 9.38%, 05/08/48(f)	200	173,991
Argentina — 0.4%
Argentina Bonar Bonds
4.88%, 07/09/41(e)	59	38,764
5.00%, 01/09/38(e)	315	228,640
Argentina Republic Government International Bonds
4.38%, 07/09/46(e)	218	149,791
4.88%, 07/09/41(b)(e)	1,084	721,776
5.00%, 01/09/38(e)	1,350	1,005,242
Provincia de Buenos Aires/Government Bonds
5.88%, 09/01/37(e)(f)	80	50,875
6.63%, 09/01/37(e)(f)	505	364,237
		2,559,325
Bahrain — 0.1%
Bahrain Government International Bonds
6.00%, 09/19/44(f)	200	181,822
7.50%, 02/12/36(f)	200	216,685
		398,507
Brazil — 0.3%
Brazil Government International Bonds
4.75%, 01/14/50	400	296,074
5.00%, 01/27/45(b)	400	324,462
5.63%, 01/07/41	200	188,005
5.63%, 02/21/47	200	171,456
7.13%, 01/20/37	200	220,673
7.13%, 05/13/54	200	200,352
7.25%, 01/12/56	200	199,782
		1,600,804
Bulgaria — 0.0%
Bulgaria Government International Bonds, 5.00%, 03/05/37(f)	100	100,217
Canada — 0.0%
OMERS Finance Trust, 4.00%, 04/19/52(a)	55	43,481
Chile — 0.3%
Chile Government International Bonds
3.10%, 05/07/41	200	155,527
3.10%, 01/22/61	400	256,004
3.50%, 01/25/50	200	150,128
3.50%, 04/15/53	200	146,235
3.63%, 10/30/42	150	123,755
3.86%, 06/21/47	200	162,758
4.00%, 01/31/52	200	161,538
4.34%, 03/07/42	200	180,330
4.95%, 01/05/36	200	202,636
		1,538,911
China — 0.0%
China Government International Bonds, 2.75%, 12/03/39(f)	200	179,653

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Colombia — 0.2%
Colombia Government International Bonds
3.88%, 02/15/61	$200	$117,159
4.13%, 05/15/51	200	125,427
5.00%, 06/15/45	200	148,542
5.20%, 05/15/49	200	148,387
5.63%, 02/26/44	200	162,815
6.13%, 01/18/41	200	178,025
7.38%, 09/18/37	150	154,072
8.38%, 11/07/54	200	213,745
8.75%, 11/14/53	200	223,364
		1,471,536
Costa Rica — 0.1%
Costa Rica Government International Bonds
7.16%, 03/12/45(f)	200	217,656
7.30%, 11/13/54(f)	200	221,589
		439,245
Dominican Republic — 0.2%
Dominican Republic International Bonds
5.30%, 01/21/41(f)	150	134,672
5.88%, 01/30/60(f)	300	267,330
6.40%, 06/05/49(f)	150	147,790
6.50%, 02/15/48(f)	150	149,190
6.85%, 01/27/45(f)	250	257,457
6.95%, 03/15/37(f)	150	159,903
7.45%, 04/30/44(f)	200	219,670
		1,336,012
Ecuador — 0.0%
Ecuador Government International Bonds, 5.50%, 07/31/40(e)(f)	310	232,588
Egypt — 0.2%
Egypt Government International Bonds
6.88%, 04/30/40(f)	100	90,249
7.50%, 02/16/61(f)	200	165,915
7.90%, 02/21/48(f)	200	175,538
8.50%, 01/31/47(f)	200	186,359
8.70%, 03/01/49(f)	200	189,128
8.88%, 05/29/50(f)	200	192,393
		999,582
El Salvador — 0.1%
El Salvador Government International Bonds
7.12%, 01/20/50(f)	200	179,813
7.63%, 02/01/41(f)	200	197,004
		376,817
Ghana — 0.0%
Ghana Government International Bonds, 1.50%, 01/03/37(f)	100	52,811
Guatemala — 0.1%
Guatemala Government Bonds
6.13%, 06/01/50(f)	200	193,880
6.60%, 06/13/36(f)	200	213,507
		407,387
Hong Kong — 0.1%
Airport Authority, 3.25%, 01/12/52(a)	200	155,381
Hong Kong Government International Bonds, 5.25%, 01/11/53(a)	200	216,722
		372,103
Security	Par (000)	Value
Hungary — 0.1%
Hungary Government International Bonds
3.13%, 09/21/51(f)	$200	$124,564
5.50%, 03/26/36(f)	200	200,176
6.75%, 09/25/52(f)	200	214,824
7.63%, 03/29/41	200	236,032
		775,596
Indonesia — 0.5%
Indonesia Government International Bonds
3.05%, 03/12/51	200	134,967
3.50%, 02/14/50	200	147,664
3.70%, 10/30/49	200	153,615
4.20%, 10/15/50	200	165,983
4.35%, 01/11/48	200	174,077
5.10%, 02/10/54	200	193,851
5.13%, 01/15/45(f)	200	198,508
5.25%, 01/17/42(f)	200	201,663
5.25%, 01/08/47(f)	200	200,351
5.65%, 01/11/53	200	204,696
5.95%, 01/08/46(f)	200	214,511
6.63%, 02/17/37(f)	200	227,735
6.75%, 01/15/44(f)	200	232,357
7.75%, 01/17/38(f)	200	249,355
Perusahaan Penerbit SBSN Indonesia III
3.55%, 06/09/51(f)	200	146,747
3.80%, 06/23/50(f)	200	153,573
		2,999,653
Israel — 0.2%
Israel Government International Bonds
3.88%, 07/03/50	200	147,781
4.50%, 01/30/43	200	178,082
5.75%, 03/12/54	200	194,908
State of Israel
3.38%, 01/15/50	200	136,447
3.80%, 05/13/60(f)	600	411,188
		1,068,406
Italy — 0.1%
Republic of Italy Government International Bonds
3.88%, 05/06/51	230	172,498
4.00%, 10/17/49	285	221,063
		393,561
Ivory Coast — 0.1%
Ivory Coast Government International Bonds
8.08%, 04/01/36(f)	200	207,163
8.25%, 01/30/37(f)	200	209,191
		416,354
Jamaica — 0.0%
Jamaica Government International Bonds, 7.88%, 07/28/45	200	239,913
Jordan — 0.0%
Jordan Government International Bonds, 7.38%, 10/10/47(f)	200	199,583
Kazakhstan — 0.1%
Kazakhstan Government International Bonds
4.88%, 10/14/44(f)	200	185,086
6.50%, 07/21/45(f)	200	223,132
		408,218

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Kenya — 0.0%
Republic of Kenya Government International Bonds, 9.50%, 03/05/36(f)	$200	$202,033
Lebanon — 0.0%
Lebanon Government International Bonds, 7.25%, 03/23/37(f)(h)(i)	150	32,994
Malaysia — 0.0%
Malaysia Sovereign Sukuk Bhd, 4.24%, 04/22/45(f)	200	182,622
Mexico — 0.7%
Mexico Government International Bonds
3.75%, 04/19/71	200	120,238
3.77%, 05/24/61	400	250,402
4.28%, 08/14/41	300	242,998
4.35%, 01/15/47	200	153,458
4.40%, 02/12/52	200	148,097
4.60%, 01/23/46	200	159,727
4.60%, 02/10/48	200	157,206
4.75%, 03/08/44	340	282,866
5.00%, 04/27/51	200	163,391
5.55%, 01/21/45	300	279,722
5.75%, 10/12/2110	250	214,982
6.00%, 05/07/36	400	408,705
6.05%, 01/11/40	350	350,290
6.34%, 05/04/53	200	193,951
6.40%, 05/07/54	200	195,150
6.63%, 01/29/38	200	210,850
6.88%, 05/13/37	400	431,055
7.38%, 05/13/55	200	219,407
		4,182,495
Morocco — 0.0%
Morocco Government International Bonds, 4.00%, 12/15/50(f)	400	291,160
Nigeria — 0.1%
Nigeria Government International Bonds
7.63%, 11/28/47(f)	200	185,174
8.25%, 09/28/51(f)	200	193,013
9.13%, 01/13/46(a)	200	212,492
		590,679
Oman — 0.1%
Oman Government International Bonds
6.50%, 03/08/47(f)	200	218,045
6.75%, 01/17/48(f)	200	221,981
7.00%, 01/25/51(f)	200	229,579
		669,605
Panama — 0.3%
Panama Government International Bonds
3.87%, 07/23/60	200	131,418
4.30%, 04/29/53	200	147,729
4.50%, 05/15/47	200	156,838
4.50%, 04/16/50	200	152,372
4.50%, 04/01/56	200	148,506
4.50%, 01/19/63	200	147,437
6.70%, 01/26/36	215	228,499
6.85%, 03/28/54	200	206,662
8.00%, 03/01/38	200	230,219
		1,549,680
Security	Par (000)	Value
Paraguay — 0.1%
Paraguay Government International Bonds
5.40%, 03/30/50(f)	$200	$184,298
6.10%, 08/11/44(f)	200	205,551
		389,849
Peru — 0.2%
Peru Government International Bonds
2.78%, 12/01/60	260	146,224
3.23%, 07/28/2121	130	73,315
3.30%, 03/11/41	100	78,072
3.55%, 03/10/51	200	143,456
3.60%, 01/15/72	125	80,649
5.63%, 11/18/50	220	218,134
5.88%, 08/08/54	200	201,457
6.20%, 06/30/55	100	104,866
6.55%, 03/14/37	150	167,536
		1,213,709
Philippines — 0.3%
Philippines Government International Bonds
2.65%, 12/10/45	200	134,043
2.95%, 05/05/45	200	142,172
3.20%, 07/06/46	200	145,104
3.70%, 03/01/41	200	168,825
3.70%, 02/02/42	200	167,045
3.95%, 01/20/40	300	267,207
4.20%, 03/29/47	200	169,287
5.50%, 01/17/48	400	405,189
		1,598,872
Poland — 0.1%
Republic of Poland Government International Bonds
5.50%, 04/04/53	300	292,204
5.50%, 03/18/54	400	389,623
		681,827
Qatar — 0.3%
Qatar Government International Bonds
4.40%, 04/16/50(f)	400	362,703
4.63%, 06/02/46(f)	200	188,988
4.82%, 03/14/49(f)	600	579,723
5.10%, 04/23/48(f)	500	503,166
5.75%, 01/20/42(a)	200	218,700
		1,853,280
Romania — 0.1%
Romanian Government International Bonds
4.00%, 02/14/51(f)	400	274,116
5.13%, 06/15/48(f)	140	115,830
6.13%, 01/22/44(b)(f)	100	96,128
7.50%, 02/10/37(f)	130	142,862
7.63%, 01/17/53(f)	150	164,631
		793,567
Saudi Arabia — 0.5%
Saudi Government International Bonds
3.25%, 11/17/51(f)	200	136,150
3.45%, 02/02/61(f)	200	132,619
3.75%, 01/21/55(f)	200	145,901
4.50%, 10/26/46(f)	600	523,436
4.50%, 04/22/60(f)	200	165,722
4.63%, 10/04/47(f)	400	352,838
5.00%, 04/17/49(f)	400	370,614
5.00%, 01/18/53(f)	200	183,068
5.25%, 01/16/50(f)	400	386,494

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Saudi Arabia (continued)
5.75%, 01/16/54(f)	$400	$408,341
		2,805,183
Senegal — 0.0%
Senegal Government International Bonds, 6.75%, 03/13/48(f)	200	111,618
South Africa — 0.2%
Republic of South Africa Government International Bonds
5.00%, 10/12/46	200	157,021
5.38%, 07/24/44	200	170,596
5.65%, 09/27/47	200	169,390
5.75%, 09/30/49	200	169,011
7.30%, 04/20/52	200	202,249
7.95%, 11/19/54(f)	200	214,480
		1,082,747
South Korea — 0.1%
Export-Import Bank of Korea, 2.50%, 06/29/41	200	148,418
Korea International Bonds, 3.88%, 09/20/48	200	171,921
		320,339
Sri Lanka — 0.1%
Sri Lanka Government International Bonds
3.85%, 05/15/36(e)(f)	150	136,207
3.85%, 02/15/38(e)(f)	188	172,047
		308,254
Supranational — 0.0%
European Investment Bank, 4.88%, 02/15/36	5	5,335
Inter-American Development Bank
3.20%, 08/07/42	50	41,495
3.88%, 10/28/41	110	100,082
4.38%, 01/24/44	50	47,843
		194,755
Turkey — 0.3%
Turkiye Government International Bonds
4.88%, 04/16/43	200	154,390
5.75%, 05/11/47	400	329,220
6.00%, 01/14/41	300	269,817
6.63%, 02/17/45	200	186,546
6.75%, 05/30/40	200	197,185
6.88%, 03/17/36	350	357,857
7.25%, 03/05/38	50	53,853
		1,548,868
Ukraine — 0.0%
Ukraine Government International Bonds
6.00%, 02/01/36(e)(f)	187	107,083
7.75%, 02/01/36(e)(f)	141	79,103
		186,186
United Arab Emirates — 0.3%
Abu Dhabi Government International Bonds
2.70%, 09/02/70(f)	200	115,931
3.00%, 09/15/51(f)	200	139,789
3.13%, 09/30/49(f)	400	291,734
3.88%, 04/16/50(f)	400	330,123
4.13%, 10/11/47(f)	200	174,568
5.50%, 04/30/54(f)	200	208,759
Emirate of Dubai Government International Bonds, 5.25%, 01/30/43(f)	200	203,539
Finance Department Government of Sharjah, 4.00%, 07/28/50(f)	200	139,590
Security	Par (000)	Value
United Arab Emirates (continued)
UAE International Government Bonds
3.25%, 10/19/61(f)	$200	$140,218
4.95%, 07/07/52(f)	200	195,334
		1,939,585
Uruguay — 0.2%
Oriental Republic of Uruguay, 5.25%, 09/10/60	130	123,632
Uruguay Government International Bonds
4.13%, 11/20/45	55	48,676
4.98%, 04/20/55	305	281,726
5.10%, 06/18/50	390	373,348
5.44%, 02/14/37	95	99,433
7.63%, 03/21/36	150	182,396
		1,109,211
Zambia — 0.0%
Zambia Government International Bonds, 0.50%, 12/31/53(f)	200	137,920
Total Foreign Government Obligations — 7.2% (Cost: $43,600,017)		42,761,292
Municipal Debt Obligations
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	150	147,506
California — 0.5%
Bay Area Toll Authority RB BAB
Series S-1, 7.04%, 04/01/50	50	58,241
Series S-3, 6.91%, 10/01/50	170	196,028
California State University RB
Class B,2.72%, 11/01/52	200	130,232
5.18%, 11/01/53	100	97,192
City of San Francisco California Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	100	113,627
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	50	53,714
Foothill-Eastern Transportation Corridor Agency RB, Series A, 4.09%, 01/15/49	100	80,239
Los Angeles Community College District California GO BAB, 6.75%, 08/01/49	200	225,775
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	50	60,005
Regents of the University of California Medical Center Pooled Revenue RB
3.71%, 05/15/2120	225	146,105
Series N, 3.26%, 05/15/60	65	42,588
Regents of the University of California Medical Center Pooled Revenue RB BAB, Series F, 6.58%, 05/15/49	150	163,172
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	125	128,725
San Diego County Water Authority RB BAB, Series B, Class B,6.14%, 05/01/49	50	52,349
State of California GO
4.60%, 04/01/38	100	102,022
5.20%, 03/01/43	105	104,378
State of California GO BAB
7.30%, 10/01/39	400	470,068
7.55%, 04/01/39	250	306,834

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
7.60%, 11/01/40	$245	$304,360
University of California RB
Series AQ, 4.77%, 05/15/2115	150	125,706
Series BG, 3.07%, 05/15/51(b)	200	136,855
		3,098,215
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue RB BAB, Series B, 5.84%, 11/01/50	20	20,614
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority RB, 4.81%, 10/01/2114	50	44,338
Florida — 0.0%
County of Miami-Dade Aviation Revenue RB, Series C, 4.28%, 10/01/41	50	46,763
Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	89	98,147
Project M, Series 2010-A, 6.66%, 04/01/57	45	49,763
		147,910
Illinois — 0.1%
Chicago O'Hare International Airport RB, Series C, Class C,4.57%, 01/01/54	250	222,286
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue RB, Series B, Class B,6.90%, 12/01/40	230	259,419
Metropolitan Water Reclamation District of Greater Chicago GOL BAB, 5.72%, 12/01/38	55	58,288
		539,993
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority RB, 5.20%, 12/01/39	210	217,372
Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority RB, Class D,3.05%, 07/01/40	50	39,135
Massachusetts — 0.1%
Commonwealth of Massachusetts GOL BAB, Series E, 5.46%, 12/01/39	200	207,367
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	25	26,218
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	50	52,654
		286,239
Michigan — 0.0%
Michigan State University RB, 4.17%, 08/15/2122	100	74,771
University of Michigan RB, Class B,3.50%, 04/01/52	200	150,311
		225,082
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.23%, 05/15/50	100	72,026
New Jersey — 0.1%
New Jersey Transportation Trust Fund Authority RB BAB, Series B, 6.56%, 12/15/40	100	112,064
Security	Par (000)	Value
New Jersey (continued)
New Jersey Turnpike Authority RB BAB
Series A, 7.10%, 01/01/41	$200	$233,799
Series F, 7.41%, 01/01/40	150	181,512
		527,375
New York — 0.3%
City of New York GO BAB, Series C-1, 5.52%, 10/01/37	200	205,910
Empire State Development Corp. RB BAB, 5.77%, 03/15/39	45	46,670
Metropolitan Transportation Authority Dedicated Tax Fund RB BAB, 7.34%, 11/15/39	130	155,520
Metropolitan Transportation Authority RB BAB, 6.81%, 11/15/40	100	112,962
New York City Municipal Water Finance Authority RB BAB
5.44%, 06/15/43	250	250,309
6.01%, 06/15/42	200	212,292
New York State Dormitory Authority RB BAB, Series F, 5.63%, 03/15/39(b)	100	104,241
Port Authority of New York & New Jersey RB
3.29%, 08/01/69(b)	300	197,712
5.07%, 07/15/53	30	28,891
Series 168, 4.93%, 10/01/51	80	75,375
Series 174, 4.46%, 10/01/62(b)	350	300,254
Series 181, 4.96%, 08/01/46	50	48,532
Series 225, 3.18%, 07/15/60	70	46,521
		1,785,189
Ohio — 0.1%
American Municipal Power Inc. RB, Series B, 8.08%, 02/15/50	50	64,210
American Municipal Power Inc. RB BAB, 6.45%, 02/15/44(b)	200	214,429
Ohio State University (The) RB, Series A, 4.80%, 06/01/2111	75	64,759
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	100	99,267
		442,665
Oklahoma — 0.1%
Oklahoma Development Finance Authority RB
4.62%, 06/01/44	85	83,411
4.71%, 05/01/52	175	164,009
		247,420
Pennsylvania — 0.0%
Commonwealth Financing Authority RB, Series A, 4.14%, 06/01/38	150	141,726
Pennsylvania State University (The) RB, 2.79%, 09/01/43	75	58,611
		200,337
Tennessee — 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority RB BAB, Series B, 6.73%, 07/01/43	40	43,309
Texas — 0.3%
Board of Regents of the University of Texas System RB BAB, Series C, 4.79%, 08/15/46	150	145,698
City of San Antonio Electric & Gas Systems Revenue RB, 5.57%, 02/01/50	35	35,163
City of San Antonio Electric & Gas Systems Revenue RB BAB, 5.81%, 02/01/41	50	52,198

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Dallas Area Rapid Transit RB, Class A,2.61%, 12/01/48	$100	$69,405
Dallas Area Rapid Transit RB BAB, Series B, 6.00%, 12/01/44(b)	100	106,252
Dallas County Hospital District GOL BAB, Series C, Class C,5.62%, 08/15/44	30	30,034
Dallas Fort Worth International Airport RB
Class A,4.51%, 11/01/51	200	176,649
Series C, Class C,2.92%, 11/01/50	100	72,296
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52	150	106,176
North Texas Tollway Authority RB BAB, Series B, Class B,6.72%, 01/01/49	70	79,105
Permanent University Fund - Texas A&M University System RB, Series B, Class B,3.66%, 07/01/47	100	84,969
State of Texas GO BAB, 5.52%, 04/01/39	234	243,924
Texas Natural Gas Securitization Finance Corp. RB, 5.17%, 04/01/41	200	206,712
Texas Private Activity Bond Surface Transportation Corp. RB, Series B, Class B,3.92%, 12/31/49	100	80,835
Texas Transportation Commission GO, 2.47%, 10/01/44	50	35,549
		1,524,965
Virginia — 0.0%
University of Virginia RB
2.26%, 09/01/50(b)	270	160,994
Series C, 4.18%, 09/01/2117	45	34,663
		195,657
Total Municipal Debt Obligations — 1.6% (Cost: $11,073,389)		9,852,110
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 0.0%
Federal National Mortgage Association, Series 2019-M4, Class A2, 3.61%, 02/25/31	254	249,624
U.S. Government Agency Obligations — 0.2%
Federal Home Loan Banks, 5.50%, 07/15/36	290	321,022
Tennessee Valley Authority
3.50%, 12/15/42	50	42,453
5.25%, 09/15/39	65	69,980
5.25%, 02/01/55	50	50,784
5.38%, 04/01/56	500	515,381
5.88%, 04/01/36	200	226,821
		1,226,441
U.S. Government Obligations — 44.7%
U.S. Treasury Note/Bond
1.13%, 05/15/40	4,131	2,672,241
1.13%, 08/15/40	498	318,720
1.25%, 05/15/50	3,600	1,785,937
1.38%, 11/15/40	5,757	3,809,515
1.38%, 08/15/50	3,890	1,981,469
1.63%, 11/15/50	6,245	3,392,791
1.75%, 08/15/41	7,638	5,253,512
1.88%, 02/15/41	5,970	4,253,625
1.88%, 02/15/51	6,658	3,849,156
1.88%, 11/15/51	7,324	4,191,846
2.00%, 11/15/41	6,235	4,438,541
2.00%, 02/15/50	4,170	2,522,850
Security	Par (000)	Value
U.S. Government Obligations (continued)
2.00%, 08/15/51	$7,261	$4,305,546
2.25%, 05/15/41	5,213	3,911,379
2.25%, 08/15/46	1,922	1,297,951
2.25%, 08/15/49	4,700	3,034,437
2.25%, 02/15/52	6,150	3,858,164
2.38%, 02/15/42	5,390	4,045,027
2.38%, 11/15/49	3,960	2,619,787
2.38%, 05/15/51	6,150	4,004,227
2.50%, 02/15/45	2,130	1,543,917
2.50%, 02/15/46	895	638,946
2.50%, 05/15/46	1,750	1,245,234
2.75%, 08/15/42	1,450	1,142,328
2.75%, 11/15/42	4,355	3,416,634
2.75%, 08/15/47	1,700	1,246,844
2.75%, 11/15/47	3,120	2,281,500
2.88%, 05/15/43	3,150	2,494,406
2.88%, 08/15/45	500	384,141
2.88%, 11/15/46	850	644,141
2.88%, 05/15/49	4,320	3,186,000
2.88%, 05/15/52	3,852	2,778,857
3.00%, 05/15/42	1,000	820,469
3.00%, 05/15/45	300	236,250
3.00%, 11/15/45	500	391,328
3.00%, 02/15/47	1,300	1,004,047
3.00%, 02/15/48	3,835	2,930,180
3.00%, 08/15/48	4,840	3,679,156
3.00%, 02/15/49	4,600	3,481,625
3.00%, 08/15/52	4,710	3,482,456
3.13%, 11/15/41	600	505,219
3.13%, 02/15/43	4,486	3,700,950
3.13%, 08/15/44	1,400	1,133,125
3.13%, 05/15/48	4,247	3,311,996
3.25%, 05/15/42	3,690	3,137,077
3.38%, 08/15/42	4,840	4,171,475
3.38%, 05/15/44	1,450	1,222,758
3.63%, 08/15/43	1,450	1,277,586
3.63%, 02/15/44	2,600	2,279,469
3.63%, 02/15/53	6,499	5,426,665
3.63%, 05/15/53	6,021	5,021,890
3.75%, 11/15/43	2,300	2,057,422
3.88%, 08/15/40	650	611,305
3.88%, 02/15/43	2,914	2,675,416
3.88%, 05/15/43	4,730	4,333,123
4.00%, 11/15/42	4,900	4,579,969
4.00%, 11/15/52	5,710	5,097,959
4.13%, 08/15/44	3,999	3,750,937
4.13%, 08/15/53	6,515	5,945,955
4.25%, 05/15/39	300	298,266
4.25%, 11/15/40	2,026	1,984,847
4.25%, 02/15/54	6,100	5,686,344
4.25%, 08/15/54	6,724	6,266,978
4.38%, 11/15/39	1,630	1,632,038
4.38%, 05/15/40	2,137	2,131,657
4.38%, 08/15/43	4,324	4,217,251
4.50%, 08/15/39	1,300	1,321,938
4.50%, 02/15/44	6,435	6,360,595
4.50%, 11/15/54	7,158	6,958,918
4.63%, 02/15/40	1,350	1,385,016
4.63%, 05/15/44	4,550	4,563,508
4.63%, 11/15/44	4,336	4,340,742
4.63%, 05/15/54	7,110	7,055,564

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.63%, 02/15/55	$7,529	$7,472,532
4.63%, 11/15/55	4,007	3,981,330
4.75%, 02/15/41	270	279,239
4.75%, 11/15/43	5,227	5,333,990
4.75%, 02/15/45	6,541	6,649,335
4.75%, 11/15/53	6,776	6,844,819
4.75%, 05/15/55	6,901	6,990,497
4.75%, 08/15/55	4,317	4,375,010
4.88%, 08/15/45	3,035	3,132,215
5.00%, 05/15/45	4,377	4,592,430
		266,670,535
Total U.S. Government & Agency Obligations — 44.9% (Cost: $307,601,988)		268,146,600
Total Long-Term Investments — 98.2% (Cost: $652,625,655)		586,802,683
	Shares
Short-Term Securities
Money Market Funds — 2.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(j)(k)(l)	11,942,236	11,942,236
Total Short-Term Securities — 2.0% (Cost: $11,942,237)		11,942,236
Total Investments — 100.2% (Cost: $664,567,892)		598,744,919
Liabilities in Excess of Other Assets — (0.2)%		(1,463,554)
Net Assets — 100.0%		$597,281,365

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Non-income producing security.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$10,597,307	$1,344,929 (a)	$—	$—	$—	$11,942,236	11,942,236	$143,315 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Core 10+ Year USD Bond ETF

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$112,005	$—	$112,005
Corporate Bonds & Notes	—	265,930,676	—	265,930,676
Foreign Government Obligations	—	42,761,292	—	42,761,292
Municipal Debt Obligations	—	9,852,110	—	9,852,110
U.S. Government & Agency Obligations	—	268,146,600	—	268,146,600
Short-Term Securities
Money Market Funds	11,942,236	—	—	11,942,236
	$11,942,236	$586,802,683	$—	$598,744,919

Portfolio Abbreviation
BAB	Build America Bond
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
GO	General Obligation
GOL	General Obligation Limited

PJSC	Public Joint Stock Company
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate